UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

Alliance Bernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2023

Date of reporting period: June 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

JUN    06.30.23

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	BALANCED HEDGED ALLOCATION PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

BALANCED HEDGED ALLOCATION PORTFOLIO

EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,076.10	$3.50	0.68%	$3.91	0.76%
Hypothetical**	$1,000	$1,021.42	$3.41	0.68%	$3.81	0.76%

Class B
Actual	$1,000	$1,073.60	$4.78	0.93%	$5.19	1.01%
Hypothetical**	$1,000	$1,020.18	$4.66	0.93%	$5.06	1.01%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	In connection with the Portfolio’s investments in affiliated/unaffiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Portfolio’s total expenses are equal to the classes’ annualized expense ratio plus the Portfolio’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

BALANCED HEDGED ALLOCATION PORTFOLIO
TEN LARGEST HOLDINGS[1]

June 30, 2023 (unaudited)	AB Variable Products Series Fund

SECURITY	U.S. $ VALUE	PERCENT OF NET ASSETS
iShares Core S&P 500 ETF	$54,656,080	30.8%
Vanguard Total Bond Market ETF	27,745,773	15.6
iShares Core U.S. Aggregate Bond ETF	27,710,055	15.6
iShares Core MSCI EAFE ETF	21,141,000	11.9
iShares Core MSCI Emerging Markets ETF	11,770,452	6.6
Vanguard Mid-Cap ETF	5,900,288	3.3
S&P 500 Index	4,971,770	2.8
U.S. Treasury Inflation Index	4,690,551	2.6
Vanguard Small-Cap ETF	4,176,690	2.4
Vanguard Real Estate ETF	4,094,440	2.3

	$166,857,099	93.9%

SECURITY TYPE BREAKDOWN2

June 30, 2023 (unaudited)

SECURITY TYPE	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Investment Companies	$157,194,778	88.6%
Inflation-Linked Securities	4,690,551	2.7
Purchased Options—Calls	2,582,770	1.5
Purchased Options—Puts	2,389,000	1.3
Corporates—Investment Grade	192,224	0.1
Short-Term Investments	10,274,585	5.8

Total Investments	$177,323,908	100.0%

1	Long-term investments.

2	The Portfolio’s security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

2

BALANCED HEDGED ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2023 (unaudited)	AB Variable Products Series Fund

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES–88.6%
FUNDS AND INVESTMENT TRUSTS–88.6%(a)
iShares Core MSCI EAFE ETF		313,200	$21,141,000
iShares Core MSCI Emerging Markets ETF		238,800	11,770,452
iShares Core S&P 500 ETF		122,627	54,656,080
iShares Core U.S. Aggregate Bond ETF		282,900	27,710,055
Vanguard Mid-Cap ETF(b)		26,800	5,900,288
Vanguard Real Estate ETF(b)		49,000	4,094,440
Vanguard Small-Cap ETF(b)		21,000	4,176,690
Vanguard Total Bond Market ETF		381,700	27,745,773

Total Investment Companies (cost $158,287,597)			157,194,778

	Principal Amount (000)
INFLATION-LINKED SECURITIES–2.6%
UNITED STATES–2.6%
U.S. Treasury Inflation Index 0.125%, 01/15/2032(c) (cost $5,362,485)	U.S.$	5,334	4,690,551

	Notional Amount
PURCHASED OPTIONS–CALLS–1.5%
OPTIONS ON EQUITY INDICES–1.5%
S&P 500 Index Expiration: Dec 2024; Contracts: 15; Exercise Price: USD 4,200.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	6,300,000	1,003,650

	Notional Amount		U.S. $ Value

S&P 500 Index Expiration: Dec 2024; Contracts: 12; Exercise Price: USD 4,000.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	4,800,000	$981,420
S&P 500 Index Expiration: Dec 2024; Contracts: 10; Exercise Price: USD 4,300.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	4,300,000	597,700

Total Purchased Options–Calls (premiums paid $1,955,535)			2,582,770

PURCHASED OPTIONS–PUTS–1.4%
OPTIONS ON EQUITY INDICES–1.4%
S&P 500 Index Expiration: Dec 2024; Contracts: 50; Exercise Price: USD 4,200.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	21,000,000	950,750
S&P 500 Index Expiration: Dec 2024; Contracts: 35; Exercise Price: USD 4,100.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	14,350,000	601,125
S&P 500 Index Expiration: Dec 2024; Contracts: 27; Exercise Price: USD 4,000.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	10,800,000	409,725

3

BALANCED HEDGED ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

	Notional Amount		U.S. $ Value

S&P 500 Index Expiration: Dec 2024; Contracts: 20; Exercise Price: USD 4,300.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	8,600,000	$427,400

Total Purchased Options–Puts (premiums paid $7,009,410)			2,389,000

	Principal Amount (000)
CORPORATES–INVESTMENT GRADE–0.1%
INDUSTRIAL–0.1%
SERVICES–0.1%
Chicago Parking Meters LLC 4.93%, 12/30/2025(e) (cost $200,000)	U.S.$	200	192,224

	Shares
COMMON STOCKS–0.0%
ENERGY–0.0%
OIL, GAS & CONSUMABLE FUELS–0.0%
Gazprom PJSC(e)(f)		31,460	–0	–
LUKOIL PJSC(e)(f)		790	–0	–

			–0	–

MATERIALS–0.0%
METALS & MINING–0.0%
MMC Norilsk Nickel PJSC (ADR)(d)(e)(f)		2,540	–0	–

Total Common Stocks (cost $272,623)			–0	–

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS–5.8%
INVESTMENT COMPANIES–5.8%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.02%(a)(g)(h) (cost $10,274,585)	10,274,585	$10,274,585

Total Investments Before Security Lending Collateral for Securities Loaned–100.0% (cost $183,362,235)		177,323,908

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–1.6%
INVESTMENT COMPANIES–1.6%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.02%(a)(g)(h) (cost $2,937,000)	2,937,000	2,937,000

TOTAL INVESTMENTS–101.6% (cost $186,299,235)		180,260,908
Other assets less liabilities–(1.6)%		(2,900,201)

NET ASSETS–100.0%		$177,360,707

4

AB Variable Products Series Fund

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	10	September 2023	$951,850	$960
MSCI EAFE Futures	41	September 2023	4,418,775	30,660
MSCI Emerging Markets Futures	37	September 2023	1,846,115	(18,579)
S&P 500 E-Mini Futures	82	September 2023	18,401,825	598,653
S&P Mid 400 E-Mini Futures	4	September 2023	1,057,640	24,825
U.S. Long Bond (CBT) Futures	50	September 2023	6,345,313	5,252
U.S. T-Note 10 Yr (CBT) Futures	536	September 2023	60,174,375	(1,171,802)

				$(530,031)

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(d)	Non-income producing security.

(e)	Fair valued by the Adviser.

(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

CBT—Chicago Board of Trade

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

MSCI—Morgan Stanley Capital International

PJSC—Public Joint Stock Company

See notes to financial statements.

5

BALANCED HEDGED ALLOCATION PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2023 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $173,087,650)	$167,049,323	(a)
Affiliated issuers (cost $13,211,585—including investment of cash collateral for securities loaned of $2,937,000)	13,211,585
Foreign currencies, at value (cost $6,722)	6,793
Receivable for variation margin on futures	403,424
Unaffiliated dividends and interest receivable	64,937
Affiliated dividends receivable	47,541
Receivable for capital stock sold	14,457
Receivable for investment securities sold	5

Total assets	180,798,065

LIABILITIES
Payable for collateral received on securities loaned	2,937,000
Payable for capital stock redeemed	130,802
Advisory fee payable	68,975
Distribution fee payable	35,397
Administrative fee payable	22,483
Foreign capital gains tax payable	8,989
Directors’ fees payable	310
Transfer Agent fee payable	150
Accrued expenses	233,252

Total liabilities	3,437,358

NET ASSETS	$177,360,707

COMPOSITION OF NET ASSETS
Capital stock, at par	$20,232
Additional paid-in capital	169,232,565
Distributable earnings	8,107,910

NET ASSETS	$177,360,707

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$16,079,018	1,805,169	$8.91

B	$161,281,689	18,426,781	$8.75

(a)	Includes securities on loan with a value of $11,094,531 (see Note E).

See notes to financial statements.

6

BALANCED HEDGED ALLOCATION PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2023 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $8,301)	$1,711,426
Affiliated issuers	214,857
Interest	104,133
Securities lending income	15,494

2,045,910

EXPENSES
Advisory fee (see Note B)	404,999
Distribution fee—Class B	204,662
Transfer agency—Class A	254
Transfer agency—Class B	2,555
Custody and accounting	66,506
Administrative	47,950
Audit and tax	44,554
Printing	19,400
Legal	17,555
Directors’ fees	9,883
Miscellaneous	7,026

Total expenses	825,344
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(5,394)

Net expenses	819,950

Net investment income	1,225,960

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions(a)	(24,871)
Futures	1,767,221
Foreign currency transactions	(117)
Net change in unrealized appreciation (depreciation) of:
Investments	9,191,433
Futures	664,929
Foreign currency denominated assets and liabilities	2,079

Net gain on investment and foreign currency transactions	11,600,674

NET INCREASE IN NET ASSETS FROM OPERATIONS	$12,826,634

(a)	Net of foreign realized capital gains taxes of $4,811.

See notes to financial statements.

7

BALANCED HEDGED ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,225,960		$2,576,399
Net realized gain on investment and foreign currency transactions	1,742,233		10,294,648
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	9,858,441		(58,310,497)
Contributions from Affiliates (see Note B)	–0	–	2,636

Net increase (decrease) in net assets from operations	12,826,634		(45,436,814)
Distributions to Shareholders
Class A	–0	–	(2,419,129)
Class B	–0	–	(24,164,652)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(12,856,353)		3,638,903

Total decrease	(29,719)		(68,381,692)
NET ASSETS
Beginning of period	177,390,426		245,772,118

End of period	$177,360,707		$177,390,426

See notes to financial statements.

8

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Balanced Hedged Allocation Portfolio (the “Portfolio”) (formerly known as AB Balanced Wealth Strategy Portfolio) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to maximize total return consistent with the determination of AllianceBernstein L.P. (the “Adviser”) of reasonable risk. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers 10 separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

9

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

10

AB Variable Products Series Fund

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Investment Companies	$157,194,778		$–0	–	$–0	–	$157,194,778
Inflation-Linked Securities	–0	–	4,690,551		–0	–	4,690,551
Purchased Options—Calls	–0	–	2,582,770		–0	–	2,582,770
Purchased Options—Puts	–0	–	2,389,000		–0	–	2,389,000
Corporates—Investment Grade	–0	–	192,224		–0	–	192,224
Common Stocks	–0	–	–0	–	0	(a)	–0	–
Short-Term Investments	10,274,585		–0	–	–0	–	10,274,585
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,937,000		–0	–	–0	–	2,937,000

Total Investments in Securities	170,406,363		9,854,545		0	(a)	180,260,908
Other Financial Instruments(b):
Assets:
Futures	660,350		–0	–	–0	–	660,350	(c)
Liabilities:
Futures	(1,190,381)		–0	–	–0	–	(1,190,381	)(c)

Total	$169,876,332		$9,854,545		$0	(a)	$179,730,877

(a)	The Portfolio held securities with zero market value at period end.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)	Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

11

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .425% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. Prior to May 2, 2022, the Portfolio paid the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to .75% and 1.00% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2023, there was no such reimbursement. This fee waiver and/or expense reimbursement agreement extends through May 1, 2024 and then may be extended by the Adviser for additional one-year terms.

12

AB Variable Products Series Fund

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2023, the reimbursement for such services amounted to $47,950.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $900 for the six months ended June 30, 2023.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2023, such waiver amounted to $4,628.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2023 is as follows:

Portfolio	Market Value 12/31/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,692	$25,166	$22,583	$10,275	$215
Government Money Market Portfolio*	1,978	71,467	70,508	2,937	8

Total				$13,212	$223

*	Investments of cash collateral for securities lending transactions (see Note E).

During the year ended December 31, 2022, the Adviser reimbursed the Portfolio $2,636 for trading losses incurred due to a trade entry error.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2023 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$–0	–	$12,330,227
U.S. government securities	–0	–	–0	–

13

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$5,304,946
Gross unrealized depreciation	(11,873,304)

Net unrealized depreciation	$(6,568,358)

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2023, the Portfolio held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

14

AB Variable Products Series Fund

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Portfolio’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

During the six months ended June 30, 2023, the Portfolio held purchased options for hedging and non-hedging purposes.

During the six months ended June 30, 2023, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$5,252	*	Payable for variation margin on futures	$1,171,802	*

Equity contracts	Receivable for variation margin on futures	655,098	*	Payable for variation margin on futures	18,579	*

Equity contracts	Investments in securities, at value	4,971,770

Total		$5,632,120			$1,190,381

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(908)		$(700,457)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	1,768,129		1,365,386

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	–0	–	(3,175,995)

Total		$1,767,221		$(2,511,066)

15

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2023:

Futures:
Average notional amount of buy contracts	$94,279,891
Average notional amount of sale contracts	$11,027,693	(a)
Purchased Options:
Average notional amount	$70,150,000

(a)	Positions were open for one month during the period.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

16

AB Variable Products Series Fund

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2023 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$11,094,531	$2,937,000	$8,396,834	$7,990	$7,504	$766

*	As of June 30, 2023.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
Class A
Shares sold	10,046		124,450	$88,311		$1,307,388
Shares issued in reinvestment of dividends and distributions	–0	–	264,675	–0	–	2,419,127
Shares redeemed	(166,029)		(289,813)	(1,433,872)		(2,886,339)

Net increase (decrease)	(155,983)		99,312	$(1,345,561)		$840,176

Class B
Shares sold	290,863		888,386	$2,504,184		$8,974,615
Shares issued on reinvestment of dividends and distributions	–0	–	2,684,961	–0	–	24,164,652
Shares redeemed	(1,642,135)		(3,131,166)	(14,014,976)		(30,340,540)

Net increase (decrease)	(1,351,272)		442,181	$(11,510,792)		$2,798,727

At June 30, 2023, certain shareholders of the Portfolio owned 68% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Allocation Risk—The allocation of investments among the different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities may have a more significant effect on the Portfolio’s net asset value, or NAV, when one of these investment strategies is performing more poorly than others.

ETF Risk—ETFs, are investment companies and are subject to market and selection risk. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETF’s expenses and runs the risk that the ETF may not achieve its investment objective.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

17

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce the Portfolio’s returns.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (“junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade than other types of securities.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Real Assets Risk—The Portfolio’s investments in securities linked to real assets involve significant risks, including financial, operating, and competitive risks. Investments in securities linked to real assets expose the Portfolio to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located. Changes in inflation rates or in the market’s inflation expectations may adversely affect the market value of inflation-sensitive equities. The Portfolio’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts, or REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Portfolio’s losses.

LIBOR Transition and Associated Risk—The Portfolio may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. As announced by the FCA and LIBOR’s administrator, ICE Benchmark Administration, most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) have not been published since the end of 2021, but the most widely used U.S. Dollar LIBOR settings are expected to continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a

18

AB Variable Products Series Fund

benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the law by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolio’s performance and/or NAV. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2023.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2023 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2022 and December 31, 2021 were as follows:

	2022	2021
Distributions paid from:
Ordinary income	$8,298,483	$2,456,552
Net long-term capital gains	18,285,298	3,780,596

Total taxable distributions paid	$26,583,781	$6,237,148

19

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

As of December 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,625,224
Undistributed capital gains	8,899,982
Unrealized appreciation (depreciation)	(15,230,130	)(a)

Total accumulated earnings (deficit)	$(4,704,924)

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2022, the Portfolio did not have any capital loss carryforwards.

NOTE J: Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

20

BALANCED HEDGED ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31,
2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.28	$11.75	$10.61	$10.24	$10.10	$11.86

Income From Investment Operations
Net investment income(a)(b)	.07	.15	.16	.13	.19	.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.56	(2.25)	1.29	.78	1.58	(.87)
Contributions from Affiliates	–0	–	.00	(c)	.00	(c)	–0	–	–0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.63	(2.10)	1.45	.91	1.77	(.64)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.35)	(.06)	(.24)	(.29)	(.23)
Distributions from net realized gain on investment transactions	–0	–	(1.02)	(.25)	(.30)	(1.34)	(.89)

Total dividends and distributions	–0	–	(1.37)	(.31)	(.54)	(1.63)	(1.12)

Net asset value, end of period	$8.91	$8.28	$11.75	$10.61	$10.24	$10.10

Total Return
Total investment return based on net asset value(d)*	7.61%	(18.99)%	13.73%	9.41%	18.53%	(6.17)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,079	$16,241	$21,879	$21,252	$24,347	$23,967
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)‡	.68	%^	.63%	.56%	.55%	.55%	.66%
Expenses, before waivers/reimbursements(e)(f)‡	.69	%^	.71%	.75%	.77%	.75%	.75%
Net investment income(b)	1.58	%^	1.50%	1.43%	1.38%	1.81%	2.05%
Portfolio turnover rate	0%	135	%**	63	%**	66	%**	63	%**	150	%**

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.08	%^	.09%	.20%	.22%	.22%	.11%

See footnote summary on page 23.

21

BALANCED HEDGED ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31,
2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.15	$11.58	$10.47	$10.10	$9.98	$11.73

Income From Investment Operations
Net investment income(a)(b)	.06	.12	.13	.11	.16	.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.54	(2.22)	1.26	.78	1.56	(.86)
Contributions from Affiliates	–0	–	.00	(c)	.00	(c)	–0	–	–0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.60	(2.10)	1.39	.89	1.72	(.66)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.31)	(.03)	(.22)	(.26)	(.20)
Distributions from net realized gain on investment transactions	–0	–	(1.02)	(.25)	(.30)	(1.34)	(.89)

Total dividends and distributions	–0	–	(1.33)	(.28)	(.52)	(1.60)	(1.09)

Net asset value, end of period	$8.75	$8.15	$11.58	$10.47	$10.10	$9.98

Total Return
Total investment return based on net asset value(d)*	7.36%	(19.17)%	13.36%	9.25%	18.20%	(6.41)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$161,282	$161,149	$223,893	$222,427	$231,071	$220,274
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)‡	.93	%^	.88%	.81%	.80%	.80%	.91%
Expenses, before waivers/reimbursements(e)(f)‡	.94	%^	.96%	1.00%	1.02%	1.00%	1.00%
Net investment income(b)	1.34	%^	1.24%	1.20%	1.14%	1.57%	1.79%
Portfolio turnover rate	0%	135	%**	63	%**	66	%**	63	%**	150	%**

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.08	%^	.09%	.20%	.22%	.22%	.11%

See footnote summary on page 23.

22

AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the six months ended June 30, 2023 and the years ended December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018, such waiver amounted to .01% (annualized), .08%, .19%, ..20%, .20% and .09%, respectively.

(f)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31,
			2022	2021	2020	2019	2018
Class A
Net of waivers/reimbursements	.68	%^	.63%	.56%	.55%	.54%	.66%
Before waivers/reimbursements	.69	%^	.71%	.75%	.77%	.75%	.75%
Class B
Net of waivers/reimbursements	.93	%^	.88%	.81%	.80%	.79%	.91%
Before waivers/reimbursements	.94	%^	.96%	1.00%	1.02%	1.00%	1.00%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the year ended December 31, 2022 by .02%.

**	The Portfolio accounts for dollar roll transactions as purchases and sales.

^	Annualized.

See notes to financial statements.

23

BALANCED HEDGED ALLOCATION PORTFOLIO	AB Variable Products Series Fund

OPERATION AND EFFECTIVENESS OF THE PORTFOLIO’S LIQUIDITY RISK MANAGEMENT PROGRAM:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolio to designate an Administrator of the Portfolio’s Liquidity Risk Management Program. The Administrator of the Portfolio’s LRMP is AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolio’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolio’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolio will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolio classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolio’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolio participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolio’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolio’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Portfolio or its ability to timely meet redemptions during the Program Reporting Period.

24

BALANCED HEDGED ALLOCATION PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Balanced Hedged Allocation Portfolio (formerly AB Balanced Wealth Strategy Portfolio) (the “Fund”) at a meeting held in-person on August 2-3, 2022 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2020 and 2021 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is

25

BALANCED HEDGED ALLOCATION PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class B Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class B Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2022 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s pro forma contractual effective advisory fee rate (reflecting a reduction in the advisory fee rate effective May 2022 with a peer group median. Taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, the directors noted that the Adviser’s pro forma total rate of compensation was equal to the peer group median.

The directors considered the schedule of fees charged by the Adviser for services to any sub-advised funds utilizing investment strategies similar to those of the Fund.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class B shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class B expense ratio of the Fund was based on the Fund’s latest fiscal year. The information provided included a pro forma expense ratio to reflect changes to the Fund’s expenses effective May 2022. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s pro forma expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s pro forma expense ratio was above the expense group median. After reviewing and discussing the Adviser’s explanation for this, the directors concluded that the Fund’s pro forma expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on

26

AB Variable Products Series Fund

economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

27

VPS-BHA-0152-0623

JUN    06.30.23

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	DYNAMIC ASSET ALLOCATION PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

DYNAMIC ASSET ALLOCATION PORTFOLIO

EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,083.10	$4.39	0.85%
Hypothetical**	$1,000	$1,020.58	$4.26	0.85%

Class B
Actual	$1,000	$1,082.40	$5.68	1.10%
Hypothetical**	$1,000	$1,019.34	$5.51	1.10%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

DYNAMIC ASSET ALLOCATION PORTFOLIO
TEN LARGEST HOLDINGS[1]

June 30, 2023 (unaudited)	AB Variable Products Series Fund

SECURITY	U.S. $ VALUE	PERCENT OF NET ASSETS
U.S. Treasury Notes & Bonds	$85,854,641	34.6%
Apple, Inc.	8,499,572	3.4
Microsoft Corp.	6,669,476	2.7
Amazon.com, Inc.	3,333,044	1.3
NVIDIA Corp.	2,893,880	1.2
Tesla, Inc.	2,067,983	0.8
Alphabet, Inc.—Class A	1,974,452	0.8
Alphabet, Inc.—Class C	1,799,550	0.7
Meta Platforms, Inc.—Class A	1,760,335	0.7
UnitedHealth Group, Inc.	1,241,974	0.5

	$116,094,907	46.7%

PORTFOLIO BREAKDOWN2

June 30, 2023 (unaudited)

ASSET CLASSES	ALLOCATION
Equities
US Large Cap	42.7%
International Large Cap	18.1
Emerging Market Equities	1.0

Sub-total	61.8

Fixed Income
U.S. Bonds	37.8
International Bonds	0.4

Sub-total	38.2

Total	100.0%

SECURITY TYPE BREAKDOWN3

June 30, 2023 (unaudited)

SECURITY TYPE	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Common Stocks	$157,325,383	63.8%
Governments—Treasuries	85,854,641	34.8
Options Purchased—Puts	760,473	0.3
Short-Term Investments	2,612,463	1.1

Total Investments	$246,552,960	100.0%

1	Long-term investments.

2	The Portfolio breakdown is expressed as an approximate percentage of the Portfolio’s total investments inclusive of derivative exposure, based on the Adviser’s internal classification guidelines.

3	The Portfolio’s security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2023 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–63.3%

INFORMATION TECHNOLOGY–14.1%
COMMUNICATIONS EQUIPMENT–0.4%
Arista Networks, Inc.(a)	722	$117,007
Cisco Systems, Inc.	11,343	586,887
F5, Inc.(a)	167	24,426
Juniper Networks, Inc.	890	27,884
Motorola Solutions, Inc.	464	136,082
Nokia Oyj	14,818	62,085
Telefonaktiebolaget LM Ericsson–Class B	8,083	43,917

		998,288

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.6%
Amphenol Corp.–Class A	1,649	140,083
Arrow Electronics, Inc.(a)	160	22,917
Azbil Corp.	299	9,463
CDW Corp./DE	375	68,812
Cognex Corp.	478	26,778
Corning, Inc.	2,229	78,104
Halma PLC	1,051	30,422
Hamamatsu Photonics KK	349	17,134
Hexagon AB–Class B	5,749	70,714
Hirose Electric Co., Ltd.	89	11,849
Ibiden Co., Ltd.	341	19,402
Keyence Corp.	624	296,498
Keysight Technologies, Inc.(a)	494	82,720
Kyocera Corp.	859	46,697
Murata Manufacturing Co., Ltd.	1,617	92,882
Omron Corp.	453	27,815
Shimadzu Corp.	578	17,865
TDK Corp.	1,062	41,423
TE Connectivity Ltd.	877	122,920
Teledyne Technologies, Inc.(a)	131	53,855
Trimble, Inc.(a)	684	36,211
Venture Corp., Ltd.	462	5,044
Yaskawa Electric Corp.(b)	638	29,414
Yokogawa Electric Corp.	534	9,885
Zebra Technologies Corp.–Class A(a)	143	42,304

		1,401,211

IT SERVICES–0.8%
Accenture PLC–Class A	1,749	539,706
Akamai Technologies, Inc.(a)	433	38,914
Bechtle AG	227	9,015
Capgemini SE	457	86,530
CGI, Inc.(a)	587	61,901
Cognizant Technology Solutions Corp.–Class A	1,411	92,110

Company	Shares	U.S. $ Value

EPAM Systems, Inc.(a)	160	$35,960
Fujitsu Ltd.	551	71,345
Gartner, Inc.(a)	219	76,718
GoDaddy, Inc.–Class A(a)	404	30,352
International Business Machines Corp.	2,512	336,131
Itochu Techno-Solutions Corp.	255	6,462
MongoDB, Inc.(a)	194	79,732
NEC Corp.	709	34,395
Nomura Research Institute Ltd.	1,054	29,119
NTT Data Corp.	1,722	24,144
Obic Co., Ltd.	221	35,472
Okta, Inc.(a)	427	29,612
Otsuka Corp.	330	12,854
SCSK Corp.	392	6,169
Shopify, Inc.–Class A(a)	3,316	214,317
Snowflake, Inc.–Class A(a)	720	126,706
TIS, Inc.	594	14,883
Twilio, Inc.–Class A(a)	492	31,301
VeriSign, Inc.(a)	260	58,752
Wix.com Ltd.(a)	150	11,736

		2,094,336

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–3.8%
Advanced Micro Devices, Inc.(a)	4,457	507,697
Advantest Corp.	577	77,713
Analog Devices, Inc.	1,401	272,929
Applied Materials, Inc.	2,341	338,368
ASM International NV(b)	130	55,198
ASML Holding NV	1,117	810,192
Broadcom, Inc.	1,155	1,001,882
Disco Corp.	268	42,490
Enphase Energy, Inc.(a)	380	63,642
Entegris, Inc.	415	45,990
First Solar, Inc.(a)	281	53,415
Infineon Technologies AG	3,616	148,915
Intel Corp.	11,551	386,265
KLA Corp.	384	186,248
Lam Research Corp.	374	240,430
Lasertec Corp.(b)	271	40,953
Lattice Semiconductor Corp.(a)	381	36,603
Marvell Technology, Inc.	2,373	141,858
Microchip Technology, Inc.	1,517	135,908
Micron Technology, Inc.	3,031	191,286
Monolithic Power Systems, Inc.	125	67,529
NVIDIA Corp.	6,841	2,893,880
NXP Semiconductors NV	720	147,370
ON Semiconductor Corp.(a)	1,195	113,023
Qorvo, Inc.(a)	277	28,262
QUALCOMM, Inc.	3,088	367,595
Renesas Electronics Corp.(a)	3,517	66,374

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Rohm Co., Ltd.	279	$26,428
Skyworks Solutions, Inc.	441	48,814
SolarEdge Technologies, Inc.(a)	156	41,972
STMicroelectronics NV	1,893	94,410
SUMCO Corp.(b)	934	13,251
Teradyne, Inc.	432	48,095
Texas Instruments, Inc.	2,513	452,390
Tokyo Electron Ltd.(b)	1,290	185,797
Tower Semiconductor Ltd.(a)	304	11,229
Wolfspeed, Inc.(a)(b)	345	19,179

		9,403,580

SOFTWARE–4.9%
Adobe, Inc.(a)	1,271	621,506
ANSYS, Inc.(a)	241	79,595
Aspen Technology, Inc.(a)	81	13,576
Atlassian Corp., Ltd.–Class A(a)	416	69,809
Autodesk, Inc.(a)	595	121,743
Bentley Systems, Inc.– Class B	620	33,623
BILL Holdings, Inc.(a)(b)	265	30,965
Black Knight, Inc.(a)	429	25,624
Cadence Design Systems, Inc.(a)	757	177,532
Check Point Software Technologies Ltd.(a)	268	33,666
Cloudflare, Inc.–Class A(a)	755	49,354
Coinbase Global, Inc.–Class A(a)(b)	458	32,770
Constellation Software, Inc./Canada(b)	56	116,027
Crowdstrike Holdings, Inc.–Class A(a)	618	90,766
CyberArk Software Ltd.(a)	114	17,822
Dassault Systemes SE	1,849	81,931
Datadog, Inc.–Class A(a)	692	68,079
Descartes Systems Group, Inc. (The)(a)	235	18,825
DocuSign, Inc.(a)	559	28,559
Dropbox, Inc.–Class A(a)	725	19,336
Fair Isaac Corp.(a)	70	56,645
Fortinet, Inc.(a)	1,846	139,539
Gen Digital, Inc.	1,593	29,550
HubSpot, Inc.(a)	130	69,172
Intuit, Inc.	777	356,014
Microsoft Corp.	19,585	6,669,476
Monday.com Ltd.(a)	53	9,075
Nemetschek SE	160	11,945
Nice Ltd.(a)	176	36,224
Open Text Corp.(b)	745	30,987
Oracle Corp.	4,486	534,238
Oracle Corp. Japan	142	10,561
Palantir Technologies, Inc.–Class A(a)	4,979	76,328
Palo Alto Networks, Inc.(a)	838	214,117
PTC, Inc.(a)	311	44,255

Company	Shares	U.S. $ Value

Roper Technologies, Inc.	295	$141,836
Sage Group PLC (The)	2,815	33,067
Salesforce, Inc.(a)	2,770	585,190
SAP SE	2,892	395,069
ServiceNow, Inc.(a)	565	317,513
Splunk, Inc.(a)	436	46,255
Synopsys, Inc.(a)	422	183,743
Temenos AG (REG)	177	14,094
Trend Micro, Inc./Japan	389	18,830
Tyler Technologies, Inc.(a)	116	48,310
UiPath, Inc.–Class A(a)	986	16,338
Unity Software, Inc.(a)	628	27,268
VMware, Inc.–Class A(a)	653	93,829
WiseTech Global Ltd.	459	24,620
Workday, Inc.–Class A(a)	565	127,628
Xero Ltd.(a)	398	31,888
Zoom Video Communications, Inc.–Class A(a)	650	44,122
Zscaler, Inc.(a)	241	35,258

		12,204,092

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–3.6%
Apple, Inc.	43,819	8,499,572
Brother Industries Ltd.	585	8,562
Canon, Inc.(b)	2,711	71,263
Dell Technologies, Inc.–Class C	713	38,581
FUJIFILM Holdings Corp.	1,009	60,119
Hewlett Packard Enterprise Co.	3,588	60,278
HP, Inc.	2,455	75,393
Logitech International SA (REG)	456	27,217
NetApp, Inc.	593	45,305
Ricoh Co., Ltd.	1,472	12,544
Seagate Technology Holdings PLC	515	31,863
Seiko Epson Corp.	792	12,365
Western Digital Corp.(a)	884	33,530

		8,976,592

		35,078,099

FINANCIALS–9.2%
BANKS–3.4%
ABN AMRO Bank NV(c)	1,118	17,377
AIB Group PLC	3,701	15,576
ANZ Group Holdings Ltd.	8,317	131,656
Banco Bilbao Vizcaya Argentaria SA	16,700	128,301
Banco Santander SA	45,568	168,699
Bank Hapoalim BM	3,449	28,442
Bank Leumi Le-Israel BM	4,275	32,035
Bank of America Corp.	19,783	567,574
Bank of Ireland Group PLC	2,963	28,289
Bank of Montreal(b)	1,966	177,552

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Bank of Nova Scotia (The)(b)	3,300	$165,106
Banque Cantonale Vaudoise (REG)(b)	84	8,873
Barclays PLC	43,058	84,118
BNP Paribas SA	3,077	194,177
BOC Hong Kong Holdings Ltd.	10,031	30,728
CaixaBank SA	11,427	47,334
Canadian Imperial Bank of Commerce(b)	2,509	107,121
Chiba Bank Ltd. (The)	1,414	8,575
Citigroup, Inc.	5,391	248,202
Citizens Financial Group, Inc.	1,341	34,973
Commerzbank AG	2,887	32,005
Commonwealth Bank of Australia(b)	4,676	313,043
Concordia Financial Group Ltd.(b)	2,921	11,421
Credit Agricole SA	3,352	39,801
Danske Bank A/S(a)	1,910	46,521
DBS Group Holdings Ltd.	4,175	97,498
DNB Bank ASA	2,576	48,173
Erste Group Bank AG	952	33,394
Fifth Third Bancorp	1,879	49,249
FinecoBank Banca Fineco SpA	1,691	22,762
First Citizens BancShares, Inc./NC–Class A	30	38,503
First Horizon Corp.	1,488	16,770
Hang Seng Bank Ltd.	1,305	18,604
HSBC Holdings PLC	55,330	438,094
Huntington Bancshares, Inc./OH	3,996	43,077
ING Groep NV	10,024	135,139
Intesa Sanpaolo SpA	44,700	117,192
Israel Discount Bank Ltd.–Class A	3,425	17,111
Japan Post Bank Co., Ltd.	4,018	31,333
JPMorgan Chase & Co.	8,119	1,180,827
KBC Group NV	693	48,372
KeyCorp	2,561	23,664
Lloyds Banking Group PLC	183,505	101,726
M&T Bank Corp.	466	57,672
Mediobanca Banca di Credito Finanziario SpA	1,528	18,294
Mitsubishi UFJ Financial Group, Inc.	31,587	232,830
Mizrahi Tefahot Bank Ltd.	427	14,279
Mizuho Financial Group, Inc.	6,654	101,709
National Australia Bank Ltd.(b)	8,692	152,874
National Bank of Canada	935	69,662
NatWest Group PLC	15,881	48,540
Nordea Bank Abp (Stockholm)	8,985	97,871

Company	Shares	U.S. $ Value

Oversea-Chinese Banking Corp., Ltd.	9,327	$84,848
PNC Financial Services Group, Inc. (The)	1,105	139,175
Regions Financial Corp.	2,559	45,601
Resona Holdings, Inc.	5,922	28,354
Royal Bank of Canada	3,838	366,547
Shizuoka Financial Group, Inc.	1,194	8,626
Skandinaviska Enskilda Banken AB–Class A	4,475	49,495
Societe Generale SA	2,014	52,377
Standard Chartered PLC	6,665	57,986
Sumitomo Mitsui Financial Group, Inc.	3,633	155,708
Sumitomo Mitsui Trust Holdings, Inc.	917	32,531
Svenska Handelsbanken AB–Class A	4,039	33,815
Swedbank AB–Class A	2,351	39,676
Toronto-Dominion Bank (The)	5,045	312,697
Truist Financial Corp.	3,678	111,627
UniCredit SpA	5,106	118,733
United Overseas Bank Ltd.	2,692	55,862
US Bancorp	4,242	140,156
Webster Financial Corp.	483	18,233
Wells Fargo & Co.	10,422	444,811
Westpac Banking Corp.(b)	9,718	138,371

		8,357,947

CAPITAL MARKETS–1.8%
3i Group PLC	2,695	66,801
Abrdn PLC	5,544	15,396
Ameriprise Financial, Inc.	292	96,991
Amundi SA(c)	169	9,984
Ares Management Corp.–Class A	439	42,298
ASX Ltd.(b)	536	22,556
Bank of New York Mellon Corp. (The)	2,227	99,146
BlackRock, Inc.	416	287,514
Blackstone, Inc.	1,956	181,849
Brookfield Asset Management Ltd.–Class A (Canada)	970	31,661
Brookfield Corp. (Canada)	3,903	131,401
Carlyle Group, Inc. (The)(b)	601	19,202
Cboe Global Markets, Inc.	293	40,437
Charles Schwab Corp. (The)	4,161	235,845
CME Group, Inc.	997	184,734
Daiwa Securities Group, Inc.	3,663	18,875
Deutsche Bank AG (REG)	5,367	56,422
Deutsche Boerse AG	527	97,292
EQT AB(b)	984	18,944
Euronext NV(c)	237	16,120
FactSet Research Systems, Inc.	107	42,870

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Franklin Resources, Inc.	831	$22,196
Futu Holdings Ltd. (ADR)(a)(b)	150	5,961
Goldman Sachs Group, Inc. (The)	925	298,349
Hargreaves Lansdown PLC	985	10,211
Hong Kong Exchanges & Clearing Ltd.	2,601	98,549
IGM Financial, Inc.(b)	230	7,002
Intercontinental Exchange, Inc.	1,550	175,274
Invesco Ltd.	952	16,003
Japan Exchange Group, Inc.(b)	1,388	24,288
Julius Baer Group Ltd.	592	37,360
KKR & Co., Inc.	1,669	93,464
London Stock Exchange Group PLC	1,112	118,354
LPL Financial Holdings, Inc.	218	47,400
Macquarie Group Ltd.	1,017	121,011
MarketAxess Holdings, Inc.	105	27,449
Moody’s Corp.	457	158,908
Morgan Stanley	3,474	296,680
MSCI, Inc.	222	104,182
Nasdaq, Inc.	948	47,258
Nomura Holdings, Inc.	8,021	30,580
Northern Trust Corp.	577	42,779
Onex Corp.(b)	190	10,494
Partners Group Holding AG	63	59,399
Raymond James Financial, Inc.	567	58,838
S&P Global, Inc.	909	364,409
SBI Holdings, Inc.	595	11,475
Schroders PLC	2,232	12,418
SEI Investments Co.	316	18,840
Singapore Exchange Ltd.	1,635	11,643
St. James’s Place PLC	1,517	20,979
State Street Corp.	932	68,204
T. Rowe Price Group, Inc.	622	69,676
TMX Group Ltd.	770	17,327
Tradeweb Markets, Inc.–Class A	308	21,092
UBS Group AG (REG)	8,785	178,060

		4,422,450

CONSUMER FINANCE–0.2%
Ally Financial, Inc.	749	20,231
American Express Co.	1,752	305,198
Capital One Financial Corp.	1,059	115,823
Discover Financial Services	719	84,015
Synchrony Financial	1,186	40,229

		565,496

FINANCIAL SERVICES–1.9%
Adyen NV(a)(b)(c)	61	105,632

Company	Shares	U.S. $ Value

Apollo Global Management, Inc.	1,106	$84,952
Berkshire Hathaway, Inc.–Class B(a)	3,596	1,226,236
Block, Inc.(a)	1,499	99,788
Edenred	691	46,286
Element Fleet Management Corp.	1,086	16,543
Equitable Holdings, Inc.	994	26,997
Eurazeo SE	121	8,519
EXOR NV	301	26,872
Fidelity National Information Services, Inc.	1,641	89,763
Fiserv, Inc.(a)	1,726	217,735
FleetCor Technologies, Inc.(a)	194	48,710
Global Payments, Inc.	731	72,018
GMO Payment Gateway, Inc.	164	12,864
Groupe Bruxelles Lambert NV	276	21,758
Industrivarden AB–Class A	360	9,984
Industrivarden AB– Class C(b)	427	11,783
Investor AB–Class A	1,208	24,176
Investor AB–Class B	4,793	95,884
Jack Henry & Associates, Inc.	202	33,801
Kinnevik AB–Class B(a)	672	9,322
L E Lundbergforetagen AB–Class B	210	8,943
M&G PLC	6,209	15,111
Mastercard, Inc.–Class A	2,358	927,401
Mitsubishi HC Capital, Inc.	2,423	14,386
Nexi SpA(a)(b)(c)	1,634	12,820
Nuvei Corp.(a)(b)(c)	173	5,109
ORIX Corp.	3,231	58,921
PayPal Holdings, Inc.(a)	2,954	197,120
Sofina SA(b)	43	8,915
Toast, Inc.–Class A(a)(b)	847	19,117
Visa, Inc.–Class A	4,501	1,068,898
Wendel SE	74	7,600
Wise PLC–Class A(a)	1,702	14,226
Worldline SA/France(a)(c)	662	24,242

		4,672,432

INSURANCE–1.9%
Admiral Group PLC	587	15,546
Aegon NV(b)	4,673	23,722
Aflac, Inc.	1,609	112,308
Ageas SA/NV	447	18,121
AIA Group Ltd.	31,637	321,321
Allianz SE (REG)	1,117	260,176
Allstate Corp. (The)	723	78,836
American Financial Group, Inc./OH	201	23,869
American International Group, Inc.	2,032	116,921

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Aon PLC–Class A	569	$196,419
Arch Capital Group Ltd.(a)	1,032	77,245
Arthur J Gallagher & Co.	592	129,985
Assicurazioni Generali SpA	2,806	57,063
Assurant, Inc.	147	18,481
Aviva PLC	7,714	38,811
AXA SA	5,080	150,121
Baloise Holding AG (REG)	127	18,681
Brown & Brown, Inc.	669	46,054
Chubb Ltd.	1,147	220,866
Cincinnati Financial Corp.	436	42,432
Dai-ichi Life Holdings, Inc.	2,513	47,797
Erie Indemnity Co.–Class A	71	14,911
Everest Re Group Ltd.	119	40,681
Fairfax Financial Holdings Ltd.	63	47,189
Fidelity National Financial, Inc.	716	25,776
Gjensidige Forsikring ASA	553	8,859
Globe Life, Inc.	254	27,843
Great-West Lifeco, Inc.	774	22,477
Hannover Rueck SE	167	35,454
Hartford Financial Services Group, Inc. (The)	865	62,297
Helvetia Holding AG (REG)	103	13,960
iA Financial Corp., Inc.	287	19,552
Insurance Australia Group Ltd.	6,784	25,799
Intact Financial Corp.	486	75,038
Japan Post Holdings Co., Ltd.	6,067	43,605
Japan Post Insurance Co., Ltd.	492	7,394
Legal & General Group PLC	16,542	47,894
Loews Corp.	544	32,303
Manulife Financial Corp.	5,123	96,833
Markel Group, Inc.(a)	36	49,794
Marsh & McLennan Cos., Inc.	1,371	257,858
Medibank Pvt Ltd.	7,627	17,916
MetLife, Inc.	1,823	103,054
MS&AD Insurance Group Holdings, Inc.	1,192	42,211
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	388	145,660
NN Group NV	694	25,690
Phoenix Group Holdings PLC	2,078	14,060
Poste Italiane SpA(b)(c)	1,446	15,664
Power Corp. of Canada(b)	1,608	43,285
Principal Financial Group, Inc.	673	51,040
Progressive Corp. (The)	1,622	214,704
Prudential Financial, Inc.	1,016	89,632

Company	Shares	U.S. $ Value

Prudential PLC	7,624	$107,677
QBE Insurance Group Ltd.	4,122	43,037
Sampo Oyj–Class A	1,274	57,218
Sompo Holdings, Inc.	822	36,883
Sun Life Financial, Inc.	1,625	84,712
Suncorp Group Ltd.	3,507	31,511
Swiss Life Holding AG (REG)	86	50,369
Swiss Re AG	836	84,238
T&D Holdings, Inc.(b)	1,296	19,007
Talanx AG	175	10,047
Tokio Marine Holdings, Inc.	4,912	113,239
Travelers Cos., Inc. (The)	640	111,142
Tryg A/S	997	21,591
Willis Towers Watson PLC	295	69,473
WR Berkley Corp.	584	34,783
Zurich Insurance Group AG	417	198,362

		4,806,497

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)–0.0%
Annaly Capital Management, Inc.	1,367	27,354

		22,852,176

HEALTH CARE–8.1%
BIOTECHNOLOGY–1.1%
AbbVie, Inc.	4,886	658,291
Alnylam Pharmaceuticals, Inc.(a)	344	65,339
Amgen, Inc.	1,480	328,589
Argenx SE(a)	155	60,111
Biogen, Inc.(a)	401	114,225
BioMarin Pharmaceutical, Inc.(a)	520	45,074
CSL Ltd.	1,336	247,399
Exact Sciences Corp.(a)	494	46,386
Genmab A/S(a)	183	69,349
Gilead Sciences, Inc.	3,459	266,585
Grifols SA(a)(b)	826	10,597
Horizon Therapeutics PLC(a)	601	61,813
Incyte Corp.(a)	525	32,681
Moderna, Inc.(a)	908	110,322
Neurocrine Biosciences, Inc.(a)	270	25,461
Regeneron Pharmaceuticals, Inc.(a)	298	214,125
Seagen, Inc.(a)	389	74,867
Swedish Orphan Biovitrum AB(a)(b)	471	9,206
United Therapeutics Corp.(a)	129	28,477
Vertex Pharmaceuticals, Inc.(a)	714	251,264

		2,720,161

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

HEALTH CARE EQUIPMENT & SUPPLIES–1.6%
Abbott Laboratories	4,813	$524,713
Alcon, Inc.	1,384	114,820
Align Technology, Inc.(a)	202	71,435
Asahi Intecc Co., Ltd.(b)	541	10,651
Avantor, Inc.(a)	1,869	38,389
Baxter International, Inc.	1,390	63,328
Becton Dickinson & Co.	787	207,776
BioMerieux	115	12,075
Boston Scientific Corp.(a)	3,981	215,332
Carl Zeiss Meditec AG	112	12,112
Cochlear Ltd.(b)	183	28,037
Coloplast A/S–Class B	329	41,170
Cooper Cos., Inc. (The)	137	52,530
Demant A/S(a)	255	10,793
DENTSPLY SIRONA, Inc.	588	23,532
Dexcom, Inc.(a)	1,074	138,020
DiaSorin SpA(b)	70	7,292
Edwards Lifesciences Corp.(a)	1,679	158,380
EssilorLuxottica SA	806	151,988
Fisher & Paykel Healthcare Corp., Ltd.	1,604	24,153
GE Healthcare, Inc.	1,007	81,809
Getinge AB–Class B(b)	633	11,105
Hologic, Inc.(a)	683	55,303
Hoya Corp.	1,048	125,410
IDEXX Laboratories, Inc.(a)	230	115,513
Insulet Corp.(a)	193	55,650
Intuitive Surgical, Inc.(a)	970	331,682
Koninklijke Philips NV(a)	2,555	55,361
Masimo Corp.(a)	124	20,404
Medtronic PLC	3,685	324,648
Novocure Ltd.(a)	263	10,915
Olympus Corp.	3,280	51,907
ResMed, Inc.	407	88,929
Siemens Healthineers AG(c)	781	44,263
Smith & Nephew PLC	2,418	39,010
Sonova Holding AG (REG)	144	38,425
STERIS PLC	275	61,869
Straumann Holding AG (REG)	309	50,245
Stryker Corp.	945	288,310
Sysmex Corp.	491	33,632
Teleflex, Inc.	130	31,464
Terumo Corp.	1,851	58,954
Zimmer Biomet Holdings, Inc.	581	84,594

		3,965,928

HEALTH CARE PROVIDERS & SERVICES–1.3%
AmerisourceBergen Corp.	476	91,597
Amplifon SpA(b)	345	12,655

Company	Shares	U.S. $ Value

Cardinal Health, Inc.	714	$67,523
Centene Corp.(a)	1,525	102,861
Cigna Group (The)	823	230,934
CVS Health Corp.	3,545	245,066
DaVita, Inc.(a)	150	15,070
EBOS Group Ltd.(b)	424	9,580
Elevance Health, Inc.	658	292,343
Fresenius Medical Care AG & Co. KGaA	569	27,193
Fresenius SE & Co. KGaA	1,169	32,424
HCA Healthcare, Inc.	576	174,804
Henry Schein, Inc.(a)	363	29,439
Humana, Inc.	347	155,154
Laboratory Corp. of America Holdings	245	59,126
McKesson Corp.	380	162,378
Molina Healthcare, Inc.(a)	161	48,500
Quest Diagnostics, Inc.	310	43,574
Ramsay Health Care Ltd.(b)	508	19,086
Sonic Healthcare Ltd.	1,235	29,370
UnitedHealth Group, Inc.	2,584	1,241,974
Universal Health Services, Inc.–Class B	174	27,452

		3,118,103

HEALTH CARE TECHNOLOGY–0.0%
M3, Inc.	1,130	24,639
Veeva Systems, Inc.–Class A(a)	403	79,685

		104,324

LIFE SCIENCES TOOLS & SERVICES–0.8%
Agilent Technologies, Inc.	819	98,485
Bachem Holding AG (REG)(b)	94	8,208
Bio-Rad Laboratories, Inc.–Class A(a)	62	23,505
Bio-Techne Corp.	436	35,591
Charles River Laboratories International, Inc.(a)	142	29,855
Danaher Corp.	1,919	460,560
Eurofins Scientific SE	374	23,767
Illumina, Inc.(a)	438	82,121
IQVIA Holdings, Inc.(a)	516	115,981
Lonza Group AG (REG)	207	123,726
Mettler-Toledo International, Inc.(a)	62	81,322
QIAGEN NV(a)	631	28,363
Repligen Corp.(a)	147	20,795
Revvity, Inc.	350	41,576
Sartorius AG	73	25,291
Sartorius Stedim Biotech	77	19,231
Thermo Fisher Scientific, Inc.	1,069	557,751
Waters Corp.(a)	164	43,713
West Pharmaceutical Services, Inc.	206	78,789

		1,898,630

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

PHARMACEUTICALS–3.3%
Astellas Pharma, Inc.	4,985	$74,239
AstraZeneca PLC	4,293	615,420
Bayer AG (REG)	2,721	150,621
Bristol-Myers Squibb Co.	5,825	372,509
Catalent, Inc.(a)	499	21,637
Chugai Pharmaceutical Co., Ltd.(b)	1,783	50,778
Daiichi Sankyo Co., Ltd.	5,058	160,714
Eisai Co., Ltd.	745	50,492
Eli Lilly & Co.	2,237	1,049,108
GSK PLC	11,340	200,974
Hikma Pharmaceuticals PLC	458	11,022
Ipsen SA	105	12,639
Jazz Pharmaceuticals PLC(a)	176	21,819
Johnson & Johnson	7,196	1,191,082
Kyowa Kirin Co., Ltd.(b)	705	13,067
Merck & Co., Inc.	7,028	810,961
Merck KGaA	358	59,260
Nippon Shinyaku Co., Ltd.	106	4,337
Novartis AG (REG)	5,677	572,352
Novo Nordisk A/S–Class B	4,585	740,659
Ono Pharmaceutical Co., Ltd.	994	17,935
Orion Oyj–Class B	296	12,284
Otsuka Holdings Co., Ltd.(b)	1,078	39,543
Pfizer, Inc.	15,632	573,382
Recordati Industria Chimica e Farmaceutica SpA	289	13,806
Roche Holding AG (BR)	89	29,226
Roche Holding AG (Genusschein)	1,946	594,444
Royalty Pharma PLC– Class A	1,043	32,062
Sanofi	3,143	338,362
Shionogi & Co., Ltd.	759	32,014
Takeda Pharmaceutical Co., Ltd.	4,343	136,468
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	3,076	23,162
UCB SA	350	31,030
Viatris, Inc.	3,314	33,074
Zoetis, Inc.	1,281	220,601

		8,311,083

		20,118,229

CONSUMER DISCRETIONARY–7.1%
AUTOMOBILE COMPONENTS–0.2%
Aisin Corp.	343	10,592
Aptiv PLC(a)	751	76,670
BorgWarner, Inc.	647	31,645
Bridgestone Corp.(b)	1,568	64,416

Company	Shares	U.S. $ Value

Cie Generale des Etablissements Michelin SCA	1,878	$55,554
Continental AG	305	23,043
Denso Corp.(b)	1,160	78,244
Koito Manufacturing Co., Ltd.	562	10,199
Lear Corp.	164	23,542
Magna International, Inc.	753	42,511
Sumitomo Electric Industries Ltd.	1,919	23,512
Valeo	573	12,313

		452,241

AUTOMOBILES–1.6%
Bayerische Motoren Werke AG	917	112,797
Bayerische Motoren Werke AG (Preference Shares)	165	18,803
Dr Ing hc F Porsche AG (Preference Shares)(a)(c)	316	39,256
Ferrari NV	349	114,105
Ford Motor Co.	10,881	164,629
General Motors Co.	3,852	148,533
Honda Motor Co., Ltd.	4,223	127,931
Isuzu Motors Ltd.	1,612	19,556
Lucid Group, Inc.(a)(b)	1,774	12,223
Mazda Motor Corp.	1,565	15,124
Mercedes-Benz Group AG	2,370	190,764
Nissan Motor Co., Ltd.	6,379	26,180
Porsche Automobil Holding SE (Preference Shares)(a)	424	25,554
Renault SA	532	22,447
Rivian Automotive, Inc.–Class A(a)(b)	1,782	29,688
Stellantis NV (Italy)	6,229	109,511
Subaru Corp.	1,681	31,660
Suzuki Motor Corp.	981	35,574
Tesla, Inc.(a)	7,900	2,067,983
Toyota Motor Corp.(b)	29,270	470,430
Volkswagen AG	82	13,706
Volkswagen AG (Preference Shares)	571	76,784
Volvo Car AB– Class B(a)(b)	1,650	6,565
Yamaha Motor Co., Ltd.(b)	795	22,855

		3,902,658

BROADLINE RETAIL–1.7%
Amazon.com, Inc.(a)	25,568	3,333,044
Canadian Tire Corp., Ltd.–Class A(b)	149	20,371
Cie Financiere Richemont SA (REG)	1,446	245,629
Dollarama, Inc.(b)	790	53,504
eBay, Inc.	1,487	66,454
Etsy, Inc.(a)	345	29,190
MercadoLibre, Inc.(a)	126	149,260

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Next PLC	338	$29,638
Pan Pacific International Holdings Corp.	971	17,390
Prosus NV(a)	2,220	162,580
Rakuten Group, Inc.(b)	2,613	9,105
Wesfarmers Ltd.(b)	3,142	103,590

		4,219,755

DISTRIBUTORS–0.1%
D’ieteren Group	61	10,796
Genuine Parts Co.	388	65,661
LKQ Corp.	740	43,120
Pool Corp.	109	40,836

		160,413

DIVERSIFIED CONSUMER SERVICES–0.0%
IDP Education Ltd.(b)	693	10,263
Pearson PLC	1,784	18,703

		28,966

HOTELS, RESTAURANTS & LEISURE–1.3%
Accor SA	510	18,978
Airbnb, Inc.–Class A(a)	1,145	146,743
Amadeus IT Group SA(a)	1,248	95,036
Aramark	649	27,939
Aristocrat Leisure Ltd.	1,634	42,276
Booking Holdings, Inc.(a)	105	283,535
Caesars Entertainment, Inc.(a)	596	30,378
Carnival Corp.(a)	2,781	52,366
Chipotle Mexican Grill, Inc.(a)	77	164,703
Compass Group PLC	4,832	135,311
Darden Restaurants, Inc.	335	55,972
Delivery Hero SE(a)(c)	480	21,178
Domino’s Pizza, Inc.	98	33,025
DoorDash, Inc.–Class A(a)	706	53,952
Entain PLC	1,630	26,357
Evolution AB(c)	508	64,376
Expedia Group, Inc.(a)	410	44,850
Flutter Entertainment PLC(a)	489	98,416
Galaxy Entertainment Group Ltd.(a)	5,343	34,039
Genting Singapore Ltd.	15,869	11,065
Hilton Worldwide Holdings, Inc.	736	107,125
Hyatt Hotels Corp.–Class A	132	15,124
InterContinental Hotels Group PLC	480	33,181
Just Eat Takeaway.com NV(a)(b)(c)	578	8,860
La Francaise des Jeux SAEM(c)	291	11,453
Las Vegas Sands Corp.(a)	952	55,216
Lottery Corp., Ltd. (The)	6,164	21,132
Marriott International, Inc./MD–Class A	727	133,543

Company	Shares	U.S. $ Value

McDonald’s Corp.	2,022	$603,385
McDonald’s Holdings Co. Japan Ltd.(b)	192	7,465
MGM Resorts International	826	36,278
Oriental Land Co., Ltd./Japan(b)	3,005	117,153
Restaurant Brands International, Inc.(b)	819	63,498
Royal Caribbean Cruises Ltd.(a)	637	66,082
Sands China Ltd.(a)	6,020	20,617
Sodexo SA	245	26,979
Starbucks Corp.	3,183	315,308
Vail Resorts, Inc.	112	28,197
Whitbread PLC	559	24,063
Wynn Resorts Ltd.	284	29,993
Yum! Brands, Inc.	776	107,515

		3,272,662

HOUSEHOLD DURABLES–0.3%
Barratt Developments PLC	2,725	14,322
Berkeley Group Holdings PLC	298	14,855
DR Horton, Inc.	856	104,167
Garmin Ltd.	424	44,219
Iida Group Holdings Co., Ltd.	411	6,945
Lennar Corp.–Class A	703	88,093
Mohawk Industries, Inc.(a)	150	15,474
NVR, Inc.(a)	9	57,155
Open House Group Co., Ltd.	200	7,220
Panasonic Holdings Corp.	6,071	74,442
Persimmon PLC	884	11,518
PulteGroup, Inc.	621	48,239
SEB SA	69	7,136
Sekisui Chemical Co., Ltd.	983	14,202
Sekisui House Ltd.	1,689	34,117
Sharp Corp./Japan(a)(b)	597	3,348
Sony Group Corp.	3,534	319,015
Taylor Wimpey PLC	9,781	12,778
Whirlpool Corp.	151	22,467

		899,712

LEISURE PRODUCTS–0.1%
Bandai Namco Holdings, Inc.	1,637	37,909
BRP, Inc.(b)	101	8,538
Hasbro, Inc.	365	23,641
Shimano, Inc.(b)	260	43,526
Yamaha Corp.(b)	394	15,177

		128,791

SPECIALTY RETAIL–1.1%
Advance Auto Parts, Inc.	165	11,600
AutoZone, Inc.(a)	51	127,161
Bath & Body Works, Inc.	598	22,425
Best Buy Co., Inc.	544	44,581

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Burlington Stores, Inc.(a)	180	$28,330
CarMax, Inc.(a)	438	36,661
Chewy, Inc.–Class A(a)	272	10,736
Dick’s Sporting Goods, Inc.	172	22,737
Dufry AG (REG)(a)	273	12,452
Dynatrace, Inc.(a)	600	30,882
Fast Retailing Co., Ltd.	557	142,856
H & M Hennes & Mauritz AB–Class B	1,820	31,299
Home Depot, Inc. (The)	2,805	871,345
Industria de Diseno Textil SA	3,021	117,178
JD Sports Fashion PLC	7,177	13,332
Kingfisher PLC	5,369	15,824
Lowe’s Cos., Inc.	1,652	372,856
Nitori Holdings Co., Ltd.	213	23,919
O’Reilly Automotive, Inc.(a)	171	163,356
Ross Stores, Inc.	948	106,299
TJX Cos., Inc. (The)	3,192	270,650
Tractor Supply Co.	305	67,435
Ulta Beauty, Inc.(a)	139	65,413
USS Co., Ltd.	553	9,155
Zalando SE(a)(c)	620	17,880
ZOZO, Inc.	271	5,622

		2,641,984

TEXTILES, APPAREL & LUXURY GOODS–0.7%
adidas AG	449	87,164
Burberry Group PLC	1,047	28,252
Deckers Outdoor Corp.(a)	73	38,519
Gildan Activewear, Inc.	497	16,023
Hermes International	88	191,287
Kering SA	207	114,305
Lululemon Athletica, Inc.(a)	322	121,877
LVMH Moet Hennessy Louis Vuitton SE	765	721,328
Moncler SpA	571	39,506
NIKE, Inc.–Class B	3,412	376,583
Pandora A/S	251	22,435
Puma SE	292	17,596
Swatch Group AG (The)	81	23,684
Swatch Group AG (The) (REG)	146	8,029
VF Corp.	914	17,448

		1,824,036

		17,531,218

INDUSTRIALS–7.0%
AEROSPACE & DEFENSE–1.0%
Airbus SE	1,642	237,403
Axon Enterprise, Inc.(a)	192	37,463
BAE Systems PLC	8,456	99,707
Boeing Co. (The)(a)	1,577	332,999
CAE, Inc.(a)	880	19,696
Dassault Aviation SA	69	13,824
Elbit Systems Ltd.	74	15,489

Company	Shares	U.S. $ Value

General Dynamics Corp.	647	$139,202
HEICO Corp.	121	21,410
HEICO Corp.–Class A	205	28,823
Howmet Aerospace, Inc.	1,083	53,673
Huntington Ingalls Industries, Inc.	111	25,264
Kongsberg Gruppen ASA	245	11,136
L3Harris Technologies, Inc.	523	102,388
Lockheed Martin Corp.	632	290,960
MTU Aero Engines AG	149	38,646
Northrop Grumman Corp.	401	182,776
Raytheon Technologies Corp.	4,052	396,934
Rheinmetall AG	121	33,148
Rolls-Royce Holdings PLC(a)	23,173	44,562
Saab AB–Class B	222	12,018
Safran SA	947	148,404
Singapore Technologies Engineering Ltd.	3,908	10,664
Textron, Inc.	568	38,414
Thales SA	291	43,600
TransDigm Group, Inc.	152	135,914

		2,514,517

AIR FREIGHT & LOGISTICS–0.4%
CH Robinson Worldwide, Inc.	321	30,286
Deutsche Post AG (REG)	2,787	136,179
DSV A/S	516	108,381
Expeditors International of Washington, Inc.	428	51,844
FedEx Corp.	662	164,110
Nippon Express Holdings, Inc.(b)	241	13,594
SG Holdings Co., Ltd.	852	12,153
United Parcel Service, Inc.–Class B	2,003	359,038
Yamato Holdings Co., Ltd.	696	12,616

		888,201

BUILDING PRODUCTS–0.5%
A O Smith Corp.	346	25,182
AGC, Inc.(b)	522	18,779
Allegion PLC	244	29,285
Assa Abloy AB–Class B	2,775	66,703
Builders FirstSource, Inc.(a)	382	51,952
Carlisle Cos., Inc.	142	36,427
Carrier Global Corp.	2,312	114,930
Cie de Saint-Gobain	1,357	82,623
Daikin Industries Ltd.(b)	719	147,327
Fortune Brands Innovations, Inc.	352	25,326
Geberit AG (REG)	95	49,788
Johnson Controls International PLC	1,903	129,670
Kingspan Group PLC	428	28,489

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Lennox International, Inc.	89	$29,020
Lixil Corp.	772	9,826
Masco Corp.	624	35,805
Nibe Industrier AB–Class B	4,197	39,907
Otis Worldwide Corp.	1,145	101,917
Owens Corning	252	32,886
ROCKWOOL A/S–Class B	26	6,724
TOTO Ltd.	361	10,915
Trane Technologies PLC	632	120,876
Xinyi Glass Holdings Ltd.	4,186	6,544

		1,200,901

COMMERCIAL SERVICES & SUPPLIES–0.4%
Brambles Ltd.	3,848	37,001
Cintas Corp.	254	126,258
Copart, Inc.(a)	1,188	108,357
Dai Nippon Printing Co., Ltd.(b)	566	16,078
GFL Environmental, Inc.(b)	643	24,968
RB Global, Inc.	503	30,186
Rentokil Initial PLC	6,979	54,567
Republic Services, Inc.	613	93,893
Rollins, Inc.	682	29,210
Secom Co., Ltd.	570	38,577
Securitas AB–Class B	1,362	11,187
TOPPAN, Inc.	636	13,745
Waste Connections, Inc.	714	102,052
Waste Management, Inc.	1,122	194,577

		880,656

CONSTRUCTION & ENGINEERING–0.2%
ACS Actividades de Construccion y Servicios SA(b)	577	20,289
AECOM	366	30,996
Bouygues SA	570	19,148
Eiffage SA	204	21,299
Epiroc AB–Class A	1,825	34,569
Epiroc AB–Class B	1,080	17,480
Ferrovial SE(b)	1,410	44,573
Kajima Corp.	1,103	16,654
Obayashi Corp.	1,784	15,429
Quanta Services, Inc.	402	78,973
Shimizu Corp.	1,517	9,605
Skanska AB–Class B(b)	942	13,217
Taisei Corp.	400	13,975
Vinci SA	1,472	171,040
WSP Global, Inc.(b)	345	45,580

		552,827

ELECTRICAL EQUIPMENT–0.6%
ABB Ltd. (REG)	4,353	171,251
AMETEK, Inc.	638	103,280
Eaton Corp. PLC	1,103	221,813
Emerson Electric Co.	1,583	143,087
Fuji Electric Co., Ltd.	330	14,528

Company	Shares	U.S. $ Value

Generac Holdings, Inc.(a)	172	$25,650
Hubbell, Inc.	149	49,402
Legrand SA	739	73,312
Mitsubishi Electric Corp.	5,258	74,332
Nidec Corp.	1,183	65,190
Prysmian SpA	705	29,486
Rockwell Automation, Inc.	318	104,765
Schneider Electric SE	1,503	273,060
Sensata Technologies Holding PLC	422	18,986
Siemens Energy AG(a)	1,438	25,426
Vestas Wind Systems A/S(a)	2,796	74,338

		1,467,906

GROUND TRANSPORTATION–0.7%
Aurizon Holdings Ltd.(b)	5,097	13,335
Canadian National Railway Co.	1,574	190,603
Canadian Pacific Kansas City Ltd. (Canada)(b)	2,578	208,225
Central Japan Railway Co.	407	50,994
CSX Corp.	5,673	193,449
East Japan Railway Co.(b)	793	43,975
Grab Holdings Ltd.–Class A(a)(b)	4,203	14,416
Hankyu Hanshin Holdings, Inc.	638	21,095
JB Hunt Transport Services, Inc.	230	41,637
Keio Corp.(b)	216	6,795
Keisei Electric Railway Co., Ltd.(b)	351	14,549
Kintetsu Group Holdings Co., Ltd.(b)	428	14,823
Knight-Swift Transportation Holdings, Inc.	446	24,780
MTR Corp., Ltd.	3,764	17,328
Norfolk Southern Corp.	631	143,085
Odakyu Electric Railway Co., Ltd.(b)	726	9,728
Old Dominion Freight Line, Inc.	274	101,311
TFI International, Inc.	217	24,723
Tobu Railway Co., Ltd.(b)	482	12,924
Tokyu Corp.(b)	1,453	17,524
U-Haul Holding Co. (Non voting)	269	13,630
Uber Technologies, Inc.(a)	5,019	216,670
Union Pacific Corp.	1,690	345,808
West Japan Railway Co.	548	22,792

		1,764,199

INDUSTRIAL CONGLOMERATES–0.6%
3M Co.	1,527	152,837
CK Hutchison Holdings Ltd.	7,047	43,010

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

DCC PLC	274	$15,328
General Electric Co.	3,020	331,747
Hikari Tsushin, Inc.	86	12,344
Hitachi Ltd.	2,622	163,027
Honeywell International, Inc.	1,844	382,630
Investment AB Latour–Class B(b)	410	8,140
Jardine Cycle & Carriage Ltd.	1,000	25,786
Jardine Matheson Holdings Ltd.	640	32,454
Keppel Corp., Ltd.	3,974	19,778
Lifco AB–Class B	645	14,047
Siemens AG (REG)	2,105	350,905
Smiths Group PLC	975	20,399
Toshiba Corp.(b)	1,145	35,929

		1,608,361

MACHINERY–1.2%
Alfa Laval AB	802	29,255
Alstom SA	895	26,716
Atlas Copco AB–Class A	7,438	107,381
Atlas Copco AB–Class B	4,322	53,889
Caterpillar, Inc.	1,430	351,851
CNH Industrial NV	2,833	40,859
Cummins, Inc.	392	96,103
Daifuku Co., Ltd.	806	16,600
Daimler Truck Holding AG	1,367	49,270
Deere & Co.	780	316,048
Dover Corp.	387	57,141
FANUC Corp.	2,670	93,732
Fortive Corp.	978	73,125
GEA Group AG	419	17,542
Graco, Inc.	465	40,153
Hitachi Construction Machinery Co., Ltd.	258	7,254
Hoshizaki Corp.(b)	302	10,843
Husqvarna AB–Class B(b)	1,162	10,543
IDEX Corp.	210	45,205
Illinois Tool Works, Inc.	845	211,385
Indutrade AB	756	17,063
Ingersoll Rand, Inc.	1,122	73,334
Knorr-Bremse AG	201	15,365
Komatsu Ltd.	2,500	67,620
Kone Oyj–Class B	941	49,162
Kubota Corp.(b)	2,751	40,272
Kurita Water Industries Ltd.(b)	279	10,711
Makita Corp.(b)	595	16,818
Metso Oyj	1,836	22,155
MINEBEA MITSUMI, Inc.(b)	933	17,696
MISUMI Group, Inc.	730	14,697
Mitsubishi Heavy Industries Ltd.	863	40,307
NGK Insulators Ltd.	596	7,121
Nordson Corp.	143	35,490

Company	Shares	U.S. $ Value

PACCAR, Inc.	1,447	$121,042
Parker-Hannifin Corp.	356	138,854
Pentair PLC	457	29,522
Rational AG	15	10,862
Sandvik AB	2,952	57,635
Schindler Holding AG	113	26,533
Schindler Holding AG (REG)	65	14,632
Seatrium Ltd.(a)	112,843	10,466
SKF AB–Class B	943	16,432
SMC Corp.	210	116,710
Snap-on, Inc.	148	42,652
Spirax-Sarco Engineering PLC	205	27,020
Stanley Black & Decker, Inc.	424	39,733
Techtronic Industries Co., Ltd.	3,244	35,475
Toro Co. (The)	289	29,377
Toyota Industries Corp.	406	29,088
VAT Group AG(c)	75	31,066
Volvo AB–Class A	554	11,808
Volvo AB–Class B	4,179	86,484
Wartsila OYJ Abp(b)	1,311	14,783
Westinghouse Air Brake Technologies Corp.	499	54,725
Xylem, Inc./NY	663	74,667

		3,102,272

MARINE TRANSPORTATION–0.1%
AP Moller–Maersk A/S–Class A	9	15,693
AP Moller–Maersk A/S–Class B	14	24,616
Kawasaki Kisen Kaisha Ltd.(b)	300	7,356
Kuehne & Nagel International AG (REG)	151	44,730
Mitsui OSK Lines Ltd.(b)	917	22,062
Nippon Yusen KK(b)	1,289	28,627
SITC International Holdings Co., Ltd.	3,000	5,494

		148,578

PASSENGER AIRLINES–0.0%
Air Canada(a)	486	9,168
ANA Holdings, Inc.(a)	395	9,409
Delta Air Lines, Inc.(a)	445	21,155
Deutsche Lufthansa AG (REG)(a)	1,655	16,970
Japan Airlines Co., Ltd.	358	7,763
Qantas Airways Ltd.(a)	2,465	10,215
Singapore Airlines Ltd.(b)	2,936	15,555
Southwest Airlines Co.	411	14,882

		105,117

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

PROFESSIONAL SERVICES–0.7%
Adecco Group AG (REG)(b)	443	$14,509
Automatic Data Processing, Inc.	1,148	252,319
BayCurrent Consulting, Inc.	300	11,281
Booz Allen Hamilton Holding Corp.	367	40,957
Broadridge Financial Solutions, Inc.	326	53,995
Bureau Veritas SA	814	22,332
Ceridian HCM Holding, Inc.(a)	406	27,190
Clarivate PLC(a)(b)	1,028	9,797
Computershare Ltd.(b)	1,588	24,782
CoStar Group, Inc.(a)	1,127	100,303
Equifax, Inc.	342	80,473
Experian PLC	2,545	97,680
Intertek Group PLC	447	24,231
Jacobs Solutions, Inc.	351	41,730
Leidos Holdings, Inc.	361	31,941
Paychex, Inc.	899	100,571
Paycom Software, Inc.	151	48,507
Paylocity Holding Corp.(a)	116	21,406
Persol Holdings Co., Ltd.	481	8,705
Randstad NV	306	16,138
Recruit Holdings Co., Ltd.	3,886	124,023
RELX PLC (London)	5,270	175,811
Robert Half International, Inc.	299	22,491
SGS SA (REG)	415	39,259
SS&C Technologies Holdings, Inc.	622	37,693
Teleperformance	164	27,512
Thomson Reuters Corp.	453	61,161
TransUnion	535	41,907
Verisk Analytics, Inc.	400	90,412
Wolters Kluwer NV	713	90,532

		1,739,648

TRADING COMPANIES & DISTRIBUTORS–0.5%
AerCap Holdings NV(a)	460	29,219
Ashtead Group PLC	1,215	84,237
Beijer Ref AB(b)	932	11,905
Brenntag SE	428	33,392
Bunzl PLC	935	35,631
Fastenal Co.	1,581	93,263
Ferguson PLC	569	89,509
ITOCHU Corp.	3,301	131,121
Marubeni Corp.	4,208	71,721
Mitsubishi Corp.	3,411	164,911
Mitsui & Co., Ltd.	3,631	137,426
MonotaRO Co., Ltd.(b)	632	8,071
Reece Ltd.(b)	626	7,798
Sumitomo Corp.	3,089	65,533
Toromont Industries Ltd.	228	18,731

Company	Shares	U.S. $ Value

Toyota Tsusho Corp.	592	$29,586
United Rentals, Inc.	193	85,956
Watsco, Inc.(b)	93	35,477
WW Grainger, Inc.	126	99,362

		1,232,849

TRANSPORTATION INFRASTRUCTURE–0.1%
Aena SME SA(c)	208	33,664
Aeroports de Paris	83	11,926
Auckland International Airport Ltd.(a)	3,467	18,221
Getlink SE	990	16,848
Transurban Group(b)	8,531	81,227

		161,886

		17,367,918

CONSUMER STAPLES–4.7%
BEVERAGES–1.1%
Anheuser-Busch InBev SA/NV	2,406	136,366
Asahi Group Holdings Ltd.(b)	1,264	49,043
Brown-Forman Corp.– Class B	859	57,364
Budweiser Brewing Co. APAC Ltd.(c)	4,137	10,705
Carlsberg AS–Class B	273	43,716
Coca-Cola Co. (The)	11,382	685,424
Coca-Cola Europacific Partners PLC	570	36,725
Coca-Cola HBC AG(a)	610	18,196
Constellation Brands, Inc.–Class A	460	113,220
Davide Campari-Milano NV(b)	1,447	20,054
Diageo PLC	6,244	268,435
Heineken Holding NV	319	27,760
Heineken NV	718	73,837
Keurig Dr Pepper, Inc.	2,531	79,144
Kirin Holdings Co., Ltd.(b)	2,128	31,075
Molson Coors Beverage Co.–Class B	522	34,368
Monster Beverage Corp.(a)	2,174	124,875
PepsiCo, Inc.	3,788	701,613
Pernod Ricard SA	572	126,398
Remy Cointreau SA	64	10,273
Suntory Beverage & Food Ltd.(b)	338	12,253
Treasury Wine Estates Ltd.(b)	1,999	14,991

		2,675,835

CONSUMER STAPLES DISTRIBUTION & RETAIL–1.1%
Aeon Co., Ltd.	1,725	35,322
Albertsons Cos., Inc.– Class A	794	17,325

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Alimentation Couche-Tard, Inc.	2,176	$111,580
Carrefour SA	1,644	31,155
Coles Group Ltd.	3,706	45,506
Costco Wholesale Corp.	1,229	661,669
Dollar General Corp.	607	103,057
Dollar Tree, Inc.(a)	613	87,966
Empire Co., Ltd.–Class A	433	12,300
Endeavour Group Ltd./Australia(b)	3,968	16,700
George Weston Ltd.	174	20,571
HelloFresh SE(a)	453	11,204
J Sainsbury PLC	4,567	15,612
Jeronimo Martins SGPS SA	784	21,598
Kesko Oyj–Class B	756	14,237
Kobe Bussan Co., Ltd.	396	10,278
Koninklijke Ahold Delhaize NV	2,702	92,119
Kroger Co. (The)	1,888	88,736
Loblaw Cos., Ltd.	445	40,739
MatsukiyoCocokara & Co.	300	16,851
Metro, Inc./CN	646	36,485
Ocado Group PLC(a)(b)	1,602	11,593
Seven & i Holdings Co., Ltd.	2,112	91,243
Sysco Corp.	1,406	104,325
Target Corp.	1,275	168,173
Tesco PLC	20,267	63,933
Walgreens Boots Alliance, Inc.	2,031	57,863
Walmart, Inc.	4,106	645,381
Welcia Holdings Co., Ltd.	240	4,999
Woolworths Group Ltd.	3,375	89,425

		2,727,945

FOOD PRODUCTS–1.0%
Ajinomoto Co., Inc.	1,258	50,115
Archer-Daniels-Midland Co.	1,513	114,322
Associated British Foods PLC	964	24,411
Barry Callebaut AG (REG)	10	19,321
Bunge Ltd.	415	39,155
Campbell Soup Co.	539	24,638
Chocoladefabriken Lindt & Spruengli AG	3	37,719
Chocoladefabriken Lindt & Spruengli AG (REG)	1	124,119
Conagra Brands, Inc.	1,320	44,510
Danone SA	1,778	108,962
Darling Ingredients, Inc.(a)	443	28,259
General Mills, Inc.	1,627	124,791
Hershey Co. (The)	408	101,878
Hormel Foods Corp.	832	33,463
J M Smucker Co. (The)	296	43,710
JDE Peet’s NV(b)	348	10,352
Kellogg Co.	759	51,157
Kerry Group PLC–Class A	442	43,141

Company	Shares	U.S. $ Value

Kikkoman Corp.	395	$22,558
Kraft Heinz Co. (The)	2,209	78,419
Lamb Weston Holdings, Inc.	404	46,440
McCormick & Co., Inc./MD	695	60,625
MEIJI Holdings Co., Ltd.	540	12,059
Mondelez International, Inc.–Class A	3,775	275,348
Mowi ASA(b)	1,217	19,309
Nestle SA (REG)	7,616	916,140
Nisshin Seifun Group, Inc.	462	5,711
Nissin Foods Holdings Co., Ltd.	164	13,560
Orkla ASA	2,080	14,956
Salmar ASA	201	8,100
Saputo, Inc.	698	15,638
Tyson Foods, Inc.–Class A	791	40,373
WH Group Ltd.(c)	22,359	11,908
Wilmar International Ltd.	5,113	14,404
Yakult Honsha Co., Ltd.	342	21,630

		2,601,201

HOUSEHOLD PRODUCTS–0.7%
Church & Dwight Co., Inc.	676	67,755
Clorox Co. (The)	342	54,392
Colgate-Palmolive Co.	2,189	168,641
Essity AB–Class B	1,686	44,901
Henkel AG & Co. KGaA	288	20,274
Henkel AG & Co. KGaA (Preference Shares)	469	37,509
Kimberly-Clark Corp.	935	129,086
Procter & Gamble Co. (The)	6,534	991,469
Reckitt Benckiser Group PLC	1,984	149,099
Unicharm Corp.(b)	1,094	40,680

		1,703,806

PERSONAL CARE PRODUCTS–0.4%
Beiersdorf AG	279	36,946
Estee Lauder Cos., Inc. (The)–Class A	642	126,076
Haleon PLC	14,066	57,733
Kao Corp.(b)	1,293	46,923
Kobayashi Pharmaceutical Co., Ltd.	138	7,504
Kose Corp.	96	9,228
L’Oreal SA	667	311,140
Shiseido Co., Ltd.(b)	1,063	48,185
Unilever PLC (London)	6,996	364,311

		1,008,046

TOBACCO–0.4%
Altria Group, Inc.	4,947	224,099
British American Tobacco PLC	5,882	195,432

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Imperial Brands PLC	2,431	$53,809
Japan Tobacco, Inc.(b)	3,290	72,071
Philip Morris International, Inc.	4,299	419,668

		965,079

		11,681,912

COMMUNICATION SERVICES–4.4%
DIVERSIFIED TELECOMMUNICATION SERVICES–0.9%
AT&T, Inc.	19,745	314,933
BCE, Inc.	202	9,210
BT Group PLC	19,254	29,962
Cellnex Telecom SA(a)(c)	1,565	63,232
Charter Communications, Inc.– Class A(a)	273	100,292
Comcast Corp.–Class A	11,650	484,057
Deutsche Telekom AG (REG)	8,976	195,843
Elisa Oyj	394	21,033
HKT Trust & HKT Ltd.	9,744	11,346
Infrastrutture Wireless Italiane SpA(c)	930	12,276
Koninklijke KPN NV	8,944	31,930
Liberty Global PLC–Class A(a)	452	7,621
Liberty Global PLC–Class C(a)	713	12,670
Nippon Telegraph & Telephone Corp.	81,675	96,646
Orange SA	5,156	60,255
Quebecor, Inc.–Class B(b)	426	10,499
Singapore Telecommunications Ltd.	22,333	41,364
Sirius XM Holdings, Inc.(b)	2,154	9,758
Spark New Zealand Ltd.	5,182	16,216
Swisscom AG (REG)	72	44,938
Telecom Italia SpA/Milano(a)(b)	27,595	7,780
Telefonica Deutschland Holding AG	2,471	6,955
Telefonica SA	14,394	58,439
Telenor ASA(b)	1,937	19,640
Telia Co. AB	6,795	14,907
Telstra Group Ltd.	11,199	32,127
TELUS Corp.	1,303	25,357
Verizon Communications, Inc.	11,631	432,557
Washington H Soul Pattinson & Co., Ltd.(b)	649	13,778

		2,185,621

ENTERTAINMENT–0.7%
Activision Blizzard, Inc.(a)	2,064	173,995
Bollore SE	2,451	15,285
Capcom Co., Ltd.	468	18,552

Company	Shares	U.S. $ Value

Electronic Arts, Inc.	760	$98,572
Embracer Group AB(a)(b)	1,816	4,541
Koei Tecmo Holdings Co., Ltd.	246	4,261
Konami Group Corp.	230	12,061
Liberty Media Corp-Liberty Formula One–Class C(a)	546	41,103
Live Nation Entertainment, Inc.(a)	449	40,908
Netflix, Inc.(a)	1,234	543,565
Nexon Co., Ltd.	1,040	19,944
Nintendo Co., Ltd.	2,860	130,383
ROBLOX Corp.–Class A(a)	1,164	46,909
Roku, Inc.(a)	340	21,746
Sea Ltd. (ADR)(a)	944	54,790
Square Enix Holdings Co., Ltd.	218	10,143
Take-Two Interactive Software, Inc.(a)	467	68,724
Toho Co., Ltd./Tokyo	296	11,275
Universal Music Group NV	2,269	50,405
Walt Disney Co. (The)(a)	5,059	451,668
Warner Bros Discovery, Inc.(a)	6,408	80,356

		1,899,186

INTERACTIVE MEDIA & SERVICES–2.3%
Adevinta ASA(a)	807	5,303
Alphabet, Inc.–Class A(a)	16,495	1,974,452
Alphabet, Inc.–Class C(a)	14,876	1,799,550
Auto Trader Group PLC(c)	2,544	19,753
Match Group, Inc.(a)	773	32,350
Meta Platforms, Inc.–Class A(a)	6,134	1,760,335
Pinterest, Inc.–Class A(a)	1,647	45,029
REA Group Ltd.(b)	147	14,121
Scout24 SE(c)	208	13,180
SEEK Ltd.	933	13,630
Snap, Inc.–Class A(a)	2,756	32,631
Z Holdings Corp.(b)	7,335	17,678
ZoomInfo Technologies, Inc.(a)	783	19,880

		5,747,892

MEDIA–0.2%
CyberAgent, Inc.(b)	1,104	8,070
Dentsu Group, Inc.(b)	526	17,299
Fox Corp.–Class A	822	27,948
Fox Corp.–Class B	394	12,565
Hakuhodo DY Holdings, Inc.	581	6,133
Informa PLC	3,817	35,243
Interpublic Group of Cos., Inc. (The)	1,070	41,281
Liberty Broadband Corp.–Class C(a)	332	26,596
Liberty Media Corp.–Liberty SiriusXM–Class C(a)	454	14,859

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

News Corp.–Class A	1,058	$20,631
Omnicom Group, Inc.	558	53,094
Paramount Global–Class B	1,353	21,526
Publicis Groupe SA	634	50,882
Trade Desk, Inc. (The)–Class A(a)	1,230	94,981
Vivendi SE	1,985	18,223
WPP PLC	2,976	31,194

		480,525

WIRELESS TELECOMMUNICATION SERVICES–0.3%
KDDI Corp.	4,068	125,633
Rogers Communications, Inc.–Class B	982	44,802
SoftBank Corp.	7,887	84,275
SoftBank Group Corp.(b)	2,862	134,971
T-Mobile US, Inc.(a)	1,669	231,824
Tele2 AB–Class B	1,479	12,232
Vodafone Group PLC	63,541	59,908

		693,645

		11,006,869

ENERGY–2.9%
ENERGY EQUIPMENT & SERVICES–0.2%
Baker Hughes Co.	2,802	88,571
Halliburton Co.	2,500	82,475
Schlumberger NV	3,933	193,189
Tenaris SA	1,307	19,552

		383,787

OIL, GAS & CONSUMABLE FUELS–2.7%
Aker BP ASA	875	20,529
Ampol Ltd.	659	13,164
APA Corp.	861	29,420
ARC Resources Ltd.(b)	1,695	22,609
BP PLC	49,004	285,320
Cameco Corp.(b)	1,199	37,552
Canadian Natural Resources Ltd.	3,067	172,433
Cenovus Energy, Inc.	3,962	67,292
Cheniere Energy, Inc.	675	102,843
Chesapeake Energy Corp.(b)	317	26,527
Chevron Corp.	4,985	784,390
ConocoPhillips	3,356	347,715
Coterra Energy, Inc.	2,127	53,813
Devon Energy Corp.	1,811	87,544
Diamondback Energy, Inc.	478	62,790
Enbridge, Inc.	5,608	208,445
ENEOS Holdings, Inc.	7,937	27,281
Eni SpA	6,429	92,554
EOG Resources, Inc.	1,628	186,308
EQT Corp.	998	41,048
Equinor ASA	2,638	76,815

Company	Shares	U.S. $ Value

Exxon Mobil Corp.	11,242	$1,205,704
Galp Energia SGPS SA	1,362	15,916
Hess Corp.	766	104,138
HF Sinclair Corp.	427	19,048
Idemitsu Kosan Co., Ltd.	524	10,514
Imperial Oil Ltd.(b)	562	28,754
Inpex Corp.(b)	2,618	28,763
Keyera Corp.(b)	634	14,621
Kinder Morgan, Inc.	5,603	96,484
Marathon Oil Corp.	1,725	39,709
Marathon Petroleum Corp.	1,223	142,602
Neste Oyj	1,171	45,087
Occidental Petroleum Corp.	1,990	117,012
OMV AG	408	17,325
ONEOK, Inc.	1,239	76,471
Ovintiv, Inc. (New York)	673	25,621
Parkland Corp.(b)	388	9,665
Pembina Pipeline Corp.	1,524	47,914
Phillips 66	1,277	121,800
Pioneer Natural Resources Co.	648	134,253
Repsol SA(b)	3,676	53,464
Santos Ltd.	9,143	45,747
Shell PLC	18,964	565,728
Suncor Energy, Inc.(b)	3,687	108,154
Targa Resources Corp.	595	45,279
TC Energy Corp.(b)	2,819	113,930
Texas Pacific Land Corp.	18	23,697
TotalEnergies SE	6,552	376,115
Tourmaline Oil Corp.(b)	891	41,982
Valero Energy Corp.	1,019	119,529
Williams Cos., Inc. (The)	3,374	110,094
Woodside Energy Group Ltd.(b)	5,258	121,626

		6,773,138

		7,156,925

MATERIALS–2.6%
CHEMICALS–1.3%
Air Liquide SA	1,450	260,036
Air Products and Chemicals, Inc.	615	184,211
Akzo Nobel NV	472	38,588
Albemarle Corp.	325	72,504
Arkema SA	156	14,710
Asahi Kasei Corp.	3,375	22,852
BASF SE	2,475	120,244
Celanese Corp.	292	33,814
CF Industries Holdings, Inc.	543	37,695
Chr Hansen Holding A/S	292	20,299
Clariant AG (REG)(a)	597	8,637
Corteva, Inc.	1,974	113,110
Covestro AG(a)(c)	535	27,837
Croda International PLC	387	27,664
Dow, Inc.	1,961	104,443
DSM-Firmenich AG(a)	484	52,085
DuPont de Nemours, Inc.	1,271	90,800
Eastman Chemical Co.	330	27,628

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Ecolab, Inc.	710	$132,550
EMS-Chemie Holding AG (REG)	20	15,156
Evonik Industries AG	546	10,404
FMC Corp.	347	36,206
Givaudan SA (REG)	26	86,240
ICL Group Ltd.	2,142	11,757
IMCD NV(b)	158	22,738
International Flavors & Fragrances, Inc.	707	56,270
Johnson Matthey PLC	508	11,277
JSR Corp.	412	11,839
Linde PLC	1,354	515,982
LyondellBasell Industries NV–Class A	721	66,209
Mitsubishi Chemical Group Corp.	3,505	21,081
Mitsui Chemicals, Inc.	440	12,969
Mosaic Co. (The)	919	32,165
Nippon Paint Holdings Co., Ltd.(b)	2,622	21,700
Nippon Sanso Holdings Corp.(b)	450	9,777
Nissan Chemical Corp.	297	12,807
Nitto Denko Corp.	414	30,729
Novozymes A/S–Class B	566	26,409
Nutrien Ltd.(b)	1,384	81,708
OCI NV(a)	292	7,014
Orica Ltd.	1,257	12,453
PPG Industries, Inc.	652	96,692
RPM International, Inc.	357	32,034
Sherwin-Williams Co. (The)	680	180,554
Shin-Etsu Chemical Co., Ltd.	5,045	168,593
Sika AG (REG)	405	115,992
Solvay SA	206	23,035
Sumitomo Chemical Co., Ltd.	3,872	11,769
Symrise AG	368	38,586
Toray Industries, Inc.	3,753	20,925
Tosoh Corp.	716	8,469
Umicore SA(b)	580	16,216
Wacker Chemie AG	51	7,006
Westlake Corp.	106	12,664
Yara International ASA	458	16,182

		3,251,314

CONSTRUCTION MATERIALS–0.2%
CRH PLC	2,050	113,093
Heidelberg Materials AG	401	32,978
Holcim AG(a)	1,535	103,470
James Hardie Industries PLC(a)	1,224	32,651
Martin Marietta Materials, Inc.	172	79,411
Vulcan Materials Co.	369	83,187

		444,790

Company	Shares	U.S. $ Value

CONTAINERS & PACKAGING–0.1%
Amcor PLC	4,114	$41,058
Avery Dennison Corp.	225	38,655
Ball Corp.	871	50,701
CCL Industries, Inc.– Class B	412	20,253
Crown Holdings, Inc.	333	28,928
International Paper Co.	919	29,233
Packaging Corp. of America	249	32,908
Sealed Air Corp.	400	16,000
SIG Group AG(a)	846	23,372
Smurfit Kappa Group PLC	720	24,030
Westrock Co.	705	20,494

		325,632

METALS & MINING–0.9%
Agnico Eagle Mines Ltd.	1,363	68,060
Alcoa Corp.	494	16,761
Anglo American PLC	3,519	100,198
Antofagasta PLC	1,092	20,307
ArcelorMittal SA	1,337	36,479
Barrick Gold Corp. (Toronto)	4,878	82,518
BHP Group Ltd.(b)	14,029	421,739
BlueScope Steel Ltd.	1,276	17,561
Boliden AB	757	21,936
Cleveland-Cliffs, Inc.(a)	1,426	23,900
Endeavour Mining PLC	514	12,344
First Quantum Minerals Ltd.	1,630	38,561
Fortescue Metals Group Ltd.(b)	4,689	69,579
Franco-Nevada Corp.	531	75,681
Freeport-McMoRan, Inc.	3,962	158,480
Glencore PLC	29,559	167,596
IGO Ltd.(b)	1,887	19,260
Ivanhoe Mines Ltd.–Class A(a)(b)	1,686	15,400
JFE Holdings, Inc.	1,278	18,271
Kinross Gold Corp.(b)	3,478	16,593
Lundin Mining Corp.	1,798	14,088
Mineral Resources Ltd.(b)	481	23,036
Newcrest Mining Ltd.	2,476	44,168
Newmont Corp. (New York)	2,200	93,852
Nippon Steel Corp.(b)	2,195	45,940
Norsk Hydro ASA	3,724	22,200
Northern Star Resources Ltd.(b)	3,184	25,940
Nucor Corp.	698	114,458
Pan American Silver Corp.(b)	1,008	14,685
Pilbara Minerals Ltd.(b)	7,472	24,558
Reliance Steel & Aluminum Co.	163	44,269
Rio Tinto Ltd.(b)	1,028	78,724

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Rio Tinto PLC	3,118	$198,148
South32 Ltd.	12,632	31,802
Steel Dynamics, Inc.	452	49,236
Sumitomo Metal Mining Co., Ltd.	672	21,694
Teck Resources Ltd.– Class B	1,262	53,100
voestalpine AG	321	11,536
Wheaton Precious Metals Corp.	1,251	54,101

		2,366,759

PAPER & FOREST PRODUCTS–0.1%
Holmen AB–Class B	260	9,344
Mondi PLC	1,344	20,504
Oji Holdings Corp.	2,381	8,903
Stora Enso Oyj–Class R	1,611	18,691
Svenska Cellulosa AB SCA–Class B(b)	1,677	21,407
UPM-Kymmene Oyj	1,478	44,040
West Fraser Timber Co., Ltd.(b)	158	13,574

		136,463

		6,524,958

UTILITIES–1.7%
ELECTRIC UTILITIES–1.0%
Acciona SA(b)	69	11,715
Alliant Energy Corp.	695	36,474
American Electric Power Co., Inc.	1,425	119,985
BKW AG	59	10,431
Chubu Electric Power Co., Inc.	1,739	21,215
CK Infrastructure Holdings Ltd.	903	4,790
CLP Holdings Ltd.	3,629	28,265
Constellation Energy Corp.	907	83,036
Duke Energy Corp.	2,134	191,505
Edison International	1,060	73,617
EDP–Energias de Portugal SA	8,111	39,644
Elia Group SA/NV	82	10,418
Emera, Inc.(b)	751	30,930
Endesa SA(b)	879	18,888
Enel SpA	22,524	151,866
Entergy Corp.	588	57,253
Evergy, Inc.	636	37,155
Eversource Energy	966	68,509
Exelon Corp.	2,753	112,157
FirstEnergy Corp.	1,507	58,592
Fortis, Inc./Canada(b)	1,341	57,790
Fortum Oyj	1,242	16,621
Hydro One Ltd.(b)(c)	911	26,029
Iberdrola SA	16,121	210,521
Kansai Electric Power Co., Inc. (The)(b)	1,871	23,474

Company	Shares	U.S. $ Value

Mercury NZ Ltd.	1,920	$7,674
NextEra Energy, Inc.	5,604	415,817
NRG Energy, Inc.	643	24,042
Origin Energy Ltd.	4,771	26,816
Orsted AS(c)	524	49,676
PG&E Corp.(a)	4,974	85,951
Power Assets Holdings Ltd.	2,858	15,003
PPL Corp.	2,041	54,005
Red Electrica Corp. SA(b)	1,123	18,885
Southern Co. (The)	3,023	212,366
SSE PLC	3,019	70,796
Terna–Rete Elettrica Nazionale	3,896	33,230
Tokyo Electric Power Co. Holdings, Inc.(a)	4,184	15,346
Verbund AG	189	15,163
Xcel Energy, Inc.	1,524	94,747

		2,640,397

GAS UTILITIES–0.1%
AltaGas Ltd.(b)	779	13,995
APA Group	3,267	21,137
Atmos Energy Corp.	400	46,536
Enagas SA(b)	689	13,541
Hong Kong & China Gas Co., Ltd.	30,787	26,661
Naturgy Energy Group SA(b)	349	10,404
Osaka Gas Co., Ltd.	940	14,408
Snam SpA(b)	5,584	29,184
Tokyo Gas Co., Ltd.	1,050	22,909
UGI Corp.	580	15,643

		214,418

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS–0.1%
AES Corp. (The)	1,852	38,392
Brookfield Renewable Corp.–Class A	357	11,262
Corp. ACCIONA Energias Renovables SA(b)	182	6,089
EDP Renovaveis SA(b)	719	14,368
Meridian Energy Ltd.	3,576	12,314
Northland Power, Inc.	694	14,475
RWE AG	1,751	76,302
Vistra Corp.	946	24,832

		198,034

MULTI-UTILITIES–0.4%
Algonquin Power & Utilities Corp.(b)	1,892	15,639
Ameren Corp.	727	59,374
Canadian Utilities Ltd.–Class A	362	9,376
CenterPoint Energy, Inc.	1,744	50,838
Centrica PLC	15,747	24,829
CMS Energy Corp.	808	47,470

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Consolidated Edison, Inc.	960	$86,784
Dominion Energy, Inc.	2,282	118,185
DTE Energy Co.	571	62,821
E.ON SE	6,217	79,418
Engie SA	5,058	84,231
National Grid PLC	9,832	130,356
NiSource, Inc.	1,143	31,261
Public Service Enterprise Group, Inc.	1,381	86,464
Sempra Energy	872	126,954
Veolia Environnement SA	1,880	59,512
WEC Energy Group, Inc.	874	77,122

		1,150,634

WATER UTILITIES–0.1%
American Water Works Co., Inc.	539	76,942
Essential Utilities, Inc.	695	27,738
Severn Trent PLC	680	22,168
United Utilities Group PLC	1,888	23,086

		149,934

		4,353,417

REAL ESTATE–1.5%
DIVERSIFIED REITs–0.1%
British Land Co. PLC (The)	2,439	9,406
Daiwa House REIT Investment Corp.	7	13,421
GPT Group (The)(b)	5,305	14,679
Land Securities Group PLC	1,950	14,258
Mirvac Group(b)	10,927	16,501
Nomura Real Estate Master Fund, Inc.	13	14,994
Stockland	6,611	17,772
WP Carey, Inc.	592	39,996

		141,027

HEALTH CARE REITs–0.1%
Healthcare Realty Trust, Inc.	1,054	19,879
Healthpeak Properties, Inc.	1,514	30,431
Ventas, Inc.	1,108	52,375
Welltower, Inc.	1,375	111,224

		213,909

HOTEL & RESORT REITs–0.0%
Host Hotels & Resorts, Inc.	1,975	33,239

INDUSTRIAL REITs–0.2%
CapitaLand Ascendas REIT	8,639	17,437
GLP J-Reit	13	12,822
Goodman Group	4,687	63,007
Mapletree Logistics Trust	9,093	10,937
Nippon Prologis REIT, Inc.	6	12,059
Prologis, Inc.	2,558	313,687
Segro PLC	3,349	30,542
Warehouses De Pauw CVA	451	12,386

		472,877

Company	Shares	U.S. $ Value

OFFICE REITs–0.1%
Alexandria Real Estate Equities, Inc.	455	$51,638
Boston Properties, Inc.	413	23,785
Covivio SA/France	131	6,188
Dexus(b)	2,978	15,509
Gecina SA	128	13,655
Japan Real Estate Investment Corp.	4	15,222
Nippon Building Fund, Inc.(b)	5	19,661

		145,658

REAL ESTATE MANAGEMENT & DEVELOPMENT–0.2%
Azrieli Group Ltd.	118	6,667
Capitaland Investment Ltd./Singapore(b)	6,504	15,980
CBRE Group, Inc.– Class A(a)	861	69,491
City Developments Ltd.	1,050	5,237
CK Asset Holdings Ltd.	5,031	27,956
Daito Trust Construction Co., Ltd.	183	18,539
Daiwa House Industry Co., Ltd.	1,644	43,438
ESR Group Ltd.(c)	4,748	8,177
Fastighets AB Balder–Class B(a)	1,805	6,609
FirstService Corp.(b)	111	17,095
Hang Lung Properties Ltd.	4,030	6,236
Henderson Land Development Co., Ltd.	3,938	11,727
Hongkong Land Holdings Ltd.	2,395	9,365
Hulic Co., Ltd.(b)	1,001	8,577
LEG Immobilien SE(a)	205	11,828
Lendlease Corp., Ltd.(b)	1,909	9,905
Mitsubishi Estate Co., Ltd.	3,035	36,057
Mitsui Fudosan Co., Ltd.	2,469	49,211
New World Development Co., Ltd.(b)	3,625	8,959
Nomura Real Estate Holdings, Inc.	231	5,492
Sagax AB–Class B	528	10,441
Sino Land Co., Ltd.	9,242	11,378
Sumitomo Realty & Development Co., Ltd.	756	18,734
Sun Hung Kai Properties Ltd.	3,616	45,687
Swire Pacific Ltd.–Class A	435	3,342
Swire Properties Ltd.	2,422	5,968
Swiss Prime Site AG (REG)	213	18,503
Unibail-Rodamco-Westfield(a)	327	17,247
UOL Group Ltd.	370	1,764
Vonovia SE	1,983	38,727
Wharf Real Estate Investment Co., Ltd.	3,876	19,447

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Zillow Group, Inc.– Class C(a)	425	$21,361

		589,145

RESIDENTIAL REITs–0.2%
American Homes 4 Rent–Class A	900	31,905
AvalonBay Communities, Inc.	388	73,437
Camden Property Trust	296	32,225
Canadian Apartment Properties REIT	229	8,792
Equity LifeStyle Properties, Inc.	490	32,776
Equity Residential	997	65,772
Essex Property Trust, Inc.	179	41,940
Invitation Homes, Inc.	1,694	58,273
Mid-America Apartment Communities, Inc.	323	49,051
Sun Communities, Inc.	345	45,009
UDR, Inc.	866	37,203

		476,383

RETAIL REITs–0.1%
CapitaLand Integrated Commercial Trust	14,593	20,680
Japan Metropolitan Fund Invest	21	14,051
Kimco Realty Corp.	1,716	33,839
Klepierre SA	595	14,782
Link REIT	6,173	34,366
Mapletree Pan Asia Commercial Trust(b)	6,196	7,454
Realty Income Corp.	1,829	109,356
Regency Centers Corp.	427	26,376
RioCan Real Estate Investment Trust	406	5,909
Scentre Group	14,374	25,421
Simon Property Group, Inc.	905	104,509
Vicinity Ltd.	10,716	13,197

		409,940

SPECIALIZED REITs–0.5%
American Tower Corp.	1,291	250,377
Crown Castle, Inc.	1,201	136,842
Digital Realty Trust, Inc.	807	91,893
Equinix, Inc.	259	203,040
Extra Space Storage, Inc.	374	55,670
Gaming and Leisure Properties, Inc.	726	35,182
Iron Mountain, Inc.	807	45,854
Public Storage	439	128,135
SBA Communications Corp.	300	69,528
VICI Properties, Inc.	2,781	87,407
Weyerhaeuser Co.	2,016	67,556

		1,171,484

		3,653,662

Total Common Stocks (cost $93,464,731)		157,325,383

Company		Principal Amount (000)	U.S. $ Value

GOVERNMENTS–TREASURIES–34.6%
UNITED STATES–34.6%
U.S. Treasury Bonds
1.25%, 05/15/2050	$	552	$309,806
2.25%, 08/15/2046		3,477	2,533,791
2.25%, 08/15/2049		287	208,165
2.25%, 02/15/2052		2,286	1,648,774
2.375%, 11/15/2049		584	434,890
2.375%, 05/15/2051		1,859	1,379,652
2.50%, 02/15/2045		288	222,216
2.50%, 05/15/2046		42	32,452
2.75%, 08/15/2047		143	115,043
2.875%, 05/15/2043		300	249,849
2.875%, 08/15/2045		2,897	2,386,733
2.875%, 11/15/2046		187	153,449
2.875%, 05/15/2049		313	258,521
2.875%, 05/15/2052		417	345,316
3.00%, 05/15/2045		265	223,345
3.00%, 02/15/2047		238	199,705
3.00%, 05/15/2047		409	343,940
3.00%, 02/15/2048		350	294,690
3.00%, 08/15/2048		792	667,349
3.00%, 02/15/2049		257	216,751
3.125%, 02/15/2043		521	453,003
3.50%, 02/15/2039		12	11,678
3.625%, 08/15/2043		1,869	1,750,154
3.625%, 05/15/2053		362	347,734
3.75%, 11/15/2043		98	92,960
4.00%, 11/15/2052		208	213,125
4.25%, 05/15/2039		134	139,737
4.375%, 11/15/2039		502	530,763
4.50%, 08/15/2039		179	192,014
4.75%, 02/15/2037		465	514,049
4.75%, 02/15/2041		37	40,885
5.25%, 11/15/2028		1,257	1,319,051
5.375%, 02/15/2031		359	391,537
5.50%, 08/15/2028		762	805,392
6.00%, 02/15/2026		1,336	1,376,606
6.125%, 11/15/2027		1,389	1,489,917
6.25%, 05/15/2030		374	423,544
6.875%, 08/15/2025		471	489,295
U.S. Treasury Notes
0.25%, 08/31/2025		2,242	2,034,978
0.25%, 09/30/2025		1,168	1,057,225
0.375%, 01/31/2026		2,433	2,184,267
0.50%, 02/28/2026		1,120	1,005,720
0.625%, 05/15/2030		934	747,609
0.625%, 08/15/2030		997	793,944
0.75%, 04/30/2026		908	817,394
0.75%, 05/31/2026		1,952	1,752,386
0.75%, 08/31/2026		1,015	904,847
0.875%, 09/30/2026		1,513	1,353,336
1.00%, 07/31/2028		1,145	981,480
1.125%, 10/31/2026		1,163	1,045,428
1.25%, 12/31/2026		919	826,453
1.375%, 11/15/2031		73	59,745
1.50%, 08/15/2026		1,541	1,408,089

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company		Principal Amount (000)	U.S. $ Value

1.50%, 02/15/2030	$	523	$447,566
1.625%, 02/15/2026		2,203	2,040,873
1.625%, 08/15/2029		937	817,121
1.625%, 05/15/2031		3,081	2,617,406
1.75%, 11/15/2029		984	862,471
1.875%, 02/15/2032		1,787	1,529,560
2.00%, 02/15/2025		1,108	1,054,141
2.00%, 08/15/2025		811	764,939
2.00%, 11/15/2026		4,808	4,446,082
2.125%, 05/15/2025		2,550	2,420,432
2.25%, 11/15/2025		909	859,004
2.25%, 08/15/2027		2,292	2,117,674
2.25%, 11/15/2027		3,588	3,303,571
2.375%, 05/15/2027		4,367	4,065,497
2.375%, 05/15/2029		1,327	1,209,320
2.625%, 12/31/2023		3,619	3,570,541
2.625%, 02/15/2029		451	417,461
2.75%, 02/15/2024		3,213	3,160,582
2.75%, 02/15/2028		129	120,898
2.75%, 08/15/2032		949	869,155
2.875%, 05/15/2028		400	377,470
2.875%, 05/15/2032		2,242	2,077,631
3.125%, 11/15/2028		912	868,300
3.125%, 08/31/2029		727	690,138
3.375%, 05/15/2033		655	631,545
3.50%, 04/30/2028		794	771,270
3.50%, 02/15/2033		1,420	1,382,601
3.625%, 03/31/2028		1,209	1,180,085
4.125%, 10/31/2027		603	599,210
4.125%, 11/15/2032		787	803,315

Total Governments–Treasuries (cost $94,494,792)			85,854,641

		Notional Amount
PURCHASED OPTIONS–PUTS–0.3%
OPTIONS ON EQUITY INDICES–0.3%
Euro STOXX 50 Index Expiration: Jun 2024; Contracts: 1,070; Exercise Price: EUR 3,600.00; Counterparty: UBS AG(a)	EUR	3,852,000	85,156
FTSE 100 Index Expiration: Apr 2024; Contracts: 240; Exercise Price: GBP 6,600.00; Counterparty: UBS AG(a)	GBP	1,584,000	29,580
Company		Notional Amount	U.S. $ Value

Nikkei 225 Index Expiration: May 2024; Contracts: 15,000; Exercise Price: JPY 27,000.00; Counterparty: UBS AG(a)	JPY	405,000,000	$62,097
S&P 500 Index Expiration: Jun 2024; Contracts: 8,400; Exercise Price: USD 3,675.00; Counterparty: UBS AG(a)	USD	30,870,000	583,640

Total Purchased Options–Puts (premiums paid $974,149)			760,473

		Shares
SHORT-TERM INVESTMENTS–1.1%
INVESTMENT COMPANIES–1.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.02%(d)(e)(f) (cost $2,612,463)		2,612,463	2,612,463

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–99.3% (cost $191,546,135)			246,552,960

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.6%
INVESTMENT COMPANIES–0.6%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.02%(d)(e)(f) (cost $1,490,734)		1,490,734	1,490,734

TOTAL INVESTMENTS–99.9% (cost $193,036,869)			248,043,694
Other assets less liabilities–0.1%			305,935

NET ASSETS–100.0%			$248,349,629

AB Variable Products Series Fund

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	4	September 2023	$369,972	$(3,298)
FTSE 100 Index Futures	13	September 2023	1,245,101	11,100
Hang Seng Index Futures	9	July 2023	1,080,034	121
Long Gilt Futures	4	September 2023	484,124	(4,665)
MSCI EAFE Futures	1	September 2023	107,775	386
MSCI Emerging Markets Futures	48	September 2023	2,394,960	(80,470)
Nikkei 225 (OSE) Futures	2	September 2023	459,753	13,596
OMXS 30 Index Futures	47	July 2023	1,009,367	55
S&P 500 E-Mini Futures	7	September 2023	1,570,888	24,067
TOPIX Index Futures	7	September 2023	1,109,948	35,379
U.S. T-Note 2 Yr (CBT) Futures	54	September 2023	10,980,563	(129,878)
U.S. T-Note 5 Yr (CBT) Futures	15	September 2023	1,606,406	(9,621)
U.S. T-Note 10 Yr (CBT) Futures	107	September 2023	12,012,422	(176,108)
U.S. Ultra Bond (CBT) Futures	40	September 2023	5,448,750	68,231

Sold Contracts
Euro STOXX 50 Index Futures	35	September 2023	1,690,760	(26,830)
MSCI Singapore IX ETS Futures	22	July 2023	469,965	(984)
S&P/TSX 60 Index Futures	10	September 2023	1,839,743	(29,833)
SPI 200 Futures	25	September 2023	2,981,438	(37,870)

				$(346,622)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	GBP	482	USD	596	07/21/2023	$(15,919)
Bank of America, NA	USD	2,029	GBP	1,629	07/21/2023	39,501
Bank of America, NA	EUR	1,331	USD	1,468	07/31/2023	13,802
Bank of America, NA	JPY	403,578	USD	2,899	08/25/2023	79,937
Barclays Capital	USD	3,932	CAD	5,193	08/24/2023	(8,565)
Barclays Capital	USD	1,180	SEK	12,463	09/13/2023	(20,908)
BNP Paribas SA	USD	2,085	NZD	3,384	08/24/2023	(8,004)
Citibank, NA	JPY	71,847	USD	513	08/25/2023	10,701
Citibank, NA	USD	4,005	AUD	5,873	08/25/2023	(86,911)
Deutsche Bank AG	USD	6,522	EUR	6,007	07/31/2023	41,060
Deutsche Bank AG	USD	691	CAD	925	08/24/2023	7,576
Goldman Sachs Bank USA	USD	625	GBP	494	07/21/2023	2,326
Goldman Sachs Bank USA	USD	1,495	GBP	1,171	07/21/2023	(7,563)
Goldman Sachs Bank USA	EUR	678	USD	746	07/31/2023	5,406
Goldman Sachs Bank USA	EUR	839	USD	912	07/31/2023	(4,570)
Goldman Sachs Bank USA	AUD	5,336	USD	3,629	08/25/2023	69,882
HSBC Bank USA	USD	925	EUR	846	07/31/2023	(966)
HSBC Bank USA	USD	1,088	NOK	11,429	09/13/2023	(21,065)
HSBC Bank USA	USD	874	SEK	9,312	09/13/2023	(7,575)
JPMorgan Chase Bank, NA	EUR	4,354	USD	4,762	07/31/2023	4,663

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	CHF	3,919	USD	4,391	07/21/2023	$6,040
Morgan Stanley Capital Services, Inc.	GBP	1,966	USD	2,503	07/21/2023	5,280
Morgan Stanley Capital Services, Inc.	CAD	6,746	USD	5,064	08/24/2023	(32,759)
State Street Bank & Trust Co.	SEK	3,516	USD	328	09/13/2023	959
UBS AG	USD	4,666	JPY	642,582	08/25/2023	(177,581)

						$(105,253)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC Swiss Market Index Futures	0.00%	Maturity	CHF	340	09/15/2023	$48

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $721,717 or 0.3% of net assets.

(d)	Affiliated investments.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(f)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

CBT—Chicago Board of Trade

EAFE—Europe, Australia, and Far East

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

OMXS—Stockholm Stock Exchange

OSE—Osaka Securities Exchange

REG—Registered Shares

REIT—Real Estate Investment Trust

SPI—Share Price Index

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2023 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $188,933,672)	$243,940,497	(a)
Affiliated issuers (cost $4,103,197—including investment of cash collateral for securities loaned of $1,490,734)	4,103,197
Cash	1,743
Cash collateral due from broker	1,573,898
Foreign currencies, at value (cost $528,738)	525,765
Unaffiliated interest and dividends receivable	912,593
Receivable for investment securities sold	429,830
Receivable for capital stock sold	402,491
Unrealized appreciation on forward currency exchange contracts	287,133
Receivable for variation margin on futures	80,896
Affiliated dividends receivable	11,077
Receivable for variation margin on centrally cleared swaps	810
Unrealized appreciation on total return swaps	48

Total assets	252,269,978

LIABILITIES
Payable for collateral received on securities loaned	1,381,699
Cash collateral due to broker	900,000
Payable for investment securities purchased and foreign currency transactions	635,448
Unrealized depreciation on forward currency exchange contracts	392,386
Custody and accounting fees payable	223,694
Advisory fee payable	133,365
Collateral due to securities lending agent	109,035
Distribution fee payable	53,693
Payable for capital stock redeemed	31,489
Administrative fee payable	21,320
Payable for terminated centrally cleared credit default swaps	3,226
Directors’ fees payable	296
Transfer Agent fee payable	154
Accrued expenses	34,544

Total liabilities	3,920,349

NET ASSETS	$248,349,629

COMPOSITION OF NET ASSETS
Capital stock, at par	$29,089
Additional paid-in capital	204,135,421
Distributable earnings	44,185,119

NET ASSETS	$248,349,629

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$214,046	24,902	$8.60

B	$248,135,583	29,064,384	$8.54

(a)	Includes securities on loan with a value of $6,411,653 (see Note E).

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2023 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $186,935)	$1,636,891
Affiliated issuers	63,175
Interest	1,120,244
Securities lending income	8,643

2,828,953

EXPENSES
Advisory fee (see Note B)	849,789
Distribution fee—Class B	303,227
Transfer agency—Class B	1,310
Custody and accounting	92,836
Audit and tax	53,550
Administrative	47,089
Legal	19,357
Printing	13,180
Directors’ fees	10,260
Miscellaneous	20,671

Total expenses	1,411,269
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(76,312)

Net expenses	1,334,957

Net investment income	1,493,996

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(4,025,706)
Forward currency exchange contracts	(229,667)
Futures	(750,202)
Swaps	16,175
Foreign currency transactions	8,285
Net change in unrealized appreciation (depreciation) of:
Investments	22,958,358
Forward currency exchange contracts	(214,306)
Futures	(259,458)
Swaps	(6,579)
Foreign currency denominated assets and liabilities	(12,242)

Net gain on investment and foreign currency transactions	17,484,658

NET INCREASE IN NET ASSETS FROM OPERATIONS	$18,978,654

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,493,996		$2,229,545
Net realized loss on investment and foreign currency transactions	(4,981,115)		(6,155,550)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	22,465,773		(51,515,846)

Net increase (decrease) in net assets from operations	18,978,654		(55,441,851)
Distributions to Shareholders
Class A	–0	–	(82,065)
Class B	–0	–	(88,612,765)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(6,226,292)		77,402,279

Total increase (decrease)	12,752,362		(66,734,402)
NET ASSETS
Beginning of period	235,597,267		302,331,669

End of period	$248,349,629		$235,597,267

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Dynamic Asset Allocation Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to maximize total return consistent with AllianceBernstein L.P. (the “Adviser”) determination of reasonable risk. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers 10 separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or

AB Variable Products Series Fund

other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk

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of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$31,491,953		$3,586,146		$–0	–	$35,078,099
Financials	15,089,363		7,762,813		–0	–	22,852,176
Health Care	14,515,056		5,603,173		–0	–	20,118,229
Consumer Discretionary	12,095,966		5,435,252		–0	–	17,531,218
Industrials	10,496,609		6,871,309		–0	–	17,367,918
Consumer Staples	7,303,167		4,378,745		–0	–	11,681,912
Communication Services	9,283,624		1,723,245		–0	–	11,006,869
Energy	5,341,425		1,815,500		–0	–	7,156,925
Materials	3,347,469		3,177,489		–0	–	6,524,958
Utilities	2,882,063		1,471,354		–0	–	4,353,417
Real Estate	2,712,057		941,605		–0	–	3,653,662
Governments—Treasuries	–0	–	85,854,641		–0	–	85,854,641
Purchased Options—Puts	–0	–	760,473		–0	–	760,473
Short-Term Investments	2,612,463		–0	–	–0	–	2,612,463
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,490,734		–0	–	–0	–	1,490,734

Total Investments in Securities	118,661,949		129,381,745		–0	–	248,043,694
Other Financial Instruments(a):
Assets:
Futures	152,935		–0	–	–0	–	152,935	(b)
Forward Currency Exchange Contracts	–0	–	287,133		–0	–	287,133
Total Return Swaps	–0	–	48		–0	–	48
Liabilities:
Futures	(499,557)		–0	–	–0	–	(499,557	)(b)
Forward Currency Exchange Contracts	–0	–	(392,386)		–0	–	(392,386)

Total	$118,315,327		$129,276,540		$–0	–	$247,591,867

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)	Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and

AB Variable Products Series Fund

foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .70% of the Portfolio’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to .85% and 1.10% of daily average net assets for Class A and Class B shares, respectively. The Expense Caps will remain in effect until May 1, 2024 and then may be extended by the Adviser for additional one-year terms. For the six months ended June 30, 2023, such reimbursements/waivers amounted to $74,869.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2023, the reimbursement for such services amounted to $47,089.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $900 for the six months ended June 30, 2023.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The

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Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2023, such waiver amounted to $1,351.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2023 is as follows:

Portfolio	Market Value 12/31/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,658	$21,458	$22,504	$2,612	$63
Government Money Market Portfolio*	165	6,208	4,882	1,491	2

Total				$4,103	$65

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2023 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$3,848,836	$10,134,279
U.S. government securities	11,894,511	15,491,681

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$71,128,812
Gross unrealized depreciation	(16,573,814)

Net unrealized appreciation	$54,554,998

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

AB Variable Products Series Fund

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2023, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2023, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Portfolio were permitted to

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expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Portfolio’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

During the six months ended June 30, 2023, the Portfolio held purchased options for hedging and non-hedging purposes.

•	Swaps

The Portfolio may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a

AB Variable Products Series Fund

phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolio enters into a centrally cleared swap, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended June 30, 2023, the Portfolio held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Portfolio may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Portfolio is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

During the six months ended June 30, 2023, the Portfolio held total return swaps for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended June 30, 2023, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$68,231	*	Payable for variation margin on futures	$323,570	*

Equity contracts	Receivable for variation margin on futures	84,704	*	Payable for variation margin on futures	175,987	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	287,133		Unrealized depreciation on forward currency exchange contracts	392,386

Equity contracts	Investments in securities, at value	760,473

Equity contracts	Unrealized appreciation on total return swaps	48

Total		$1,200,589			$891,943

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

AB Variable Products Series Fund

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(429,674)	$(90,896)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	(320,528)	(168,562)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(229,667)	(214,306)

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(1,252,293)	(198,771)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	18,432	–0	–

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(2,257)	(6,579)

Total	$(2,215,987)	$(679,114)

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2023:

Futures:
Average notional amount of buy contracts	$26,846,870
Average notional amount of sale contracts	$8,204,444
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$24,943,109
Average principal amount of sale contracts	$21,336,175
Purchased Options:
Average notional amount	$33,861,208
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$2,437,750	(a)
Total Return Swaps:
Average notional amount	$705,413

(a)	Positions were open for four months during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

(“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2023. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivative Assets
Bank of America, NA	$133,240	$(15,919)		$–0	–	$–0	–	$117,321
Citibank, NA	10,701	(10,701)		–0	–	–0	–	–0	–
Deutsche Bank AG	48,636	–0	–	–0	–	–0	–	48,636
Goldman Sachs Bank USA	77,614	(12,133)		–0	–	–0	–	65,481
JPMorgan Chase Bank, NA	4,663	–0	–	–0	–	–0	–	4,663
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	11,368	(11,368)		–0	–	–0	–	–0	–
State Street Bank & Trust Co.	959	–0	–	–0	–	–0	–	959

Total	$287,181	$(50,121)		$–0	–	$–0	–	$237,060	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Bank of America, NA	$15,919	$(15,919)		$–0	–	$–0	–	$–0	–
Barclays Capital	29,473	–0	–	–0	–	–0	–	29,473
BNP Paribas SA	8,004	–0	–	–0	–	–0	–	8,004
Citibank, NA	86,911	(10,701)		–0	–	–0	–	76,210
Goldman Sachs Bank USA	12,133	(12,133)		–0	–	–0	–	–0	–
HSBC Bank USA	29,606	–0	–	–0	–	–0	–	29,606
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	32,759	(11,368)		–0	–	–0	–	21,391
UBS AG	177,581	–0	–	–0	–	–0	–	177,581

Total	$392,386	$(50,121)		$–0	–	$–0	–	$342,265	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative

AB Variable Products Series Fund

expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2023 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$6,411,653	$1,490,734	$5,306,919	$6,764	$1,879	$92

*	As of June 30, 2023.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
Class A
Shares sold	1,577		5,959	$13,118		$70,320
Shares issued in reinvestment of dividends and distributions	–0	–	9,643	–0	–	82,060
Shares redeemed	(5,744)		(14,092)	(47,735)		(183,919)

Net increase (decrease)	(4,167)		1,510	$(34,617)		$(31,539)

Class B
Shares sold	795,546		1,391,617	$6,673,006		$14,302,037
Shares issued on reinvestment of dividends and distributions	–0	–	10,461,956	–0	–	88,612,765
Shares redeemed	(1,557,977)		(2,353,134)	(12,864,681)		(25,480,984)

Net increase (decrease)	(762,431)		9,500,439	$(6,191,675)		$77,433,818

At June 30, 2023, certain shareholders of the Portfolio owned 91% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Allocation Risk—The allocation of investments among different global asset classes may have a significant effect on the Portfolio’s net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivatives positions will be periodically adjusted to reflect the Adviser’s view of market and economic conditions, there will be transaction costs that may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

Foreign (Non-U.S.) Risk—The Portfolio’s investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

ETF Risk—ETFs, are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETF’s expenses and runs the risk that the ETF may not achieve its investment objective.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your

AB Variable Products Series Fund

investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Real Estate Risk—The Portfolio’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts, or REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Portfolio’s losses.

LIBOR Transition and Associated Risk—The Portfolio may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. As announced by the FCA and LIBOR’s administrator, ICE Benchmark Administration, most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) have not been published since the end of 2021, but the most widely used U.S. Dollar LIBOR settings are expected to continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the law by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolio’s performance and/or NAV. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon,

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2023.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2023 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2022 and December 31, 2021 were as follows:

	2022	2021
Distributions paid from:
Ordinary income	$6,479,716	$4,834,682
Net long-term capital gains	82,215,114	–0	–

Total taxable distributions paid	$88,694,830	$4,834,682

As of December 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,451,825
Accumulated capital and other losses	(6,652,111	)(a)
Unrealized appreciation (depreciation)	30,406,751	(b)

Total accumulated earnings (deficit)	$25,206,465

(a)	As of December 31, 2022, the Portfolio had a net capital loss carryforward of $6,536,231. As of December 31, 2022, the cumulative deferred loss on straddles was $115,880.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, return of capital distributions received from underlying securities, the tax treatment of passive foreign investment companies (PFICs), the tax deferral of losses on wash sales, the tax treatment of partnership investments, and corporate restructuring.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2022, the Portfolio had a net short-term capital loss carryforward of $3,946,546 and a net long-term capital loss carryforward of $2,589,685, which may be carried forward for an indefinite period.

NOTE J: Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

DYNAMIC ASSET ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31,
2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.94	$14.94	$13.89	$13.46	$11.91	$13.07

Income From Investment Operations
Net investment income(a)(b)	.06	.12	.14	.15	.23	.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.60	(2.57)	1.20	.51	1.60	(1.11)

Net increase (decrease) in net asset value from operations	.66	(2.45)	1.34	.66	1.83	(.91)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.38)	(.29)	(.23)	(.27)	(.23)
Distributions from net realized gain on investment transactions	–0	–	(4.17)	–0	–	–0	–	(.01)	(.02)

Total dividends and distributions	–0	–	(4.55)	(.29)	(.23)	(.28)	(.25)

Net asset value, end of period	$8.60	$7.94	$14.94	$13.89	$13.46	$11.91

Total Return
Total investment return based on net asset value(c)	8.31%	(18.45)%	9.67%	5.02%	15.51%	(7.07)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$214	$231	$412	$364	$383	$355
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	.85	%^	.84%	.82%	.80%	.80%	.78%
Expenses, before waivers/reimbursements(d)‡	.91	%^	.91%	.83%	.80%	.80%	.79%
Net investment income(b)	1.46	%^	1.10%	.98%	1.18%	1.78%	1.60%
Portfolio turnover rate	7%	16%	32%	13%	19%	24%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.01%	.01%	.01%	.02%	.03%

See footnote summary on page 44.

DYNAMIC ASSET ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31,
2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.89	$14.85	$13.80	$13.36	$11.82	$12.98

Income From Investment Operations
Net investment income(a)(b)	.05	.09	.12	.12	.19	.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.60	(2.56)	1.16	.51	1.60	(1.11)

Net increase (decrease) in net asset value from operations	.65	(2.47)	1.28	.63	1.79	(.94)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.32)	(.23)	(.19)	(.24)	(.20)
Distributions from net realized gain on investment transactions	–0	–	(4.17)	–0	–	–0	–	(.01)	(.02)

Total dividends and distributions	–0	–	(4.49)	(.23)	(.19)	(.25)	(.22)

Net asset value, end of period	$8.54	$7.89	$14.85	$13.80	$13.36	$11.82

Total Return
Total investment return based on net asset value(c)	8.24%	(18.68)%	9.28%	4.86%	15.24%	(7.35)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$248,136	$235,366	$301,920	$548,422	$568,985	$533,467
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	1.10	%^	1.09%	1.06%	1.05%	1.05%	1.03%
Expenses, before waivers/reimbursements(d)‡	1.16	%^	1.17%	1.07%	1.06%	1.05%	1.04%
Net investment income(b)	1.23	%^	.87%	.80%	.93%	1.51%	1.35%
Portfolio turnover rate	7%	16%	32%	13%	19%	24%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.01%	.01%	.01%	.02%	.03%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the years ended December 31, 2022 and December 31, 2018, such waiver amounted to .01% and .01%, respectively.

^	Annualized.

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO	AB Variable Products Series Fund

OPERATION AND EFFECTIVENESS OF THE PORTFOLIO’S LIQUIDITY RISK MANAGEMENT PROGRAM:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolio to designate an Administrator of the Portfolio’s Liquidity Risk Management Program. The Administrator of the Portfolio’s LRMP is AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolio’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolio’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolio will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolio classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolio’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolio participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolio’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolio’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Portfolio or its ability to timely meet redemptions during the Program Reporting Period.

DYNAMIC ASSET ALLOCATION PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Dynamic Asset Allocation Portfolio (the “Fund”) at a meeting held in-person on August 2-3, 2022 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the underlying funds advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2020 and 2021 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the underlying funds fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2022 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the periods reviewed, the directors concluded that the Fund’s investment performance was acceptable. The directors determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was lower than the median. Taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, the directors noted that the Adviser’s total rate of compensation was above the peer group median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to the those of Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more

DYNAMIC ASSET ALLOCATION PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had previously discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

VPS-DAA-0152-0623

JUN    06.30.23

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	DISCOVERY VALUE PORTFOLIO

(formerly, Small/Mid Cap Value Portfolio)

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

DISCOVERY VALUE PORTFOLIO

EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,069.20	$4.16	0.81%
Hypothetical**	$1,000	$1,020.78	$4.06	0.81%

Class B
Actual	$1,000	$1,067.70	$5.43	1.06%
Hypothetical**	$1,000	$1,019.54	$5.31	1.06%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

1

DISCOVERY VALUE PORTFOLIO
TEN LARGEST HOLDINGS[1]

June 30, 2023 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Dycom Industries, Inc.	$12,214,306	1.8%
Berry Global Group, Inc.	11,526,511	1.7
First Citizens BancShares, Inc./NC—Class A	11,012,001	1.6
Herc Holdings, Inc.	10,938,421	1.6
Regal Rexnord Corp.	10,913,049	1.6
PulteGroup, Inc.	10,635,169	1.6
Cameco Corp.	10,559,463	1.6
Knight-Swift Transportation Holdings, Inc.	10,545,232	1.5
Vertiv Holdings Co.	10,357,328	1.5
IDACORP, Inc.	10,292,217	1.5

	$108,993,697	16.0%

SECTOR BREAKDOWN2

June 30, 2023 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Industrials	$173,106,234	25.5%
Financials	136,782,388	20.2
Consumer Discretionary	102,957,338	15.2
Information Technology	74,359,934	11.0
Real Estate	43,480,397	6.4
Health Care	40,701,265	6.0
Energy	32,954,206	4.9
Materials	27,918,530	4.1
Utilities	19,225,976	2.8
Consumer Staples	14,329,135	2.1
Communication Services	8,867,850	1.3
Short-Term Investments	3,272,903	0.5

Total Investments	$677,956,156	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

DISCOVERY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2023 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–99.1%

INDUSTRIALS–25.4%
AEROSPACE & DEFENSE–0.9%
Spirit AeroSystems Holdings, Inc.–Class A(a)	200,640	$5,856,682

BUILDING PRODUCTS–2.6%
Builders FirstSource, Inc.(b)	75,260	10,235,360
Masonite International Corp.(b)	70,269	7,198,356

		17,433,716

CONSTRUCTION & ENGINEERING–4.8%
Arcosa, Inc.	42,537	3,223,029
Dycom Industries, Inc.(b)	107,473	12,214,306
Fluor Corp.(b)	295,300	8,740,880
MasTec, Inc.(b)	71,790	8,469,066

		32,647,281

ELECTRICAL EQUIPMENT–4.2%
Regal Rexnord Corp.	70,910	10,913,049
Sensata Technologies Holding PLC	166,520	7,491,735
Vertiv Holdings Co.	418,140	10,357,328

		28,762,112

GROUND TRANSPORTATION–3.0%
Knight-Swift Transportation Holdings, Inc.	189,799	10,545,232
XPO, Inc.(b)	172,300	10,165,700

		20,710,932

MACHINERY–3.4%
Crane NXT Co.	98,735	5,572,604
Oshkosh Corp.	106,080	9,185,467
Timken Co. (The)	96,010	8,787,795

		23,545,866

MARINE TRANSPORTATION–0.8%
Star Bulk Carriers Corp.	308,340	5,457,618

PASSENGER AIRLINES–1.3%
Alaska Air Group, Inc.(b)	168,630	8,967,743

PROFESSIONAL SERVICES–2.8%
Genpact Ltd.	180,181	6,769,400
Korn Ferry	91,020	4,509,131
Robert Half International, Inc.	99,805	7,507,332

		18,785,863

TRADING COMPANIES & DISTRIBUTORS–1.6%
Herc Holdings, Inc.	79,930	10,938,421

		173,106,234

FINANCIALS–20.1%
BANKS–10.5%
BankUnited, Inc.	152,861	3,294,155
Company	Shares	U.S. $ Value

Comerica, Inc.	200,713	$8,502,203
First BanCorp./Puerto Rico	678,544	8,291,808
First Citizens BancShares, Inc./NC–Class A	8,580	11,012,001
First Hawaiian, Inc.	433,638	7,809,820
Synovus Financial Corp.	183,872	5,562,128
Texas Capital Bancshares, Inc.(b)	141,452	7,284,778
Webster Financial Corp.	160,029	6,041,095
Wintrust Financial Corp.	115,270	8,370,907
Zions Bancorp NA(a)	205,418	5,517,527

		71,686,422

CAPITAL MARKETS–3.5%
Cboe Global Markets, Inc.	61,770	8,524,878
Moelis & Co.–Class A(a)	141,937	6,435,423
Stifel Financial Corp.	149,587	8,925,856

		23,886,157

INSURANCE–6.1%
American Financial Group, Inc./OH	61,860	7,345,875
Everest Re Group Ltd.	29,457	10,070,170
Hanover Insurance Group, Inc. (The)	57,790	6,532,004
Kemper Corp.	116,460	5,620,360
Reinsurance Group of America, Inc.	42,847	5,942,450
Selective Insurance Group, Inc.	59,395	5,698,950

		41,209,809

		136,782,388

CONSUMER DISCRETIONARY–15.1%
AUTOMOBILE COMPONENTS–1.6%
Dana, Inc.	300,675	5,111,475
Goodyear Tire & Rubber Co. (The)(b)	439,420	6,011,265

		11,122,740

DIVERSIFIED CONSUMER SERVICES–1.1%
ADT, Inc.	1,230,393	7,419,270

HOTELS, RESTAURANTS & LEISURE–3.1%
Dine Brands Global, Inc.(a)	109,780	6,370,533
Hilton Grand Vacations, Inc.(b)	211,710	9,620,103
Papa John’s International, Inc.(a)	73,482	5,425,176

		21,415,812

HOUSEHOLD DURABLES–2.6%
PulteGroup, Inc.	136,910	10,635,169
Taylor Morrison Home Corp.(b)	140,859	6,869,693

		17,504,862

3

DISCOVERY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

SPECIALTY RETAIL–2.8%
Bath & Body Works, Inc.	192,210	$7,207,875
Sally Beauty Holdings, Inc.(b)	442,040	5,459,194
Williams-Sonoma, Inc.(a)	51,469	6,440,831

		19,107,900

TEXTILES, APPAREL & LUXURY GOODS–3.9%
PVH Corp.	113,170	9,616,055
Ralph Lauren Corp.	73,190	9,024,327
Tapestry, Inc.	180,990	7,746,372

		26,386,754

		102,957,338

INFORMATION TECHNOLOGY–10.9%
COMMUNICATIONS EQUIPMENT–1.1%
Lumentum Holdings, Inc.(a)(b)	132,870	7,537,715

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–2.6%
Avnet, Inc.	186,010	9,384,205
Belden, Inc.	85,314	8,160,284

		17,544,489

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–4.3%
Amkor Technology, Inc.	252,468	7,510,923
FormFactor, Inc.(b)	239,050	8,180,291
Kulicke & Soffa Industries, Inc.	116,158	6,905,593
Synaptics, Inc.(b)	76,067	6,494,601

		29,091,408

SOFTWARE–2.9%
ACI Worldwide, Inc.(b)	249,840	5,788,793
CommVault Systems, Inc.(b)	110,676	8,037,291
Gen Digital, Inc.	342,870	6,360,238

		20,186,322

		74,359,934

REAL ESTATE–6.4%
DIVERSIFIED REITS–0.8%
Broadstone Net Lease, Inc.–Class A	337,471	5,210,552

HEALTH CARE REITs–1.1%
Physicians Realty Trust	522,491	7,309,649

INDUSTRIAL REITs–2.1%
First Industrial Realty Trust, Inc.	86,201	4,537,621
STAG Industrial, Inc.	274,898	9,863,340

		14,400,961

RESIDENTIAL REITs–1.1%
Apartment Income REIT Corp.	216,992	7,831,242

Company	Shares	U.S. $ Value

SPECIALIZED REITs–1.3%
CubeSmart	195,432	$8,727,993

		43,480,397

HEALTH CARE–6.0%
HEALTH CARE EQUIPMENT & SUPPLIES–3.6%
Avantor, Inc.(b)	343,730	7,060,214
Envista Holdings Corp.(b)	288,770	9,771,977
Integra LifeSciences Holdings Corp.(b)	189,200	7,781,796

		24,613,987

HEALTH CARE PROVIDERS & SERVICES–2.4%
Acadia Healthcare Co., Inc.(b)	111,380	8,870,303
Pediatrix Medical Group, Inc.(b)	507,880	7,216,975

		16,087,278

		40,701,265

ENERGY–4.9%
ENERGY EQUIPMENT & SERVICES–1.3%
ChampionX Corp.	271,960	8,441,638

OIL, GAS & CONSUMABLE FUELS–3.6%
Cameco Corp.	337,040	10,559,463
HF Sinclair Corp.	127,785	5,700,489
Magnolia Oil & Gas Corp.–Class A	394,862	8,252,616

		24,512,568

		32,954,206

MATERIALS–4.1%
CHEMICALS–1.0%
Huntsman Corp.	258,370	6,981,158

CONTAINERS & PACKAGING–1.7%
Berry Global Group, Inc.	179,150	11,526,511

METALS & MINING–1.4%
ATI, Inc.(b)	212,771	9,410,861

		27,918,530

UTILITIES–2.8%
ELECTRIC UTILITIES–2.8%
IDACORP, Inc.	100,314	10,292,217
Portland General Electric Co.	190,770	8,933,759

		19,225,976

CONSUMER STAPLES–2.1%
FOOD PRODUCTS–2.1%
Hain Celestial Group, Inc. (The)(b)	463,014	5,792,305
Nomad Foods Ltd.(b)	487,262	8,536,830

		14,329,135

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMUNICATION SERVICES–1.3%
MEDIA–1.3%
Criteo SA (Sponsored ADR)(b)	262,829	$8,867,850

Total Common Stocks (cost $613,214,197)		674,683,253

SHORT-TERM INVESTMENTS–0.5%
INVESTMENT COMPANIES–0.5%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.02%(c)(d)(e) (cost $3,272,903)	3,272,903	3,272,903

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–99.6% (cost $616,487,100)		677,956,156

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.8%
INVESTMENT COMPANIES–0.8%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.02%(c)(d)(e) (cost $5,694,164)	5,694,164	$5,694,164

TOTAL INVESTMENTS–100.4% (cost $622,181,264)		683,650,320
Other assets less liabilities–(0.4)%		(2,616,820)

NET ASSETS–100.0%		$681,033,500

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See notes to financial statements.

5

DISCOVERY VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2023 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $613,214,197)	$674,683,253	(a)
Affiliated issuers (cost $8,967,067—including investment of cash collateral for securities loaned of $5,694,164)	8,967,067
Cash	58
Receivable for investment securities sold	3,466,158
Unaffiliated dividends receivable	781,969
Receivable for capital stock sold	118,843
Affiliated dividends receivable	27,581

Total assets	688,044,929

LIABILITIES
Payable for collateral received on securities loaned	5,694,164
Advisory fee payable	436,797
Payable for capital stock redeemed	326,877
Payable for investment securities purchased	251,815
Distribution fee payable	95,283
Administrative fee payable	21,835
Directors’ fees payable	428
Transfer Agent fee payable	150
Accrued expenses	184,080

Total liabilities	7,011,429

NET ASSETS	$681,033,500

COMPOSITION OF NET ASSETS
Capital stock, at par	$38,714
Additional paid-in capital	545,798,395
Distributable earnings	135,196,391

NET ASSETS	$681,033,500

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$237,127,541	13,344,970	$17.77

B	$443,905,959	25,368,555	$17.50

(a)	Includes securities on loan with a value of $32,361,633 (see Note E).

See notes to financial statements.

6

DISCOVERY VALUE PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2023 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $19,107)	$4,958,009
Affiliated issuers	120,253
Interest	81
Securities lending income	35,529

5,113,872

EXPENSES
Advisory fee (see Note B)	2,526,050
Distribution fee—Class B	548,668
Transfer agency—Class A	1,140
Transfer agency—Class B	2,134
Administrative	47,445
Custody and accounting	47,029
Legal	31,374
Audit and tax	23,441
Printing	19,154
Directors’ fees	13,215
Miscellaneous	13,594

Total expenses	3,273,244
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(2,714)

Net expenses	3,270,530

Net investment income	1,843,342

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	11,858,711
Foreign currency transactions	(652)
Net change in unrealized appreciation (depreciation) of investments	30,580,479

Net gain on investment and foreign currency transactions	42,438,538

NET INCREASE IN NET ASSETS FROM OPERATIONS	$44,281,880

See notes to financial statements.

7

DISCOVERY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,843,342		$5,968,602
Net realized gain on investment transactions	11,858,059		56,176,032
Net change in unrealized appreciation (depreciation) of investments	30,580,479		(192,080,807)

Net increase (decrease) in net assets from operations	44,281,880		(129,936,173)
Distributions to Shareholders
Class A	–0	–	(39,063,484)
Class B	–0	–	(74,247,640)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(22,920,244)		52,787,833

Total increase (decrease)	21,361,636		(190,459,464)
NET ASSETS
Beginning of period	659,671,864		850,131,328

End of period	$681,033,500		$659,671,864

See notes to financial statements.

8

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Discovery Value Portfolio (the “Portfolio”) (formerly known as AB Small/Mid Cap Value Portfolio) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers 10 separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

9

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$674,683,253		$–0	–	$–0	–	$674,683,253
Short-Term Investments	3,272,903		–0	–	–0	–	3,272,903
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,694,164		–0	–	–0	–	5,694,164

Total Investments in Securities	683,650,320		–0	–	–0	–	683,650,320
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total	$683,650,320		$–0	–	$–0	–	$683,650,320

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

10

AB Variable Products Series Fund

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.20% and 1.45% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2023, there were no expenses waived by the Adviser.

11

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2023, the reimbursement for such services amounted to $47,445.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $900 for the six months ended June 30, 2023.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2023, such waiver amounted to $2,474.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2023 is as follows:

Portfolio	Market Value 12/31/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,206	$66,292	$67,225	$3,273	$120
Government Money Market Portfolio*	207	31,415	25,928	5,694	11

Total				$8,967	$131

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2023 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$151,488,165		$173,519,603
U.S. government securities	–0	–	–0	–

12

AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$115,311,073
Gross unrealized depreciation	(53,842,017)

Net unrealized appreciation	$61,469,056

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2023.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

13

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2023 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$32,361,633	$5,694,164	$27,673,260	$24,179	$11,350	$240

*	As of June 30, 2023.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
Class A
Shares sold	711,293		914,008	$12,090,087		$18,069,372
Shares issued in reinvestment of dividends and distributions	–0	–	2,264,550	–0	–	39,063,484
Shares redeemed	(1,116,216)		(1,637,209)	(18,707,826)		(32,043,197)

Net increase (decrease)	(404,923)		1,541,349	$(6,617,739)		$25,089,659

Class B
Shares sold	993,816		1,801,924	$16,614,942		$35,459,120
Shares issued on reinvestment of dividends and distributions	–0	–	4,359,814	–0	–	74,247,640
Shares redeemed	(1,924,460)		(4,193,215)	(32,917,447)		(82,008,586)

Net increase (decrease)	(930,644)		1,968,523	$(16,302,505)		$27,698,174

At June 30, 2023, certain shareholders of the Portfolio owned 72% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counter-

14

AB Variable Products Series Fund

party (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

LIBOR Transition and Associated Risk—The Portfolio may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. As announced by the FCA and LIBOR’s administrator, ICE Benchmark Administration, most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) have not been published since the end of 2021, but the most widely used U.S. Dollar LIBOR settings are expected to continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the law by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolio’s performance and/or NAV. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2023.

15

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2023 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2022 and December 31, 2021 were as follows:

	2022	2021
Distributions paid from:
Ordinary income	$53,540,355	$5,227,027
Net long-term capital gains	59,770,769	–0	–

Total taxable distributions paid	$113,311,124	$5,227,027

As of December 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$10,056,569
Undistributed capital gains	52,655,176
Unrealized appreciation (depreciation)	28,202,767	(a)

Total accumulated earnings (deficit)	$90,914,512

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2022, the Portfolio did not have any capital loss carryforwards.

NOTE J: Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

16

DISCOVERY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31,
2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.62	$23.46	$17.39	$17.91	$16.93	$21.68

Income From Investment Operations
Net investment income(a)(b)	.06	.19	.21	.17	.16	.13
Net realized and unrealized gain (loss) on investment transactions	1.09	(3.74)	6.03	.20	3.04	(3.04)

Net increase (decrease) in net asset value from operations	1.15	(3.55)	6.24	.37	3.20	(2.91)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.22)	(.17)	(.16)	(.11)	(.11)
Distributions from net realized gain on investment transactions	–0	–	(3.07)	–0	–	(.73)	(2.11)	(1.73)

Total dividends and distributions	–0	–	(3.29)	(.17)	(.89)	(2.22)	(1.84)

Net asset value, end of period	$17.77	$16.62	$23.46	$17.39	$17.91	$16.93

Total Return
Total investment return based on net asset value(c)*	6.92%	(15.63)%	35.95%	3.37%	20.10%	(15.03)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$237,128	$228,586	$286,390	$222,441	$211,046	$188,052
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.81	%^	.80%	.80%	.83%	.82%	.81%
Expenses, before waivers/reimbursements	.81	%^	.80%	.80%	.83%	.83%	.81%
Net investment income(b)	.71	%^	1.00%	.98%	1.17%	.90%	.61%
Portfolio turnover rate	23%	42%	54%	58%	33%	39%

See footnote summary on page 18.

17

DISCOVERY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31,
2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.39	$23.17	$17.19	$17.72	$16.75	$21.48

Income From Investment Operations
Net investment income(a)(b)	.04	.14	.16	.13	.12	.07
Net realized and unrealized gain (loss) on investment transactions	1.07	(3.68)	5.95	.18	3.02	(3.02)

Net increase (decrease) in net asset value from operations	1.11	(3.54)	6.11	.31	3.14	(2.95)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.17)	(.13)	(.11)	(.06)	(.05)
Distributions from net realized gain on investment transactions	–0	–	(3.07)	–0	–	(.73)	(2.11)	(1.73)

Total dividends and distributions	–0	–	(3.24)	(.13)	(.84)	(2.17)	(1.78)

Net asset value, end of period	$17.50	$16.39	$23.17	$17.19	$17.72	$16.75

Total Return
Total investment return based on net asset value(c)*	6.77%	(15.82)%	35.60%	3.05%	19.90%	(15.29)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$443,906	$431,086	$563,741	$432,719	$423,246	$374,941
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.06	%^	1.05%	1.05%	1.08%	1.07%	1.06%
Expenses, before waivers/reimbursements	1.06	%^	1.05%	1.05%	1.08%	1.08%	1.06%
Net investment income(b)	.46	%^	.74%	.73%	.91%	.65%	.36%
Portfolio turnover rate.	23%	42%	54%	58%	33%	39%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the year ended December 31, 2018 by .07%.

^	Annualized.

See notes to financial statements.

18

DISCOVERY VALUE PORTFOLIO	AB Variable Products Series Fund

OPERATION AND EFFECTIVENESS OF THE PORTFOLIO’S LIQUIDITY RISK MANAGEMENT PROGRAM:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolio to designate an Administrator of the Portfolio’s Liquidity Risk Management Program. The Administrator of the Portfolio’s LRMP is AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolio’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolio’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolio will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolio classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolio’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolio participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolio’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolio’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Portfolio or its ability to timely meet redemptions during the Program Reporting Period.

19

DISCOVERY VALUE PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Discovery Value Portfolio (formerly AB Small/Mid Cap Value Portfolio) (the “Fund”) at a meeting held in person on May 2-4, 2023 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

20

AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the

21

DISCOVERY VALUE PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was equal to a median. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

22

VPS-DV-0152-0623

JUN    06.30.23

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO

EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,092.20	$2.44	0.47%	$2.59	0.50%
Hypothetical**	$1,000	$1,022.46	$2.36	0.47%	$2.51	0.50%

Class B
Actual	$1,000	$1,090.20	$3.94	0.76%	$4.09	0.79%
Hypothetical**	$1,000	$1,021.03	$3.81	0.76%	$3.96	0.79%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	In connection with the Portfolio’s investments in affiliated/unaffiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees and expenses from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain affiliated/unaffiliated underlying portfolios acquired fund fees and expenses. The Portfolio’s total expenses are equal to the classes’ annualized expense ratio plus the Portfolio’s pro-rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
SECURITY TYPE BREAKDOWN[1]

June 30, 2023 (unaudited)	AB Variable Products Series Fund

SECURITY TYPE	U.S.$ VALUE	PERCENT OF TOTAL INVESTMENTS
Common Stocks	$566,237,542	72.5%
Purchased Options—Puts	508,836	0.1
Short-Term Investments	213,952,918	27.4

Total Investments	$780,699,296	100.0%

COUNTRY BREAKDOWN2

June 30, 2023 (unaudited)

COUNTRY	U.S.$ VALUE	PERCENT OF TOTAL INVESTMENTS
United States	$411,426,610	52.7%
Japan	37,128,552	4.8
United Kingdom	21,540,591	2.8
France	19,197,172	2.4
Germany	14,166,394	1.8
Australia	12,978,478	1.7
Switzerland	10,120,178	1.3
Netherlands	7,215,615	0.9
Denmark	5,060,347	0.6
Sweden	4,933,782	0.6
Spain	4,192,464	0.5
Hong Kong	3,825,051	0.5
Italy	3,599,864	0.5
Other	11,361,280	1.5
Short-Term Investments	213,952,918	27.4

Total Investments	$780,699,296	100.0%

1	The Portfolio’s security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivatives transactions, which may be used for hedging or investment purpose (see “Portfolio of Investments” section of the report for additional details).

2	The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivatives transactions, which may be used for hedging or investment purpose (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following: Austria, Belgium, Brazil, Chile, China, Finland, Ireland, Israel, Jordan, Luxembourg, Macau, New Zealand, Norway, Portugal, Singapore, South Africa and South Korea.

2

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2023 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–69.9%

INFORMATION TECHNOLOGY–15.7%
COMMUNICATIONS EQUIPMENT–0.5%
Arista Networks, Inc.(a)	2,696	$436,914
Cisco Systems, Inc.	44,227	2,288,305
F5, Inc.(a)	653	95,508
Juniper Networks, Inc.	3,473	108,809
Motorola Solutions, Inc.	1,811	531,130
Nokia Oyj	55,560	232,788
Telefonaktiebolaget LM Ericsson–Class B	30,232	164,260

		3,857,714

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.6%
Amphenol Corp.–Class A	6,428	546,059
Azbil Corp.	1,243	39,341
CDW Corp./DE	1,455	266,992
Corning, Inc.	8,262	289,500
Halma PLC	4,008	116,013
Hamamatsu Photonics KK	1,510	74,131
Hexagon AB–Class B	21,950	269,992
Hirose Electric Co., Ltd.	326	43,402
Ibiden Co., Ltd.	1,205	68,561
Keyence Corp.	2,058	977,872
Keysight Technologies, Inc.(a)	1,924	322,174
Kyocera Corp.	3,417	185,755
Murata Manufacturing Co., Ltd.	6,138	352,572
Omron Corp.	1,854	113,839
Shimadzu Corp.	2,567	79,342
TDK Corp.	4,191	163,469
TE Connectivity Ltd.	3,403	476,964
Teledyne Technologies, Inc.(a)	508	208,844
Trimble, Inc.(a)	2,675	141,615
Venture Corp., Ltd.	2,790	30,461
Yaskawa Electric Corp.(b)	2,574	118,669
Yokogawa Electric Corp.	2,300	42,576
Zebra Technologies Corp.–Class A(a)	555	164,186

		5,092,329

IT SERVICES–0.7%
Accenture PLC–Class A	6,819	2,104,207
Akamai Technologies, Inc.(a)	1,643	147,656
Bechtle AG	933	37,052
Capgemini SE	1,767	334,568

Company	Shares	U.S. $ Value

Cognizant Technology Solutions Corp.–Class A	5,480	$357,734
DXC Technology Co.(a)	2,459	65,705
EPAM Systems, Inc.(a)	625	140,469
Fujitsu Ltd.	1,861	240,967
Gartner, Inc.(a)	854	299,165
International Business Machines Corp.	9,805	1,312,007
Itochu Techno-Solutions Corp.	967	24,504
NEC Corp.	2,617	126,957
Nomura Research Institute Ltd.	4,139	114,350
NTT Data Corp.	6,709	94,066
Obic Co., Ltd.(b)	736	118,134
Otsuka Corp.	1,284	50,014
SCSK Corp.	1,574	24,770
TIS, Inc.	2,330	58,379
VeriSign, Inc.(a)	978	220,999
Wix.com Ltd.(a)	571	44,675

		5,916,378

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–4.4%
Advanced Micro Devices, Inc.(a)	17,389	1,980,781
Advantest Corp.	2,026	272,870
Analog Devices, Inc.	5,462	1,064,052
Applied Materials, Inc.	9,126	1,319,072
ASM International NV(b)	502	213,151
ASML Holding NV	4,263	3,092,076
Broadcom, Inc.	4,502	3,905,170
Disco Corp.	974	154,424
Enphase Energy, Inc.(a)	1,480	247,870
First Solar, Inc.(a)	1,073	203,967
Infineon Technologies AG	13,807	568,603
Intel Corp.	45,039	1,506,104
KLA Corp.	1,481	718,315
Lam Research Corp.	1,451	932,790
Lasertec Corp.(b)	797	120,440
Microchip Technology, Inc.	5,915	529,925
Micron Technology, Inc.	11,817	745,771
Monolithic Power Systems, Inc.	486	262,552
NVIDIA Corp.	26,705	11,296,749
NXP Semiconductors NV	2,805	574,127
ON Semiconductor Corp.(a)	4,663	441,027
Qorvo, Inc.(a)	1,079	110,090
QUALCOMM, Inc.	12,029	1,431,932
Renesas Electronics Corp.(a)	13,459	254,002
Rohm Co., Ltd.	951	90,083

3

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Skyworks Solutions, Inc.	1,719	$190,276
SolarEdge Technologies, Inc.(a)	608	163,582
STMicroelectronics NV	7,259	362,031
SUMCO Corp.(b)	3,702	52,521
Teradyne, Inc.	1,674	186,366
Texas Instruments, Inc.	9,801	1,764,376
Tokyo Electron Ltd.	4,738	682,407
Tower Semiconductor Ltd.(a)	1,221	45,103

		35,482,605

SOFTWARE–5.5%
Adobe, Inc.(a)	4,953	2,421,967
ANSYS, Inc.(a)	936	309,133
Autodesk, Inc.(a)	2,312	473,058
Cadence Design Systems, Inc.(a)	2,944	690,427
Check Point Software Technologies Ltd.(a)	1,022	128,384
CyberArk Software Ltd.(a)	434	67,847
Dassault Systemes SE	7,073	313,411
Fair Isaac Corp.(a)	270	218,487
Fortinet, Inc.(a)	7,037	531,927
Gen Digital, Inc.	6,142	113,934
Intuit, Inc.	3,029	1,387,858
Microsoft Corp.	80,289	27,341,616
Monday.com Ltd.(a)	202	34,586
Nemetschek SE	648	48,378
Nice Ltd.(a)	687	141,396
Oracle Corp.	16,617	1,978,919
Oracle Corp. Japan(b)	456	33,914
Palo Alto Networks, Inc.(a)	3,268	835,007
PTC, Inc.(a)	1,150	163,645
Roper Technologies, Inc.	1,151	553,401
Sage Group PLC (The)	10,307	121,075
Salesforce, Inc.(a)	10,572	2,233,441
SAP SE	11,041	1,508,283
ServiceNow, Inc.(a)	2,200	1,236,334
Synopsys, Inc.(a)	1,645	716,249
Temenos AG (REG)	677	53,907
Trend Micro, Inc./Japan	1,437	69,560
Tyler Technologies, Inc.(a)	453	188,661
WiseTech Global Ltd.	1,755	94,135
Xero Ltd.(a)	1,518	121,622

		44,130,562

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–4.0%
Apple, Inc.	159,648	30,966,923
Brother Industries Ltd.	2,377	34,791
Canon, Inc.(b)	10,505	276,141
FUJIFILM Holdings Corp.	3,946	235,115

Company	Shares	U.S. $ Value

Hewlett Packard Enterprise Co.	13,993	$235,082
HP, Inc.	9,361	287,476
Logitech International SA (REG)	1,739	103,793
NetApp, Inc.	2,310	176,484
Ricoh Co., Ltd.	5,799	49,418
Seagate Technology Holdings PLC	2,080	128,690
Seiko Epson Corp.	2,818	43,995
Western Digital Corp.(a)	3,455	131,048

		32,668,956

		127,148,544

FINANCIALS–9.9%
BANKS–3.4%
ABN AMRO Bank NV(c)	4,207	65,390
AIB Group PLC	14,132	59,476
ANZ Group Holdings Ltd.	31,754	502,659
Banco Bilbao Vizcaya Argentaria SA	63,278	486,146
Banco Santander SA	173,445	642,117
Bank Hapoalim BM	12,904	106,414
Bank Leumi Le-Israel BM	15,840	118,699
Bank of America Corp.	74,865	2,147,877
Bank of Ireland Group PLC	11,086	105,843
Banque Cantonale Vaudoise (REG)(b)	363	38,342
Barclays PLC	164,047	320,480
BNP Paribas SA	11,766	742,505
BOC Hong Kong Holdings Ltd.	39,083	119,724
CaixaBank SA	43,625	180,708
Chiba Bank Ltd. (The)	5,340	32,383
Citigroup, Inc.	21,021	967,807
Citizens Financial Group, Inc.	5,226	136,294
Comerica, Inc.	1,422	60,236
Commerzbank AG	10,819	119,938
Commonwealth Bank of Australia(b)	17,859	1,195,602
Concordia Financial Group Ltd.	10,968	42,883
Credit Agricole SA	12,536	148,851
Danske Bank A/S(a)	7,184	174,976
DBS Group Holdings Ltd.	19,178	447,859
DNB Bank ASA	9,637	180,219
Erste Group Bank AG	3,629	127,298
Fifth Third Bancorp	7,350	192,643
FinecoBank Banca Fineco SpA	6,144	82,702
Hang Seng Bank Ltd.	8,009	114,173
HSBC Holdings PLC	211,230	1,672,484

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Huntington Bancshares, Inc./OH	15,588	$168,039
ING Groep NV	38,268	515,914
Intesa Sanpaolo SpA	170,649	447,399
Israel Discount Bank Ltd.–Class A	12,463	62,263
Japan Post Bank Co., Ltd.	15,605	121,691
JPMorgan Chase & Co.	31,555	4,589,359
KBC Group NV	2,670	186,368
KeyCorp	10,099	93,315
Lloyds Banking Group PLC	698,140	387,013
M&T Bank Corp.	1,791	221,654
Mediobanca Banca di Credito Finanziario SpA	5,771	69,093
Mitsubishi UFJ Financial Group, Inc.	120,729	889,902
Mizrahi Tefahot Bank Ltd.	1,725	57,684
Mizuho Financial Group, Inc.	25,504	389,841
National Australia Bank Ltd.	33,083	581,859
NatWest Group PLC	60,628	185,309
Nordea Bank Abp (Stockholm)	34,219	372,737
Oversea-Chinese Banking Corp., Ltd.	35,443	322,425
PNC Financial Services Group, Inc. (The)	4,310	542,844
Regions Financial Corp.	10,132	180,552
Resona Holdings, Inc.	22,172	106,159
Shizuoka Financial Group, Inc.	4,497	32,489
Skandinaviska Enskilda Banken AB–Class A	16,831	186,155
Societe Generale SA	7,691	200,014
Standard Chartered PLC	25,196	219,207
Sumitomo Mitsui Financial Group, Inc.	13,849	593,560
Sumitomo Mitsui Trust Holdings, Inc.	3,559	126,258
Svenska Handelsbanken AB–Class A	15,192	127,191
Swedbank AB–Class A	8,976	151,480
Truist Financial Corp.	14,382	436,494
UniCredit SpA	19,493	453,282
United Overseas Bank Ltd.	13,375	277,548
US Bancorp	15,063	497,682
Wells Fargo & Co.	40,517	1,729,266
Westpac Banking Corp.	37,102	528,281
Zions Bancorp NA	1,599	42,949

		27,426,004

Company	Shares	U.S. $ Value

CAPITAL MARKETS–1.8%
3i Group PLC	10,347	$256,471
Abrdn PLC	19,986	55,501
Ameriprise Financial, Inc.	1,125	373,680
Amundi SA(c)	691	40,823
ASX Ltd.(b)	2,054	86,438
Bank of New York Mellon Corp. (The)	7,754	345,208
BlackRock, Inc.	1,617	1,117,573
Cboe Global Markets, Inc.	1,140	157,331
Charles Schwab Corp. (The)	16,047	909,544
CME Group, Inc.	3,884	719,666
Daiwa Securities Group, Inc.	13,519	69,664
Deutsche Bank AG (REG)	20,492	215,428
Deutsche Boerse AG	2,031	374,952
EQT AB(b)	3,703	71,289
Euronext NV(c)	936	63,662
FactSet Research Systems, Inc.	414	165,869
Franklin Resources, Inc.	3,083	82,347
Futu Holdings Ltd. (ADR)(a)(b)	656	26,069
Goldman Sachs Group, Inc. (The)	3,590	1,157,919
Hargreaves Lansdown PLC	3,584	37,153
Hong Kong Exchanges & Clearing Ltd.	12,730	482,327
Intercontinental Exchange, Inc.	6,045	683,569
Invesco Ltd.	4,947	83,159
Japan Exchange Group, Inc.(b)	5,165	90,380
Julius Baer Group Ltd.	2,286	144,264
London Stock Exchange Group PLC	4,246	451,916
Macquarie Group Ltd.	3,885	462,268
MarketAxess Holdings, Inc.	407	106,398
Moody’s Corp.	1,704	592,515
Morgan Stanley	14,066	1,201,236
MSCI, Inc.	865	405,936
Nasdaq, Inc.	3,657	182,301
Nomura Holdings, Inc.	29,578	112,767
Northern Trust Corp.	2,250	166,815
Partners Group Holding AG	245	230,996
Raymond James Financial, Inc.	2,059	213,662
S&P Global, Inc.	3,542	1,419,952
SBI Holdings, Inc.	2,467	47,578
Schroders PLC	8,348	46,445

5

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Singapore Exchange Ltd.	8,880	$63,236
St. James’s Place PLC	5,807	80,308
State Street Corp.	3,609	264,107
T. Rowe Price Group, Inc.	2,425	271,649
UBS Group AG (REG)(a)	33,538	679,770

		14,810,141

CONSUMER FINANCE–0.3%
American Express Co.	6,420	1,118,364
Capital One Financial Corp.	4,123	450,932
Discover Financial Services	2,742	320,403
Synchrony Financial	4,628	156,982

		2,046,681

FINANCIAL SERVICES–2.3%
Adyen NV(a)(b)(c)	233	403,479
Berkshire Hathaway, Inc.–Class B(a)	19,256	6,566,296
Edenred	2,691	180,255
Eurazeo SE	464	32,668
EXOR NV	1,169	104,362
Fidelity National Information Services, Inc.	6,397	349,916
Fiserv, Inc.(a)	6,666	840,916
FleetCor Technologies, Inc.(a)	797	200,111
Global Payments, Inc.	2,829	278,713
GMO Payment Gateway, Inc.	481	37,729
Groupe Bruxelles Lambert NV	1,090	85,929
Industrivarden AB–Class A	1,313	36,415
Industrivarden AB–Class C(b)	1,637	45,172
Investor AB–Class A	4,614	92,341
Investor AB–Class B	18,300	366,093
Jack Henry & Associates, Inc.	787	131,689
Kinnevik AB–Class B(a)(b)	2,439	33,833
L E Lundbergforetagen AB–Class B	871	37,091
M&G PLC	22,056	53,677
Mastercard, Inc.–Class A	9,035	3,553,465
Mitsubishi HC Capital, Inc.	9,305	55,248
Nexi SpA(a)(b)(c)	6,113	47,961
ORIX Corp.	12,381	225,782
PayPal Holdings, Inc.(a)	12,048	803,963
Sofina SA(b)	177	36,696
Visa, Inc.–Class A	17,474	4,149,725

Company	Shares	U.S. $ Value

Wendel SE	317	$32,558
Wise PLC–Class A(a)	6,500	54,331
Worldline SA/France(a)(c)	2,518	92,209

		18,928,623

INSURANCE–2.1%
Admiral Group PLC	2,244	59,429
Aegon NV(b)	16,934	85,964
Aflac, Inc.	5,937	414,403
Ageas SA/NV	1,677	67,984
AIA Group Ltd.	123,105	1,250,316
Allianz SE (REG)	4,265	993,420
Allstate Corp. (The)	2,838	309,456
American International Group, Inc.	7,815	449,675
Aon PLC–Class A	2,205	761,166
Arch Capital Group Ltd.(a)	4,021	300,972
Arthur J Gallagher & Co.	2,313	507,865
Assicurazioni Generali SpA	10,716	217,920
Assurant, Inc.	574	72,163
Aviva PLC	29,197	146,897
AXA SA	19,396	573,178
Baloise Holding AG (REG)	490	72,075
Brown & Brown, Inc.	2,542	174,991
Chubb Ltd.	4,472	861,128
Cincinnati Financial Corp.	1,698	165,249
Dai-ichi Life Holdings, Inc.	9,921	188,696
Everest Re Group Ltd.	463	158,281
Gjensidige Forsikring ASA	2,015	32,280
Globe Life, Inc.	960	105,235
Hannover Rueck SE	641	136,083
Hartford Financial Services Group, Inc. (The)	3,350	241,267
Helvetia Holding AG (REG)	393	53,265
Insurance Australia Group Ltd.	24,836	94,448
Japan Post Holdings Co., Ltd.	23,203	166,766
Japan Post Insurance Co., Ltd.	2,013	30,253
Legal & General Group PLC	61,865	179,118
Lincoln National Corp.	1,666	42,916
Loews Corp.	2,043	121,313
Marsh & McLennan Cos., Inc.	5,342	1,004,723
Medibank Pvt Ltd.	27,747	65,177
MetLife, Inc.	6,946	392,657
MS&AD Insurance Group Holdings, Inc.	4,612	163,322

6

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,481	$555,986
NN Group NV	2,651	98,134
Phoenix Group Holdings PLC	7,768	52,558
Poste Italiane SpA(b)(c)	5,263	57,014
Principal Financial Group, Inc.	2,438	184,898
Progressive Corp. (The)	6,321	836,711
Prudential Financial, Inc.	3,941	347,675
Prudential PLC	29,109	411,118
QBE Insurance Group Ltd.	15,464	161,457
Sampo Oyj–Class A	4,862	218,364
Sompo Holdings, Inc.	3,390	152,107
Suncorp Group Ltd.	13,390	120,312
Swiss Life Holding AG (REG)	326	190,934
Swiss Re AG	3,206	323,046
T&D Holdings, Inc.(b)	4,974	72,948
Talanx AG(a)	670	38,465
Tokio Marine Holdings, Inc.	19,055	439,286
Travelers Cos., Inc. (The)	2,494	433,108
Tryg A/S	3,843	83,224
Willis Towers Watson PLC	1,149	270,590
WR Berkley Corp.	2,168	129,126
Zurich Insurance Group AG	1,592	757,296

		16,594,408

		79,805,857

HEALTH CARE–9.3%
BIOTECHNOLOGY–1.1%
AbbVie, Inc.	19,051	2,566,741
Amgen, Inc.	5,770	1,281,055
Argenx SE(a)	591	229,197
Biogen, Inc.(a)	1,563	445,221
CSL Ltd.	5,100	944,412
Genmab A/S(a)	703	266,407
Gilead Sciences, Inc.	13,469	1,038,056
Grifols SA(a)(b)	3,005	38,551
Incyte Corp.(a)	1,999	124,438
Moderna, Inc.(a)	3,540	430,110
Regeneron Pharmaceuticals, Inc.(a)	1,165	837,099
Swedish Orphan Biovitrum AB(a)(b)	1,717	33,559
Vertex Pharmaceuticals, Inc.(a)	2,781	978,662

		9,213,508

HEALTH CARE EQUIPMENT & SUPPLIES–1.9%
Abbott Laboratories	18,777	2,047,068

Company	Shares	U.S. $ Value

Alcon, Inc.	5,314	$440,862
Align Technology, Inc.(a)	768	271,595
Asahi Intecc Co., Ltd.(b)	2,189	43,097
Baxter International, Inc.	5,462	248,849
Becton Dickinson & Co.	3,067	809,719
BioMerieux	475	49,874
Boston Scientific Corp.(a)	15,524	839,693
Carl Zeiss Meditec AG	450	48,665
Cochlear Ltd.	695	106,480
Coloplast A/S–Class B	1,275	159,549
Cooper Cos., Inc. (The)	534	204,752
Demant A/S(a)	964	40,803
DENTSPLY SIRONA, Inc.	2,294	91,806
Dexcom, Inc.(a)	4,186	537,943
DiaSorin SpA(b)	292	30,417
Edwards Lifesciences Corp.(a)	6,546	617,484
EssilorLuxottica SA	3,094	583,436
Fisher & Paykel Healthcare Corp., Ltd.	6,105	91,927
GE Healthcare, Inc.(a)	3,928	319,111
Getinge AB–Class B	2,520	44,210
Hologic, Inc.(a)	2,658	215,218
Hoya Corp.	3,805	455,330
IDEXX Laboratories, Inc.(a)	896	449,998
Insulet Corp.(a)	753	217,120
Intuitive Surgical, Inc.(a)	3,784	1,293,901
Koninklijke Philips NV	9,704	210,263
Medtronic PLC	14,366	1,265,645
Olympus Corp.	12,496	197,754
ResMed, Inc.	1,587	346,759
Siemens Healthineers AG(c)	3,007	170,423
Smith & Nephew PLC	9,172	147,975
Sonova Holding AG (REG)	556	148,361
STERIS PLC	1,072	241,179
Straumann Holding AG (REG)	1,185	192,688
Stryker Corp.	3,648	1,112,968
Sysmex Corp.	1,777	121,719
Teleflex, Inc.	507	122,709
Terumo Corp.	7,115	226,610
Zimmer Biomet Holdings, Inc.	2,252	327,891

		15,091,851

HEALTH CARE PROVIDERS & SERVICES–1.5%
AmerisourceBergen Corp.	1,749	336,560
Amplifon SpA(b)	1,382	50,691
Cardinal Health, Inc.	2,749	259,973
Centene Corp.(a)	5,926	399,709

7

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Cigna Group (The)	3,195	$896,517
CVS Health Corp.	13,843	956,967
DaVita, Inc.(a)	597	59,981
EBOS Group Ltd.(b)	1,688	38,140
Elevance Health, Inc.	2,560	1,137,382
Fresenius Medical Care AG & Co. KGaA	2,193	104,806
Fresenius SE & Co. KGaA	4,406	122,208
HCA Healthcare, Inc.	2,228	676,153
Henry Schein, Inc.(a)	1,415	114,756
Humana, Inc.	1,349	603,178
Laboratory Corp. of America Holdings	957	230,953
McKesson Corp.	1,464	625,582
Molina Healthcare, Inc.(a)	630	189,781
Quest Diagnostics, Inc.	1,209	169,937
Ramsay Health Care Ltd.(b)	1,960	73,638
Sonic Healthcare Ltd.	4,801	114,176
UnitedHealth Group, Inc.	10,053	4,831,874
Universal Health Services, Inc.–Class B	680	107,284

		12,100,246

HEALTH CARE TECHNOLOGY–0.0%
M3, Inc.	4,607	100,454

LIFE SCIENCES TOOLS & SERVICES–0.9%
Agilent Technologies, Inc.	3,193	383,958
Bachem Holding AG (REG)(b)	393	34,315
Bio-Rad Laboratories, Inc.–Class A(a)	230	87,198
Bio-Techne Corp.	1,700	138,771
Charles River Laboratories International, Inc.(a)	553	116,268
Danaher Corp.	7,171	1,721,040
Eurofins Scientific SE	1,485	94,369
Illumina, Inc.(a)	1,707	320,045
IQVIA Holdings, Inc.(a)	2,004	450,439
Lonza Group AG (REG)	788	470,997
Mettler-Toledo International, Inc.(a)	238	312,170
QIAGEN NV(a)	2,427	109,094
Revvity, Inc.	1,355	160,960
Sartorius AG	278	96,316
Sartorius Stedim Biotech	294	73,428
Thermo Fisher Scientific, Inc.	4,165	2,173,089
Waters Corp.(a)	637	169,786
West Pharmaceutical Services, Inc.	802	306,741

		7,218,984

Company	Shares	U.S. $ Value

PHARMACEUTICALS–3.9%
Astellas Pharma, Inc.	19,122	$284,774
AstraZeneca PLC	16,387	2,349,145
Bayer AG (REG)	10,423	576,966
Bristol-Myers Squibb Co.	22,685	1,450,706
Catalent, Inc.(a)	1,945	84,335
Chugai Pharmaceutical Co., Ltd.(b)	7,154	203,739
Daiichi Sankyo Co., Ltd.	19,556	621,377
Eisai Co., Ltd.	2,714	183,939
Eli Lilly & Co.	8,508	3,990,082
GSK PLC	43,295	767,298
Hikma Pharmaceuticals PLC	1,710	41,151
Ipsen SA	431	51,882
Johnson & Johnson	28,061	4,644,657
Kyowa Kirin Co., Ltd.(b)	2,720	50,416
Merck & Co., Inc.	27,399	3,161,571
Merck KGaA	1,386	229,424
Nippon Shinyaku Co., Ltd.	605	24,753
Novartis AG (REG)	21,672	2,184,958
Novo Nordisk A/S–Class B	17,503	2,827,429
Ono Pharmaceutical Co., Ltd.	4,103	74,032
Organon & Co.	2,754	57,311
Orion Oyj–Class B	1,167	48,432
Otsuka Holdings Co., Ltd.(b)	4,092	150,101
Pfizer, Inc.	60,958	2,235,939
Recordati Industria Chimica e Farmaceutica SpA	1,163	55,560
Roche Holding AG (BR)	339	111,320
Roche Holding AG (Genusschein)	7,428	2,269,030
Sanofi	12,019	1,293,914
Shionogi & Co., Ltd.	2,770	116,837
Takeda Pharmaceutical Co., Ltd.	16,729	525,668
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	11,113	83,681
UCB SA	1,330	117,916
Viatris, Inc.	12,947	129,211
Zoetis, Inc.	4,990	859,328

		31,856,882

		75,581,925

CONSUMER DISCRETIONARY–7.8%
AUTOMOBILE COMPONENTS–0.2%
Aisin Corp.	1,484	45,827
Aptiv PLC(a)	2,921	298,205
BorgWarner, Inc.	2,531	123,791
Bridgestone Corp.(b)	6,010	246,901

8

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Cie Generale des Etablissements Michelin SCA	7,150	$211,506
Continental AG	1,197	90,434
Denso Corp.	4,622	311,764
Koito Manufacturing Co., Ltd.	2,104	38,181
Sumitomo Electric Industries Ltd.	7,148	87,579
Valeo	2,088	44,870

		1,499,058

AUTOMOBILES–1.8%
Bayerische Motoren Werke AG	3,497	430,156
Bayerische Motoren Werke AG (Preference Shares)	653	74,413
Dr Ing hc F Porsche AG (Preference Shares)(c)	1,214	150,814
Ferrari NV	1,336	436,802
Ford Motor Co.	42,436	642,057
General Motors Co.	15,011	578,824
Honda Motor Co., Ltd.	16,279	493,154
Isuzu Motors Ltd.	5,874	71,259
Mazda Motor Corp.	5,729	55,366
Mercedes-Benz Group AG	9,049	728,366
Nissan Motor Co., Ltd.	23,388	95,987
Porsche Automobil Holding SE (Preference Shares)	1,606	96,793
Renault SA	2,081	87,805
Stellantis NV (Italy)	23,782	418,107
Subaru Corp.	6,506	122,532
Suzuki Motor Corp.	3,856	139,829
Tesla, Inc.(a)	29,091	7,615,151
Toyota Motor Corp.(b)	112,121	1,802,018
Volkswagen AG	326	54,490
Volkswagen AG (Preference Shares)	2,181	293,285
Volvo Car AB–Class B(a)(b)	6,056	24,095
Yamaha Motor Co., Ltd.(b)	3,192	91,764

		14,503,067

BROADLINE RETAIL–1.8%
Amazon.com, Inc.(a)	96,389	12,565,270
Cie Financiere Richemont SA (REG)	5,519	937,501
eBay, Inc.	5,774	258,040
Etsy, Inc.(a)	1,332	112,701
Next PLC	1,291	113,203
Pan Pacific International Holdings Corp.	4,058	72,678
Prosus NV(a)	8,492	621,904
Rakuten Group, Inc.(b)	10,095	35,176

Company	Shares	U.S. $ Value

Wesfarmers Ltd.	12,057	$397,511

		15,113,984

DISTRIBUTORS–0.1%
D’ieteren Group	230	40,707
Genuine Parts Co.	1,517	256,722
LKQ Corp.	2,742	159,776
Pool Corp.	422	158,098

		615,303

DIVERSIFIED CONSUMER SERVICES–0.0%
IDP Education Ltd.(b)	2,648	39,214
Pearson PLC	6,404	67,138

		106,352

HOTELS, RESTAURANTS & LEISURE–1.4%
Accor SA	2,014	74,944
Amadeus IT Group SA(a)	4,784	364,303
Aristocrat Leisure Ltd.	6,278	162,430
Booking Holdings, Inc.(a)	399	1,077,432
Caesars Entertainment, Inc.(a)	2,324	118,454
Carnival Corp.(a)	10,846	204,230
Chipotle Mexican Grill, Inc.(a)	298	637,422
Compass Group PLC	18,435	516,237
Darden Restaurants, Inc.	1,306	218,207
Delivery Hero SE(a)(c)	1,890	83,387
Domino’s Pizza, Inc.	382	128,730
Entain PLC	6,179	99,913
Evolution AB(c)	1,961	248,505
Expedia Group, Inc.(a)	1,540	168,461
Flutter Entertainment PLC(a)	1,866	375,553
Galaxy Entertainment Group Ltd.(a)	22,738	144,857
Genting Singapore Ltd.	60,925	42,481
Hilton Worldwide Holdings, Inc.	2,857	415,836
InterContinental Hotels Group PLC	1,827	126,294
Just Eat Takeaway.com NV(a)(b)(c)	2,209	33,861
La Francaise des Jeux SAEM(c)	1,096	43,137
Las Vegas Sands Corp.(a)	3,549	205,842
Lottery Corp., Ltd. (The)	22,425	76,879
Marriott International, Inc./MD–Class A	2,784	511,393
McDonald’s Corp.	7,884	2,352,664
McDonald’s Holdings Co. Japan Ltd.(b)	929	36,118
MGM Resorts International	3,261	143,223

9

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Norwegian Cruise Line Holdings Ltd.(a)	4,580	$99,707
Oriental Land Co., Ltd./Japan(b)	11,536	449,742
Royal Caribbean Cruises Ltd.(a)	2,375	246,383
Sands China Ltd.(a)	24,462	83,775
Sodexo SA	953	104,942
Starbucks Corp.	12,379	1,226,264
Whitbread PLC	2,170	93,411
Wynn Resorts Ltd.	1,118	118,072
Yum! Brands, Inc.	3,024	418,975

		11,452,064

HOUSEHOLD DURABLES–0.4%
Barratt Developments PLC	10,300	54,134
Berkeley Group Holdings PLC	1,131	56,380
DR Horton, Inc.	3,351	407,783
Garmin Ltd.	1,652	172,287
Iida Group Holdings Co., Ltd.	1,483	25,061
Lennar Corp.–Class A	2,740	343,349
Mohawk Industries, Inc.(a)	571	58,904
Newell Brands, Inc.	4,069	35,400
NVR, Inc.(a)	33	209,571
Open House Group Co., Ltd.	825	29,784
Panasonic Holdings Corp.	22,877	280,516
Persimmon PLC	3,215	41,891
PulteGroup, Inc.	2,410	187,209
SEB SA	278	28,749
Sekisui Chemical Co., Ltd.	3,800	54,899
Sekisui House Ltd.	6,477	130,833
Sharp Corp./Japan(a)(b)	2,157	12,095
Sony Group Corp.	13,333	1,203,572
Taylor Wimpey PLC	36,789	48,061
Whirlpool Corp.	591	87,935

		3,468,413

LEISURE PRODUCTS–0.1%
Bandai Namco Holdings, Inc.	6,240	144,502
Hasbro, Inc.	1,407	91,131
Shimano, Inc.(b)	820	137,274
Yamaha Corp.(b)	1,474	56,780

		429,687

SPECIALTY RETAIL–1.2%
Advance Auto Parts, Inc.	642	45,133
AutoZone, Inc.(a)	199	496,179
Bath & Body Works, Inc.	2,472	92,700

Company	Shares	U.S. $ Value

Best Buy Co., Inc.	2,101	$172,177
CarMax, Inc.(a)	1,708	142,959
Dufry AG (REG)(a)	1,042	47,528
Fast Retailing Co., Ltd.	1,870	479,608
H & M Hennes & Mauritz AB–Class B	6,949	119,504
Home Depot, Inc. (The)	10,935	3,396,848
Industria de Diseno Textil SA	11,528	447,146
JD Sports Fashion PLC	25,984	48,268
Kingfisher PLC	19,545	57,604
Lowe’s Cos., Inc.	6,439	1,453,282
Nitori Holdings Co., Ltd.	863	96,910
O’Reilly Automotive, Inc.(a)	657	627,632
Ross Stores, Inc.	3,694	414,208
TJX Cos., Inc. (The)	12,434	1,054,279
Tractor Supply Co.	1,183	261,561
Ulta Beauty, Inc.(a)	541	254,592
USS Co., Ltd.	2,202	36,456
Zalando SE(a)(c)	2,410	69,502
ZOZO, Inc.	1,255	26,034

		9,840,110

TEXTILES, APPAREL & LUXURY GOODS–0.8%
adidas AG	1,717	333,318
Burberry Group PLC	4,080	110,092
Hermes International	335	728,196
Kering SA	793	437,894
LVMH Moet Hennessy Louis Vuitton SE	2,920	2,753,304
Moncler SpA	2,183	151,037
NIKE, Inc.–Class B	13,304	1,468,362
Pandora A/S	987	88,220
Puma SE	1,150	69,299
Ralph Lauren Corp.	444	54,745
Swatch Group AG (The)	313	91,519
Swatch Group AG (The) (REG)	610	33,547
Tapestry, Inc.	2,503	107,128
VF Corp.	3,567	68,094

		6,494,755

		63,522,793

INDUSTRIALS–7.5%
AEROSPACE & DEFENSE–1.2%
Airbus SE	6,268	906,238
Axon Enterprise, Inc.(a)	758	147,901
BAE Systems PLC	31,989	377,190
Boeing Co. (The)(a)	6,106	1,289,343
Dassault Aviation SA	290	58,102
Elbit Systems Ltd.	293	61,329
General Dynamics Corp.	2,429	522,599
Howmet Aerospace, Inc.	3,972	196,852
Huntington Ingalls Industries, Inc.	431	98,096

10

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Kongsberg Gruppen ASA	909	$41,318
L3Harris Technologies, Inc.	2,046	400,545
Lockheed Martin Corp.	2,434	1,120,565
MTU Aero Engines AG	585	151,731
Northrop Grumman Corp.	1,541	702,388
Raytheon Technologies Corp.	15,777	1,545,515
Rheinmetall AG	472	129,305
Rolls-Royce Holdings PLC(a)	87,807	168,853
Saab AB–Class B	847	45,853
Safran SA	3,645	571,207
Singapore Technologies Engineering Ltd.	15,730	42,922
Textron, Inc.	2,178	147,298
Thales SA	1,112	166,610
TransDigm Group, Inc.	563	503,418

		9,395,178

AIR FREIGHT & LOGISTICS–0.4%
CH Robinson Worldwide, Inc.	1,257	118,598
Deutsche Post AG (REG)	10,641	519,943
DSV A/S	1,979	415,672
Expeditors International of Washington, Inc.	1,650	199,865
FedEx Corp.	2,497	619,006
Nippon Express Holdings, Inc.(b)	767	43,265
SG Holdings Co., Ltd.	3,385	48,285
United Parcel Service, Inc.–Class B	7,826	1,402,811
Yamato Holdings Co., Ltd.	2,936	53,217

		3,420,662

BUILDING PRODUCTS–0.5%
A O Smith Corp.	1,345	97,889
AGC, Inc.(b)	2,219	79,831
ALLEGION PLC	950	114,019
Assa Abloy AB–Class B	10,563	253,902
Carrier Global Corp.	9,015	448,136
Cie de Saint-Gobain	5,185	315,696
Daikin Industries Ltd.(b)	2,790	571,686
Geberit AG (REG)	361	189,194
Johnson Controls International PLC	7,409	504,849
Kingspan Group PLC	1,690	112,493
Lixil Corp.	3,018	38,413
Masco Corp.	2,431	139,491
Nibe Industrier AB–Class B	15,903	151,211
Otis Worldwide Corp.	4,463	397,252
ROCKWOOL A/S–Class B	103	26,637

Company	Shares	U.S. $ Value

TOTO Ltd.	1,426	$43,117
Trane Technologies PLC	2,463	471,073
Xinyi Glass Holdings Ltd.	14,857	23,226

		3,978,115

COMMERCIAL SERVICES & SUPPLIES–0.3%
Brambles Ltd.	14,464	139,080
Cintas Corp.	933	463,776
Copart, Inc.(a)	4,632	422,485
Dai Nippon Printing Co., Ltd.(b)	2,410	68,457
Rentokil Initial PLC	26,643	208,314
Republic Services, Inc.	2,220	340,037
Rollins, Inc.	2,501	107,118
Secom Co., Ltd.	2,267	153,427
Securitas AB–Class B	4,956	40,707
TOPPAN, Inc.	2,642	57,098
Waste Management, Inc.	3,997	693,160

		2,693,659

CONSTRUCTION & ENGINEERING–0.2%
ACS Actividades de Construccion y Servicios SA(b)	2,201	77,396
Bouygues SA	2,158	72,495
Eiffage SA	777	81,125
Epiroc AB–Class A	6,819	129,164
Epiroc AB–Class B	3,929	63,593
Ferrovial SE	5,384	170,199
Kajima Corp.	4,471	67,506
Obayashi Corp.	6,542	56,577
Quanta Services, Inc.	1,568	308,034
Shimizu Corp.	5,561	35,209
Skanska AB–Class B(b)	3,427	48,082
Taisei Corp.	1,770	61,841
Vinci SA	5,658	657,434

		1,828,655

ELECTRICAL EQUIPMENT–0.7%
ABB Ltd. (REG)	16,707	657,267
AMETEK, Inc.	2,489	402,919
Eaton Corp. PLC	4,304	865,535
Emerson Electric Co.	6,171	557,797
Fuji Electric Co., Ltd.	1,402	61,723
Generac Holdings, Inc.(a)	672	100,215
Legrand SA	2,866	284,318
Mitsubishi Electric Corp.	20,128	284,546
Nidec Corp.	4,413	243,180
Prysmian SpA	2,709	113,301
Rockwell Automation, Inc.	1,240	408,518
Schneider Electric SE	5,737	1,042,279
Siemens Energy AG(a)	5,452	96,401
Vestas Wind Systems A/S(a)	10,754	285,920

		5,403,919

11

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

GROUND TRANSPORTATION–0.5%
Aurizon Holdings Ltd.	18,545	$48,517
Central Japan Railway Co.	1,537	192,573
CSX Corp.	21,953	748,597
East Japan Railway Co.(b)	3,226	178,893
Grab Holdings Ltd.–Class A(a)(b)	19,721	67,643
Hankyu Hanshin Holdings, Inc.	2,463	81,437
JB Hunt Transport Services, Inc.	895	162,022
Keio Corp.(b)	1,175	36,961
Keisei Electric Railway Co., Ltd.(b)	1,437	59,563
Kintetsu Group Holdings Co., Ltd.(b)	1,874	64,901
MTR Corp., Ltd.	15,600	71,816
Norfolk Southern Corp.	2,458	557,376
Odakyu Electric Railway Co., Ltd.(b)	2,970	39,797
Old Dominion Freight Line, Inc.	971	359,027
Tobu Railway Co., Ltd.(b)	2,094	56,147
Tokyu Corp.(b)	5,501	66,347
Union Pacific Corp.	6,584	1,347,218
West Japan Railway Co.	2,337	97,200

		4,236,035

INDUSTRIAL CONGLOMERATES–0.8%
3M Co.	5,957	596,236
CK Hutchison Holdings Ltd.	27,958	170,637
DCC PLC	1,088	60,864
General Electric Co.	11,759	1,291,726
Hikari Tsushin, Inc.	246	35,309
Hitachi Ltd.	9,918	616,667
Honeywell International, Inc.	7,185	1,490,887
Investment AB Latour–Class B(b)	1,491	29,601
Jardine Cycle & Carriage Ltd.	1,023	26,379
Jardine Matheson Holdings Ltd.	1,634	82,860
Keppel Corp., Ltd.	14,674	73,029
Lifco AB–Class B	2,348	51,134
Siemens AG (REG)	8,058	1,343,276
Smiths Group PLC	3,730	78,038
Toshiba Corp.(b)	4,351	136,532

		6,083,175

MACHINERY–1.4%
Alfa Laval AB	3,094	112,862

Company	Shares	U.S. $ Value

Alstom SA	3,393	$101,284
Atlas Copco AB–Class A	28,187	406,932
Atlas Copco AB–Class B	16,258	202,712
Caterpillar, Inc.	5,565	1,369,268
CNH Industrial NV	10,624	153,226
Cummins, Inc.	1,529	374,850
Daifuku Co., Ltd.	3,087	63,579
Daimler Truck Holding AG	5,221	188,176
Deere & Co.	2,912	1,179,913
Dover Corp.	1,510	222,952
FANUC Corp.	10,136	355,831
Fortive Corp.	3,818	285,472
GEA Group AG	1,650	69,079
Hitachi Construction Machinery Co., Ltd.	1,083	30,451
Hoshizaki Corp.(b)	1,229	44,124
Husqvarna AB–Class B(b)	4,217	38,263
IDEX Corp.	816	175,652
Illinois Tool Works, Inc.	2,986	746,978
Indutrade AB	2,988	67,441
Ingersoll Rand, Inc.	4,368	285,492
Knorr-Bremse AG	819	62,607
Komatsu Ltd.	9,822	265,666
Kone Oyj–Class B	3,664	191,424
Kubota Corp.(b)	10,703	156,680
Kurita Water Industries Ltd.(b)	1,130	43,383
Makita Corp.(b)	2,435	68,828
Metso Oyj	6,907	83,345
MINEBEA MITSUMI, Inc.	3,918	74,311
MISUMI Group, Inc.	3,063	61,668
Mitsubishi Heavy Industries Ltd.	3,370	157,397
NGK Insulators Ltd.	2,207	26,368
Nordson Corp.	581	144,193
PACCAR, Inc.	5,643	472,037
Parker-Hannifin Corp.	1,385	540,205
Pentair PLC	1,781	115,053
Rational AG	60	43,446
Sandvik AB	11,112	216,953
Schindler Holding AG	435	102,141
Schindler Holding AG (REG)	268	60,329
Seatrium Ltd.(a)	430,453	39,924
SKF AB–Class B	3,550	61,861
SMC Corp.	608	337,903
Snap-on, Inc.	572	164,845
Spirax-Sarco Engineering PLC	782	103,071
Stanley Black & Decker, Inc.	1,654	154,996
Techtronic Industries Co., Ltd.	14,362	157,057
Toyota Industries Corp.	1,574	112,768
VAT Group AG(c)	291	120,536

12

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Volvo AB–Class A	2,017	$42,989
Volvo AB–Class B	15,883	328,699
Wartsila OYJ Abp(b)	4,769	53,775
Westinghouse Air Brake Technologies Corp.	1,942	212,979
Xylem, Inc./NY	2,584	291,010

		11,542,984

MARINE TRANSPORTATION–0.1%
AP Moller–Maersk A/S–Class A	33	57,542
AP Moller–Maersk A/S–Class B	55	96,704
Kawasaki Kisen Kaisha Ltd.(b)	1,458	35,750
Kuehne & Nagel International AG (REG)	583	172,700
Mitsui OSK Lines Ltd.(b)	3,652	87,864
Nippon Yusen KK(b)	5,061	112,398
SITC International Holdings Co., Ltd.	13,511	24,741

		587,699

PASSENGER AIRLINES–0.1%
Alaska Air Group, Inc.(a)	1,381	73,441
American Airlines Group, Inc.(a)	7,050	126,477
ANA Holdings, Inc.(a)	1,610	38,351
Delta Air Lines, Inc.(a)	6,940	329,928
Deutsche Lufthansa AG (REG)(a)	6,022	61,747
Japan Airlines Co., Ltd.	1,453	31,506
Qantas Airways Ltd.(a)	9,311	38,586
Singapore Airlines Ltd.(b)	13,499	71,518
Southwest Airlines Co.	6,426	232,685
United Airlines Holdings, Inc.(a)	3,541	194,295

		1,198,534

PROFESSIONAL SERVICES–0.7%
Adecco Group AG (REG)(b)	1,749	57,282
Automatic Data Processing, Inc.	4,461	980,483
BayCurrent Consulting, Inc.	1,376	51,740
Broadridge Financial Solutions, Inc.	1,274	211,013
Bureau Veritas SA	3,139	86,119
Ceridian HCM Holding, Inc.(a)	1,681	112,577
Computershare Ltd.(b)	6,064	94,635
CoStar Group, Inc.(a)	4,411	392,579

Company	Shares	U.S. $ Value

Equifax, Inc.	1,324	$311,537
Experian PLC	9,734	373,600
Intertek Group PLC	1,729	93,725
Jacobs Solutions, Inc.	1,370	162,879
Leidos Holdings, Inc.	1,481	131,039
Paychex, Inc.	3,465	387,630
Paycom Software, Inc.	525	168,651
Persol Holdings Co., Ltd.	1,788	32,359
Randstad NV	1,167	61,547
Recruit Holdings Co., Ltd.	15,309	488,592
RELX PLC (London)	20,099	670,516
Robert Half International, Inc.	1,164	87,556
SGS SA (REG)	1,585	149,942
Teleperformance	630	105,685
Verisk Analytics, Inc.	1,563	353,285
Wolters Kluwer NV	2,723	345,749

		5,910,720

TRADING COMPANIES & DISTRIBUTORS–0.5%
AerCap Holdings NV(a)	1,742	110,652
Ashtead Group PLC	4,681	324,538
Beijer Ref AB(b)	3,560	45,474
Brenntag SE	1,684	131,382
Bunzl PLC	3,534	134,674
Fastenal Co.	6,166	363,732
ITOCHU Corp.	12,616	501,127
Marubeni Corp.	15,894	270,897
Mitsubishi Corp.	13,166	636,535
Mitsui & Co., Ltd.	13,882	525,403
MonotaRO Co., Ltd.(b)	2,525	32,245
Reece Ltd.(b)	2,297	28,615
Sumitomo Corp.	11,922	252,925
Toyota Tsusho Corp.	2,273	113,596
United Rentals, Inc.	742	330,465
WW Grainger, Inc.	482	380,100

		4,182,360

TRANSPORTATION INFRASTRUCTURE–0.1%
Aena SME SA(c)	820	132,714
Aeroports de Paris	342	49,143
Auckland International Airport Ltd.(a)	12,611	66,277
Getlink SE	3,780	64,327
Transurban Group(b)	32,267	307,226

		619,687

		61,081,382

CONSUMER STAPLES–5.4%
BEVERAGES–1.2%
Anheuser-Busch InBev SA/NV	9,200	521,432
Asahi Group Holdings Ltd.(b)	5,093	197,607

13

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Brown-Forman Corp.–Class B	1,975	$131,891
Budweiser Brewing Co. APAC Ltd.(c)	17,346	44,886
Carlsberg AS–Class B	1,039	166,376
Coca-Cola Co. (The)	42,027	2,530,866
Coca-Cola Europacific Partners PLC	2,174	140,071
Coca-Cola HBC AG(a)	2,354	70,219
Constellation Brands, Inc.–Class A	1,741	428,512
Davide Campari-Milano NV(b)	5,266	72,983
Diageo PLC	23,839	1,024,861
Heineken Holding NV	1,252	108,952
Heineken NV	2,764	284,240
Keurig Dr Pepper, Inc.	9,095	284,401
Kirin Holdings Co., Ltd.(b)	8,214	119,946
Molson Coors Beverage Co.–Class B	2,027	133,458
Monster Beverage Corp.(a)	8,251	473,937
PepsiCo, Inc.	14,876	2,755,333
Pernod Ricard SA	2,184	482,609
Remy Cointreau SA	258	41,414
Suntory Beverage & Food Ltd.(b)	1,532	55,538
Treasury Wine Estates Ltd.	7,272	54,534

		10,124,066

CONSUMER STAPLES DISTRIBUTION & RETAIL–1.2%
Aeon Co., Ltd.	6,832	139,895
Carrefour SA	6,221	117,892
Coles Group Ltd.	13,940	171,168
Costco Wholesale Corp.	4,789	2,578,302
Dollar General Corp.	2,366	401,699
Dollar Tree, Inc.(a)	2,245	322,157
Endeavour Group Ltd./Australia(b)	14,923	62,806
HelloFresh SE(a)	1,664	41,155
J Sainsbury PLC	16,153	55,219
Jeronimo Martins SGPS SA	3,053	84,106
Kesko Oyj–Class B	2,751	51,808
Kobe Bussan Co., Ltd.	1,597	41,450
Koninklijke Ahold Delhaize NV	10,316	351,704
Kroger Co. (The)	7,052	331,444
MatsukiyoCocokara & Co.	1,192	66,956
Ocado Group PLC(a)(b)	5,923	42,861
Seven & i Holdings Co., Ltd.	7,944	343,198
Sysco Corp.	5,471	405,948
Target Corp.	4,984	657,390

Company	Shares	U.S. $ Value

Tesco PLC	76,139	$240,184
Walgreens Boots Alliance, Inc.	7,733	220,313
Walmart, Inc.	15,146	2,380,648
Welcia Holdings Co., Ltd.	950	19,788
Woolworths Group Ltd.	12,885	341,404

		9,469,495

FOOD PRODUCTS–1.2%
Ajinomoto Co., Inc.	4,841	192,850
Archer-Daniels-Midland Co.	5,881	444,368
Associated British Foods PLC	3,579	90,631
Barry Callebaut AG (REG)	38	73,419
Bunge Ltd.	1,626	153,413
Campbell Soup Co.	2,167	99,054
Chocoladefabriken Lindt & Spruengli AG	11	138,303
Chocoladefabriken Lindt & Spruengli AG (REG)	2	248,238
Conagra Brands, Inc.	5,150	173,658
Danone SA	6,834	418,811
General Mills, Inc.	6,342	486,431
Hershey Co. (The)	1,590	397,023
Hormel Foods Corp.	3,128	125,808
J M Smucker Co. (The)	1,151	169,968
JDE Peet’s NV(b)	1,329	39,533
Kellogg Co.	2,776	187,102
Kerry Group PLC–Class A	1,700	165,925
Kikkoman Corp.	1,435	81,951
Kraft Heinz Co. (The)	8,614	305,797
Lamb Weston Holdings, Inc.	1,573	180,816
McCormick & Co., Inc./MD	2,709	236,306
MEIJI Holdings Co., Ltd.	2,235	49,910
Mondelez International, Inc.–Class A	14,705	1,072,583
Mowi ASA	4,647	73,729
Nestle SA (REG)	29,075	3,497,476
Nisshin Seifun Group, Inc.	1,993	24,635
Nissin Foods Holdings Co., Ltd.	690	57,053
Orkla ASA	7,567	54,410
Salmar ASA	747	30,103
Tyson Foods, Inc.–Class A	3,084	157,407
WH Group Ltd.(c)	84,024	44,749
Wilmar International Ltd.	19,354	54,524
Yakult Honsha Co., Ltd.	1,381	87,343

		9,613,327

HOUSEHOLD PRODUCTS–0.8%
Church & Dwight Co., Inc.	2,638	264,407

14

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Clorox Co. (The)	1,335	$212,318
Colgate-Palmolive Co.	8,958	690,124
Essity AB–Class B	6,522	173,692
Henkel AG & Co. KGaA	1,131	79,616
Henkel AG & Co. KGaA (Preference Shares)	1,790	143,158
Kimberly-Clark Corp.	3,643	502,953
Procter & Gamble Co. (The)	25,451	3,861,935
Reckitt Benckiser Group PLC	7,611	571,972
Unicharm Corp.	4,352	161,828

		6,662,003

PERSONAL CARE PRODUCTS–0.5%
Beiersdorf AG	1,065	141,031
Estee Lauder Cos., Inc. (The)–Class A	2,504	491,735
Haleon PLC	53,298	218,760
Kao Corp.(b)	4,903	177,929
Kobayashi Pharmaceutical Co., Ltd.	537	29,199
Kose Corp.	385	37,010
L’Oreal SA	2,547	1,188,115
Shiseido Co., Ltd.	4,266	193,377
Unilever PLC (London)	26,707	1,390,745

		3,867,901

TOBACCO–0.5%
Altria Group, Inc.	19,275	873,157
British American Tobacco PLC	22,469	746,542
Imperial Brands PLC	9,372	207,444
Japan Tobacco, Inc.(b)	12,661	277,352
Philip Morris International, Inc.	16,761	1,636,209

		3,740,704

		43,477,496

COMMUNICATION SERVICES–5.0%
DIVERSIFIED TELECOMMUNICATION SERVICES–1.0%
AT&T, Inc.	77,195	1,231,260
BT Group PLC	73,505	114,384
Cellnex Telecom SA(a)(c)	6,007	242,706
Charter Communications, Inc.–Class A(a)	1,122	412,189
Comcast Corp.–Class A	44,913	1,866,135
Deutsche Telekom AG (REG)	34,268	747,677
Elisa Oyj	1,530	81,678
HKT Trust & HKT Ltd.	38,163	44,436
Infrastrutture Wireless Italiane SpA(c)	3,386	44,696
Koninklijke KPN NV	32,773	116,999

Company	Shares	U.S. $ Value

Nippon Telegraph & Telephone Corp.	317,900	$376,173
Orange SA	19,686	230,059
Singapore Telecommunications Ltd.	86,008	159,301
Spark New Zealand Ltd.	18,834	58,937
Swisscom AG (REG)	278	173,511
Telecom Italia SpA/Milano(a)(b)	100,391	28,303
Telefonica Deutschland Holding AG	8,740	24,599
Telefonica SA	54,139	219,802
Telenor ASA	7,049	71,474
Telia Co. AB	24,713	54,217
Telstra Group Ltd.	42,437	121,739
Verizon Communications, Inc.	45,395	1,688,240
Washington H Soul Pattinson & Co., Ltd.(b)	2,481	52,669

		8,161,184

ENTERTAINMENT–0.8%
Activision Blizzard, Inc.(a)	7,725	651,217
Bollore SE	8,908	55,553
Capcom Co., Ltd.	1,904	75,475
Electronic Arts, Inc.	2,813	364,846
Embracer Group AB(a)(b)	6,492	16,235
Koei Tecmo Holdings Co., Ltd.	1,184	20,509
Konami Group Corp.	1,050	55,063
Live Nation Entertainment, Inc.(a)	1,554	141,585
Netflix, Inc.(a)	4,800	2,114,352
Nexon Co., Ltd.	4,129	79,180
Nintendo Co., Ltd.	10,985	500,787
Sea Ltd. (ADR)(a)	3,914	227,169
Square Enix Holdings Co., Ltd.	966	44,946
Take-Two Interactive Software, Inc.(a)	1,712	251,938
Toho Co., Ltd./Tokyo	1,253	47,726
Universal Music Group NV	8,662	192,424
Walt Disney Co. (The)(a)	19,731	1,761,584
Warner Bros Discovery, Inc.(a)	23,938	300,183

		6,900,772

INTERACTIVE MEDIA & SERVICES–2.7%
Adevinta ASA(a)	2,936	19,293
Alphabet, Inc.–Class A(a)	64,151	7,678,875
Alphabet, Inc.–Class C(a)	55,182	6,675,367
Auto Trader Group PLC(c)	9,578	74,369

15

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Match Group, Inc.(a)	3,007	$125,843
Meta Platforms, Inc.–Class A(a)	23,887	6,855,091
REA Group Ltd.(b)	593	56,965
Scout24 SE(c)	842	53,354
SEEK Ltd.(b)	3,387	49,479
Z Holdings Corp.	26,998	65,068

		21,653,704

MEDIA–0.2%
CyberAgent, Inc.(b)	4,076	29,796
Dentsu Group, Inc.(b)	2,179	71,661
Fox Corp.–Class A	2,905	98,770
Fox Corp.–Class B	1,475	47,038
Hakuhodo DY Holdings, Inc.	2,354	24,849
Informa PLC	14,381	132,782
Interpublic Group of Cos., Inc. (The)	4,168	160,801
News Corp.–Class A	4,114	80,223
News Corp.–Class B	1,268	25,005
Omnicom Group, Inc.	2,154	204,953
Paramount Global–Class B	5,475	87,107
Publicis Groupe SA	2,461	197,511
Vivendi SE	7,323	67,229
WPP PLC	10,905	114,304

		1,342,029

WIRELESS TELECOMMUNICATION SERVICES–0.3%
KDDI Corp.	15,825	488,725
SoftBank Corp.	29,917	319,672
SoftBank Group Corp.	10,880	513,096
T-Mobile US, Inc.(a)	6,219	863,819
Tele2 AB–Class B	5,235	43,295
Vodafone Group PLC	242,578	228,710

		2,457,317

		40,515,006

ENERGY–2.9%
ENERGY EQUIPMENT & SERVICES–0.2%
Baker Hughes Co.	10,932	345,560
Halliburton Co.	9,742	321,389
Schlumberger NV	15,391	756,006
Tenaris SA	4,757	71,160

		1,494,115

OIL, GAS & CONSUMABLE FUELS–2.7%
Aker BP ASA	3,337	78,291
Ampol Ltd.	2,400	47,943
APA Corp.	3,332	113,854
BP PLC	187,082	1,089,261
Chevron Corp.	18,817	2,960,855
ConocoPhillips	13,066	1,353,768

Company	Shares	U.S. $ Value

Coterra Energy, Inc.	8,179	$206,929
Devon Energy Corp.	6,929	334,948
Diamondback Energy, Inc.	1,955	256,809
ENEOS Holdings, Inc.	29,445	101,209
Eni SpA	24,544	353,345
EOG Resources, Inc.	6,315	722,689
EQT Corp.	3,905	160,613
Equinor ASA	10,006	291,363
Exxon Mobil Corp.	43,656	4,682,106
Galp Energia SGPS SA(b)	5,050	59,014
Hess Corp.	2,984	405,675
Idemitsu Kosan Co., Ltd.	2,100	42,137
Inpex Corp.(b)	10,262	112,743
Kinder Morgan, Inc.	21,297	366,734
Marathon Oil Corp.	6,669	153,520
Marathon Petroleum Corp.	4,581	534,145
Neste Oyj	4,479	172,456
Occidental Petroleum Corp.	7,758	456,170
OMV AG	1,582	67,175
ONEOK, Inc.	4,832	298,231
Phillips 66	4,955	472,608
Pioneer Natural Resources Co.	2,524	522,922
Repsol SA(b)	13,929	202,583
Santos Ltd.	34,905	174,647
Shell PLC	72,399	2,159,783
Targa Resources Corp.	2,441	185,760
TotalEnergies SE	25,013	1,435,862
Valero Energy Corp.	3,904	457,939
Williams Cos., Inc. (The)	13,154	429,215
Woodside Energy Group Ltd.	20,142	465,916

		21,929,218

		23,423,333

MATERIALS–2.8%
CHEMICALS–1.5%
Air Liquide SA	5,536	992,799
Air Products and Chemicals, Inc.	2,399	718,572
Akzo Nobel NV	1,802	147,319
Albemarle Corp.	1,267	282,655
Arkema SA	595	56,106
Asahi Kasei Corp.	12,639	85,580
BASF SE	9,451	459,160
Celanese Corp.	1,081	125,180
CF Industries Holdings, Inc.	2,105	146,129
Chr Hansen Holding A/S	1,143	79,460
Clariant AG (REG)(a)	2,173	31,436
Corteva, Inc.	7,676	439,835
Covestro AG(a)(c)	2,076	108,020
Croda International PLC	1,529	109,300
Dow, Inc.	7,638	406,800

16

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

DSM-Firmenich AG(a)	1,877	$201,992
DuPont de Nemours, Inc.	4,957	354,128
Eastman Chemical Co.	1,287	107,748
Ecolab, Inc.	2,675	499,396
EMS-Chemie Holding AG (REG)	77	58,351
Evonik Industries AG	2,112	40,244
FMC Corp.	1,350	140,859
Givaudan SA (REG)	99	328,377
ICL Group Ltd.	7,440	40,836
IMCD NV(b)	609	87,642
International Flavors & Fragrances, Inc.	2,754	219,191
Johnson Matthey PLC	1,949	43,267
JSR Corp.	1,839	52,846
Linde PLC	5,287	2,014,770
LyondellBasell Industries NV–Class A	2,740	251,614
Mitsubishi Chemical Group Corp.	12,899	77,583
Mitsui Chemicals, Inc.	1,855	54,677
Mosaic Co. (The)	3,586	125,510
Nippon Paint Holdings Co., Ltd.(b)	10,025	82,967
Nippon Sanso Holdings Corp.(b)	1,792	38,933
Nissan Chemical Corp.	1,313	56,616
Nitto Denko Corp.	1,586	117,722
Novozymes A/S–Class B	2,164	100,970
OCI NV(a)	1,071	25,724
Orica Ltd.	4,655	46,116
PPG Industries, Inc.	2,542	376,978
Sherwin-Williams Co. (The)	2,534	672,828
Shin-Etsu Chemical Co., Ltd.	19,261	643,663
Sika AG (REG)	1,560	446,785
Solvay SA	809	90,462
Sumitomo Chemical Co., Ltd.	13,360	40,606
Symrise AG	1,425	149,415
Toray Industries, Inc.	13,972	77,900
Tosoh Corp.	2,620	30,990
Umicore SA	2,301	64,334
Wacker Chemie AG	193	26,513
Yara International ASA	1,775	62,714

		12,039,618

CONSTRUCTION MATERIALS–0.2%
CRH PLC	7,888	435,160
Heidelberg Materials AG	1,566	128,786
Holcim AG(a)	5,907	398,174
James Hardie Industries PLC(a)	4,721	125,937
Martin Marietta Materials, Inc.	669	308,871
Vulcan Materials Co.	1,437	323,957

		1,720,885

Company	Shares	U.S. $ Value

CONTAINERS & PACKAGING–0.1%
Amcor PLC	15,889	$158,572
Avery Dennison Corp.	872	149,810
Ball Corp.	3,397	197,739
International Paper Co.	3,748	119,224
Packaging Corp. of America	971	128,327
Sealed Air Corp.	1,559	62,360
SIG Group AG(a)	3,290	90,892
Smurfit Kappa Group PLC	2,756	91,982
Westrock Co.	2,766	80,408

		1,079,314

METALS & MINING–0.9%
Anglo American PLC	13,499	384,364
Antofagasta PLC	3,973	73,884
ArcelorMittal SA	5,105	139,286
BHP Group Ltd.	53,560	1,610,118
BlueScope Steel Ltd.	4,518	62,180
Boliden AB(a)	2,899	84,008
Endeavour Mining PLC	1,963	47,143
Fortescue Metals Group Ltd.(b)	17,540	260,271
Freeport-McMoRan, Inc.	15,477	619,080
Glencore PLC(a)	112,848	639,834
IGO Ltd.(b)	7,059	72,050
JFE Holdings, Inc.	4,952	70,796
Mineral Resources Ltd.(b)	1,825	87,404
Newcrest Mining Ltd.	9,309	166,058
Newmont Corp. (New York)	8,581	366,065
Nippon Steel Corp.	8,433	176,497
Norsk Hydro ASA	13,549	80,769
Northern Star Resources Ltd.	12,068	98,316
Nucor Corp.	2,713	444,878
Pilbara Minerals Ltd.(b)	28,527	93,759
Rio Tinto Ltd.	3,945	302,107
Rio Tinto PLC	11,903	756,431
South32 Ltd.	46,987	118,294
Steel Dynamics, Inc.	1,734	188,885
Sumitomo Metal Mining Co., Ltd.	2,644	85,354
voestalpine AG	1,169	42,009

		7,069,840

PAPER & FOREST PRODUCTS–0.1%
Holmen AB–Class B	954	34,287
Mondi PLC	4,892	74,634
Oji Holdings Corp.	8,176	30,571
Stora Enso Oyj–Class R	6,150	71,352
Svenska Cellulosa AB SCA–Class B(b)	6,104	77,918
UPM-Kymmene Oyj	5,673	169,037

		457,799

		22,367,456

17

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

UTILITIES–2.0%
ELECTRIC UTILITIES–1.2%
Acciona SA(b)	276	$46,862
Alliant Energy Corp.	2,715	142,483
American Electric Power Co., Inc.	5,559	468,068
BKW AG	248	43,846
Chubu Electric Power Co., Inc.	6,491	79,187
CK Infrastructure Holdings Ltd.	5,927	31,437
CLP Holdings Ltd.	17,345	135,093
Constellation Energy Corp.	3,503	320,700
Duke Energy Corp.	8,322	746,816
Edison International	4,135	287,176
EDP–Energias de Portugal SA	30,734	150,217
Elia Group SA/NV	311	39,514
Endesa SA(b)	3,434	73,788
Enel SpA	85,991	579,788
Entergy Corp.	2,283	222,296
Evergy, Inc.	2,480	144,882
Eversource Energy	3,767	267,156
Exelon Corp.	10,739	437,507
FirstEnergy Corp.	5,876	228,459
Fortum Oyj	4,474	59,873
Iberdrola SA	61,547	803,730
Kansai Electric Power Co., Inc. (The)(b)	7,093	88,992
Mercury NZ Ltd.	6,864	27,435
NextEra Energy, Inc.	21,849	1,621,196
NRG Energy, Inc.	2,486	92,952
Origin Energy Ltd.	17,744	99,731
Orsted AS(c)	2,009	190,458
PG&E Corp.(a)	17,456	301,640
Pinnacle West Capital Corp.	1,223	99,626
Power Assets Holdings Ltd.	13,977	73,372
PPL Corp.	7,959	210,595
Red Electrica Corp. SA(b)	4,124	69,353
Southern Co. (The)	11,774	827,123
SSE PLC	11,528	270,332
Terna–Rete Elettrica Nazionale	14,764	125,925
Tokyo Electric Power Co. Holdings, Inc.(a)	15,381	56,415
Verbund AG	742	59,527
Xcel Energy, Inc.	5,943	369,476

		9,893,026

GAS UTILITIES–0.1%
APA Group	11,887	76,908
Atmos Energy Corp.	1,560	181,490
Enagas SA(b)	2,507	49,272

Company	Shares	U.S. $ Value

Hong Kong & China Gas Co., Ltd.	118,302	$102,448
Naturgy Energy Group SA(b)	1,300	38,754
Osaka Gas Co., Ltd.	3,778	57,909
Snam SpA(b)	21,320	111,426
Tokyo Gas Co., Ltd.	4,034	88,012

		706,219

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS–0.1%
AES Corp. (The)	7,228	149,836
Corp. ACCIONA Energias Renovables SA(b)	682	22,816
EDP Renovaveis SA(b)	2,688	53,716
Meridian Energy Ltd.	12,972	44,670
RWE AG	6,685	291,308

		562,346

MULTI-UTILITIES–0.5%
Ameren Corp.	2,836	231,616
CenterPoint Energy, Inc.	6,814	198,628
Centrica PLC	60,118	94,790
CMS Energy Corp.	3,149	185,004
Consolidated Edison, Inc.	3,742	338,277
Dominion Energy, Inc.	9,027	467,508
DTE Energy Co.	2,226	244,905
E.ON SE	23,737	303,226
Engie SA	19,310	321,568
National Grid PLC	37,538	497,692
NiSource, Inc.	4,460	121,981
Public Service Enterprise Group, Inc.	5,388	337,343
Sempra Energy	3,398	494,715
Veolia Environnement SA	7,177	227,191
WEC Energy Group, Inc.	3,406	300,545

		4,364,989

WATER UTILITIES–0.1%
American Water Works Co., Inc.	2,102	300,061
Severn Trent PLC	2,673	87,140
United Utilities Group PLC	6,870	84,003

		471,204

		15,997,784

REAL ESTATE–1.6%
DIVERSIFIED REITs–0.0%
British Land Co. PLC (The)	8,871	34,210
Daiwa House REIT Investment Corp.	25	47,934
GPT Group (The)(b)	19,300	53,405
Land Securities Group PLC	7,097	51,892

18

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Mirvac Group(b)	39,723	$59,986
Nomura Real Estate Master Fund, Inc.	46	53,055
Stockland	24,051	64,656

		365,138

HEALTH CARE REITs–0.1%
Healthpeak Properties, Inc.	5,907	118,731
Ventas, Inc.	4,320	204,206
Welltower, Inc.	5,367	434,137

		757,074

HOTEL & RESORT REITs–0.0%
Host Hotels & Resorts, Inc.	7,680	129,254

INDUSTRIAL REITs–0.2%
CapitaLand Ascendas REIT	33,812	68,245
GLP J-Reit(a)	51	50,304
Goodman Group	17,910	240,761
Mapletree Logistics Trust	35,327	42,490
Nippon Prologis REIT, Inc.	25	50,245
Prologis, Inc.	9,972	1,222,866
Segro PLC	12,690	115,730
Warehouses De Pauw CVA	1,696	46,577

		1,837,218

OFFICE REITs–0.1%
Alexandria Real Estate Equities, Inc.	1,700	192,933
Boston Properties, Inc.	1,541	88,746
Covivio SA/France	524	24,754
Dexus	10,836	56,432
Gecina SA	518	55,259
Japan Real Estate Investment Corp.	15	57,084
Nippon Building Fund, Inc.(b)	18	70,779

		545,987

REAL ESTATE MANAGEMENT & DEVELOPMENT–0.3%
Azrieli Group Ltd.	442	24,971
Capitaland Investment Ltd./Singapore	26,947	66,207
CBRE Group, Inc.–Class A(a)	3,356	270,863
City Developments Ltd.	5,193	25,902
CK Asset Holdings Ltd.	20,190	112,191
Daito Trust Construction Co., Ltd.	659	66,760
Daiwa House Industry Co., Ltd.	6,312	166,775

Company	Shares	U.S. $ Value

ESR Group Ltd.(c)	19,958	$34,373
Fastighets AB Balder–Class B(a)	6,354	23,266
Hang Lung Properties Ltd.	17,199	26,615
Henderson Land Development Co., Ltd.	14,633	43,577
Hongkong Land Holdings Ltd.	11,598	45,351
Hulic Co., Ltd.(b)	3,868	33,143
LEG Immobilien SE(a)	808	46,621
Lendlease Corp., Ltd.(b)	6,939	36,003
Mitsubishi Estate Co., Ltd.	11,724	139,285
Mitsui Fudosan Co., Ltd.	9,510	189,548
New World Development Co., Ltd.	15,213	37,600
Nomura Real Estate Holdings, Inc.	1,195	28,411
Sagax AB–Class B	1,934	38,245
Sino Land Co., Ltd.	38,832	47,806
Sumitomo Realty & Development Co., Ltd.	3,117	77,242
Sun Hung Kai Properties Ltd.	15,091	190,669
Swire Pacific Ltd.–Class A	4,408	33,865
Swire Properties Ltd.	11,788	29,044
Swiss Prime Site AG (REG)	814	70,709
Unibail-Rodamco-Westfield(a)	1,282	67,618
UOL Group Ltd.	4,678	22,297
Vonovia SE	7,549	147,429
Wharf Real Estate Investment Co., Ltd.	16,824	84,412

		2,226,798

RESIDENTIAL REITs–0.2%
AvalonBay Communities, Inc.	1,533	290,151
Camden Property Trust	1,153	125,527
Equity Residential	3,682	242,901
Essex Property Trust, Inc.	693	162,370
Invitation Homes, Inc.	6,277	215,929
Mid-America Apartment Communities, Inc.	1,260	191,344
UDR, Inc.	3,341	143,529

		1,371,751

RETAIL REITs–0.2%
CapitaLand Integrated Commercial Trust	53,735	76,150
Federal Realty Investment Trust	792	76,642
Japan Metropolitan Fund Invest	77	51,519

19

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Kimco Realty Corp.	6,694	$132,006
Klepierre SA	2,286	56,794
Link REIT	26,342	146,649
Mapletree Pan Asia Commercial Trust	21,757	26,174
Realty Income Corp.	7,270	434,673
Regency Centers Corp.	1,662	102,662
Scentre Group	52,294	92,482
Simon Property Group, Inc.	3,531	407,760
Vicinity Ltd.	38,985	48,011

		1,651,522

SPECIALIZED REITs–0.5%
American Tower Corp.	5,032	975,906
Crown Castle, Inc.	4,683	533,581
Digital Realty Trust, Inc.	3,146	358,235
Equinix, Inc.	1,010	791,780
Extra Space Storage, Inc.	1,458	217,023
Iron Mountain, Inc.	3,149	178,926
Public Storage	1,709	498,823
SBA Communications Corp.	1,170	271,159
VICI Properties, Inc.	10,844	340,827
Weyerhaeuser Co.	7,907	264,964

		4,431,224

		13,315,966

Total Common Stocks (cost $559,735,092)		566,237,542

		Notional Amount

PURCHASED OPTIONS–PUTS–0.1%
OPTIONS ON INDICES–0.1%
Euro STOXX 50 Index Expiration: Jul 2023; Contracts: 565; Exercise Price: EUR 4,300.00; Counterparty: Morgan Stanley & Co., Inc.(a)	EUR	24,295,000	101,727
FTSE 100 Index Expiration: Jul 2023; Contracts: 97; Exercise Price: GBP 7,450.00; Counterparty: Morgan Stanley & Co., Inc.(a)	GBP	7,226,500	38,497

Company		Notional Amount	U.S. $ Value

Nikkei 225 Index Expiration: Jul 2023; Contracts: 76; Exercise Price: JPY 31,625.00; Counterparty: Morgan Stanley & Co., Inc.(a)	JPY	2,403,500,000	$29,232
S&P 500 Index Expiration: Jul 2023; Contracts: 284; Exercise Price: USD 4,330.00; Counterparty: Morgan Stanley & Co., Inc.(a)	USD	122,972,000	339,380

Total Purchased Options–Puts (premiums paid $1,277,998)			508,836

	Shares

SHORT-TERM INVESTMENTS–26.4%
INVESTMENT COMPANIES–26.4%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.02%(d)(e)(f) (cost $213,952,918)	213,952,918	213,952,918

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–96.4% (cost $774,966,008)		780,699,296

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.4%
INVESTMENT COMPANIES–0.4%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.02%(d)(e)(f) (cost $3,508,670)	3,508,670	3,508,670

TOTAL INVESTMENTS–96.8% (cost $778,474,678)		784,207,966
Other assets less liabilities–3.2%		25,999,549

NET ASSETS–100.0%		$810,207,515

20

AB Variable Products Series Fund

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	96	September 2023	$8,879,321	$(79,144)
Euro STOXX 50 Index Futures	160	September 2023	7,729,190	89,997
Euro-BTP Futures	135	September 2023	17,104,402	99,604
Euro-Bund Futures	39	September 2023	5,691,548	(60,899)
Euro-OAT Futures	71	September 2023	9,947,819	(86,073)
FTSE 100 Index Futures	13	September 2023	1,245,101	(20,762)
Long Gilt Futures	143	September 2023	17,307,424	(209,910)
MSCI EAFE Futures	8	September 2023	862,200	6,862
MSCI Emerging Markets Futures	154	September 2023	7,683,830	(86,258)
Nikkei 225 (CME) Futures	29	September 2023	4,857,500	153,658
OMXS 30 Index Futures	41	July 2023	880,512	1,198
S&P 500 E-Mini Futures	99	September 2023	22,216,838	84,893
S&P Mid 400 E-Mini Futures	5	September 2023	1,322,050	31,031
S&P/TSX 60 Index Futures	54	September 2023	9,934,614	144,263
TOPIX Index Futures	6	September 2023	951,384	30,325
U.S. T-Note 5 Yr (CBT) Futures	445	September 2023	47,656,719	(976,951)
U.S. T-Note 10 Yr (CBT) Futures	786	September 2023	88,240,781	(1,560,882)
U.S. Ultra Bond (CBT) Futures	115	September 2023	15,665,156	287,284

Sold Contracts
FTSE 100 Index Futures	33	September 2023	3,160,641	31,363
Hang Seng Futures	16	July 2023	1,920,061	(5,544)
MSCI Singapore IX ETS Futures	78	July 2023	1,666,238	(3,489)
S&P 500 E-Mini Futures	174	September 2023	39,047,775	(887,949)
SPI 200 Futures	37	September 2023	4,412,529	(57,375)

				$(3,074,758)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of New York (The)	CHF	726	USD	801	07/21/2023	$(11,739)
Bank of New York (The)	USD	9,223	EUR	8,435	07/31/2023	(6,495)
Bank of New York (The)	USD	1,585	AUD	2,309	08/25/2023	(44,482)
Barclays Bank PLC	JPY	408,572	USD	2,940	08/25/2023	86,332
Citibank, NA	AUD	13,262	USD	9,044	08/25/2023	196,253
Deutsche Bank AG	GBP	14,472	USD	17,998	07/21/2023	(383,350)
Deutsche Bank AG	USD	2,649	CHF	2,360	07/21/2023	(7,896)
Deutsche Bank AG	EUR	7,458	USD	7,983	07/31/2023	(166,187)
Deutsche Bank AG	CAD	1,396	USD	1,055	08/24/2023	475
Deutsche Bank AG	CAD	5,330	USD	3,983	08/24/2023	(43,648)
Goldman Sachs Bank USA	EUR	35,844	USD	39,449	07/31/2023	285,964
Goldman Sachs Bank USA	JPY	3,640,235	USD	26,459	08/25/2023	1,034,088
HSBC Bank USA	USD	4,684	CNH	33,384	07/07/2023	(91,073)
HSBC Bank USA	USD	2,102	GBP	1,649	07/21/2023	(7,702)
Morgan Stanley Capital Services, Inc.	CNH	33,506	USD	4,899	07/07/2023	289,413

21

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	CHF	10,605	USD	11,884	07/21/2023	$16,345
State Street Bank & Trust Co.	NZD	636	USD	392	08/24/2023	1,986
State Street Bank & Trust Co.	NOK	3,521	USD	331	09/13/2023	1,667
State Street Bank & Trust Co.	SEK	48,268	USD	4,506	09/13/2023	16,164

						$1,166,115

PUT OPTIONS WRITTEN (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index(g)	Morgan Stanley & Co., Inc.	565	EUR	4,100.00	July 2023	EUR	23,165	$58,381	$(27,436)
FTSE 100 Index(g)	Morgan Stanley & Co., Inc.	97	GBP	7,100.00	July 2023	GBP	6,887	11,684	(6,467)
Nikkei 225 Index(h)	Morgan Stanley & Co., Inc.	76	JPY	30,125.00	July 2023	JPY	2,289,500	73,196	(5,004)
S&P 500 Index(i)	Morgan Stanley & Co., Inc.	284	USD	4,120.00	July 2023	USD	117,008	249,344	(96,560)

								$392,605	$(135,467)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $2,661,028 or 0.3% of net assets.

(d)	Affiliated investments.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	One contract relates to 10 shares.

(h)	One contract relates to 1000 shares.

(i)	One contract relates to 100 shares.

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—United States Dollar

22

AB Variable Products Series Fund

Glossary:

ADR—American Depositary Receipt

BTP—Buoni del Tesoro Poliennali

CBT—Chicago Board of Trade

CME—Chicago Mercantile Exchange

EAFE—Europe, Australia, and Far East

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

OAT—Obligations Assimilables du Trésor

OMXS—Stockholm Stock Exchange

REG—Registered Shares

REIT—Real Estate Investment Trust

SPI—Share Price Index

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

23

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2023 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $561,013,090)	$566,746,378	(a)
Affiliated issuers (cost $217,461,588—including investment of cash collateral for securities loaned of $3,508,670)	217,461,588
Cash	3,561
Cash collateral due from broker	9,553,983
Foreign currencies, at value (cost $18,493,147)	18,481,301
Unrealized appreciation on forward currency exchange contracts	1,928,687
Affiliated dividends receivable	969,185
Unaffiliated dividends receivable	786,128
Receivable for variation margin on futures	369,238
Receivable for capital stock sold	13,001

Total assets	816,313,050

LIABILITIES
Options written, at value (premiums received $392,605)	135,467
Payable for collateral received on securities loaned	3,508,670
Payable for capital stock redeemed	853,511
Unrealized depreciation on forward currency exchange contracts	762,572
Advisory fee payable	309,838
Distribution fee payable	176,610
Administrative fee payable	21,965
Directors’ fees payable	629
Transfer Agent fee payable	150
Payable for investment securities purchased and foreign currency transactions	115
Accrued expenses	336,008

Total liabilities	6,105,535

NET ASSETS	$810,207,515

COMPOSITION OF NET ASSETS
Capital stock, at par	$72,872
Additional paid-in capital	844,277,340
Accumulated loss	(34,142,697)

NET ASSETS	$810,207,515

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$12,372	1,100	$11.25

B	$810,195,143	72,871,055	$11.12

(a)	Includes securities on loan with a value of $10,974,288 (see Note E).

See notes to financial statements.

24

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2023 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $381,017)	$6,215,250
Affiliated issuers	5,471,484
Interest	231,060
Securities lending income	13,467

11,931,261

EXPENSES
Advisory fee (see Note B)	1,898,240
Distribution fee—Class B	1,012,782
Transfer agency—Class B	901
Custody and accounting	113,804
Administrative	47,489
Audit and tax	35,859
Legal	35,853
Directors’ fees	14,222
Printing	12,792
Miscellaneous	42,927

Total expenses	3,214,869
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(130,995)

Net expenses	3,083,874

Net investment income	8,847,387

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(11,782,804)
Forward currency exchange contracts	(3,472,688)
Futures	(3,681,545)
Options written	4,414,330
Foreign currency transactions	(934,694)
Net change in unrealized appreciation (depreciation) of:
Investments	71,363,310
Forward currency exchange contracts	4,703,611
Futures	95,136
Options written	182,550
Foreign currency denominated assets and liabilities	97,207

Net gain on investment and foreign currency transactions	60,984,413

NET INCREASE IN NET ASSETS FROM OPERATIONS	$69,831,800

See notes to financial statements.

25

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$8,847,387		$8,260,192
Net realized loss on investment transactions and foreign currency transactions	(15,457,401)		(37,872,269)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	76,441,814		(115,982,567)
Contributions from Affiliates (see Note B)	–0	–	242,720

Net increase (decrease) in net assets from operations	69,831,800		(145,351,924)
Distributions to Shareholders
Class A	–0	–	(400)
Class B	–0	–	(27,864,579)
CAPITAL STOCK TRANSACTIONS
Net decrease	(59,025,919)		(93,224,440)

Total increase (decrease)	10,805,881		(266,441,343)
NET ASSETS
Beginning of period	799,401,634		1,065,842,977

End of period	$810,207,515		$799,401,634

See notes to financial statements.

26

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Global Risk Allocation—Moderate Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to generate income and price appreciation without assuming what AllianceBernstein L.P. (the “Adviser”) considers undue risk. The Portfolio is non-diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers 10 separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. At June 30, 2023 the Adviser was the sole shareholder of Class A shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Portfolio’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

27

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

28

AB Variable Products Series Fund

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$113,695,095		$13,453,449		$–0	–	$127,148,544
Financials	49,860,559		29,945,298		–0	–	79,805,857
Health Care	54,145,860		21,436,065		–0	–	75,581,925
Consumer Discretionary	42,799,496		20,723,297		–0	–	63,522,793
Industrials	34,824,933		26,256,449		–0	–	61,081,382
Consumer Staples	26,938,475		16,539,021		–0	–	43,477,496
Communication Services	33,913,590		6,601,416		–0	–	40,515,006
Energy	16,498,445		6,924,888		–0	–	23,423,333
Materials	10,232,361		12,135,095		–0	–	22,367,456
Utilities	10,340,060		5,657,724		–0	–	15,997,784
Real Estate	9,618,454		3,697,512		–0	–	13,315,966
Purchased Options—Puts	–0	–	508,836		–0	–	508,836
Short-Term Investments	213,952,918		–0	–	–0	–	213,952,918
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,508,670		–0	–	–0	–	3,508,670

Total Investments in Securities	620,328,916		163,879,050		–0	–	784,207,966
Other Financial Instruments(a):
Assets:
Futures	960,478		–0	–	–0	–	960,478	(b)
Forward Currency Exchange Contracts	–0	–	1,928,687		–0	–	1,928,687
Liabilities:
Futures	(4,035,236)		–0	–	–0	–	(4,035,236	)(b)
Forward Currency Exchange Contracts	–0	–	(762,572)		–0	–	(762,572)
Put Written Options	–0	–	(135,467)		–0	–	(135,467)

Total	$617,254,158		$164,909,698		$–0	–	$782,163,856

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)	Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

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GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Portfolio are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .60% of the first $100 million, .45% of the excess over $100 million up to $1 billion and .40% of the excess over $1 billion of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. Prior to January 1, 2020, the Portfolio paid the Adviser an advisory fee at an annual rate of .60% of the Portfolio’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses, to the extent necessary to limit total operating expenses (excluding interest expense, taxes, extraordinary expenses, expenses associated with securities sold short, and brokerage commissions and other transaction costs), inclusive of the Portfolio’s proportionate share of fees and expenses of registered investment companies or series thereof in which the Portfolio invests (“Acquired Fund Expenses”) on an annual basis (the “Expense Caps”) to .75% and 1.00% of daily average net assets for Class A and Class B, respectively. The Expense Caps may not be terminated by the Adviser before May 1, 2024. For the six months ended June 30, 2023, there were no such operating expenses waived by the Adviser. For the six months ended June 30, 2023, such waiver for Acquired Fund Expenses for both affiliated and unaffiliated underlying portfolios amounted to $130,820 and $0, respectively.

30

AB Variable Products Series Fund

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2023 is as follows:

Portfolio	Market Value 12/31/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/23 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$244,271	$66,448	$96,766	$213,953	$5,471
AB Government Money Market Portfolio*	64	11,919	8,474	3,509	3

Total				$217,462	$5,474

*	Investments of cash collateral for securities lending transactions (see Note E).

During the year ended December 31, 2022, the Adviser reimbursed the Portfolio $242,720, for trading losses incurred due to a trade entry error.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2023, the reimbursement for such services amounted to $47,489.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $900 for the six months ended June 30, 2023.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2023 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$9,124,968		$10,607,025
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$70,410,772
Gross unrealized depreciation	(66,328,989)

Net unrealized appreciation	$4,081,783

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GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2023, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2023, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under

32

AB Variable Products Series Fund

“Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Portfolio’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

During the six months ended June 30, 2023, the Portfolio held purchased options for hedging and non-hedging purposes.

During the six months ended June 30, 2023, the Portfolio held written options for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended June 30, 2023, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$386,888	*	Payable for variation margin on futures	$2,973,859	*
Equity contracts	Receivable for variation margin on futures	573,590	*	Payable for variation margin on futures	1,061,377	*

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GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$1,928,687	Unrealized depreciation on forward currency exchange contracts	$762,572

Equity contracts	Investments in securities, at value	508,836
Equity contracts			Options written, at value	135,467

Total		$3,398,001		$4,933,275

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(1,892,624)	$1,551,014

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	(1,788,921)	(1,455,878)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(3,472,688)	4,703,611

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(9,828,381)	(1,476,226)

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation (depreciation) of options written	4,414,330	182,550

Total		$(12,568,284)	$3,505,071

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2023:

Futures:
Average notional amount of buy contracts	$270,222,764
Average notional amount of sale contracts	$59,562,185
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$19,766,175
Average principal amount of sale contracts	$138,881,578
Purchased Options:
Average notional amount	$159,801,473
Options Written:
Average notional amount	$169,277,430

34

AB Variable Products Series Fund

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2023. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Barclays Bank PLC	$86,332	$–0	–	$–0–	$–0–	$86,332
Citibank, NA	196,253	–0	–	–0–	–0–	196,253
Deutsche Bank AG	475	(475)		–0–	–0–	–0	–
Goldman Sachs Bank USA	1,320,052	–0	–	–0–	–0–	1,320,052
Morgan Stanley Capital Services, Inc.	305,758	–0	–	–0–	–0–	305,758
State Street Bank & Trust Co.	19,817	–0	–	–0–	–0–	19,817

Total	$1,928,687	$(475)		$–0–	$–0–	$1,928,212	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of New York (The)	$62,716	$–0	–	$–0–	$–0–	$62,716
Deutsche Bank AG	601,081	(475)		–0–	–0–	600,606
HSBC Bank USA	98,775	–0	–	–0–	–0–	98,775

Total	$762,572	$(475)		$–0–	$–0–	$762,097	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the

35

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2023 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	AB Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$10,974,288	$3,508,670	$7,935,216	$10,580	$2,887	$175

*	As of June 30, 2023.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
Class B
Shares sold	560,496		1,710,854	$5,947,464		$18,775,444
Shares issued on reinvestment of dividends and distributions	–0	–	2,584,840	–0	–	27,864,579
Shares redeemed	(6,088,070)		(12,899,724)	(64,973,383)		(139,864,463)

Net decrease	(5,527,574)		(8,604,030)	$(59,025,919)		$(93,224,440)

There were no transactions in capital shares for Class A for the six months ended June 30, 2023 and the year ended December 31, 2022.

At June 30, 2023, a shareholder of the Portfolio owned 97% of the Portfolio’s outstanding shares. Significant transactions by such shareholder, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s investments will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

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AB Variable Products Series Fund

Allocation Risk—The allocation of investments among asset classes may have a significant effect on the Portfolio’s net asset value, or NAV, when the asset classes in which the Portfolio has invested more heavily perform worse than the asset classes invested in less heavily.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

High Yield Securities Risk—Investments in fixed-income securities with ratings below investment grade (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade than other types of securities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, Contractholders of the Portfolio bear both their proportionate share of expenses in the Portfolio (including management fees) and, indirectly, the expenses of the investment companies in which the Portfolio invests (to the extent these expenses are not waived or reimbursed by the Adviser).

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

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GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Non-Diversification Risk—The Portfolio may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s NAV.

LIBOR Transition and Associated Risk—The Portfolio may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. As announced by the FCA and LIBOR’s administrator, ICE Benchmark Administration, most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) have not been published since the end of 2021, but the most widely used U.S. Dollar LIBOR settings are expected to continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the law by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolio’s performance and/or NAV. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2023.

38

AB Variable Products Series Fund

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2023 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2022 and December 31, 2021 were as follows:

	2022	2021
Distributions paid from:
Ordinary income	$5,569,110	$–0	–
Net long-term capital gains	22,295,869	–0	–

Total taxable distributions paid	$27,864,979	$–0	–

As of December 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$17,046,420
Accumulated capital and other losses	(54,182,072	)(a)
Unrealized appreciation (depreciation)	(66,838,845	)(b)

Total accumulated earnings (deficit)	$(103,974,497)

(a)	As of December 31, 2022, the Portfolio had a net capital loss carryforward of $53,988,910. As of December 31, 2022, the cumulative deferred loss on straddles was $193,162.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2022, the Portfolio had a net short-term capital loss carryforward of $20,444,327 and a net long-term capital loss carryforward of $33,544,583, which may be carried forward for an indefinite period.

NOTE J: Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

39

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31,
2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.30	$12.36	$11.02	$11.27	$9.79	$10.83

Income From Investment Operations
Net investment income (loss)(a)(b)	.13	.13	(.01)	.03	.11	.09
Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.82	(1.83)	1.35	.23	1.61	(.55)
Contributions from Affiliates	–0	–	.00	(c)	.00	(c)	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	.95	(1.70)	1.34	.26	1.72	(.46)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.08)	–0	–	(.17)	(.24)	–0	–
Distributions from net realized gain on investment transactions	–0	–	(.28)	–0	–	(.34)	–0	–	(.58)

Total dividends and distributions	–0	–	(.36)	–0	–	(.51)	(.24)	(.58)

Net asset value, end of period	$11.25	$10.30	$12.36	$11.02	$11.27	$9.79

Total Return
Total investment return based on net asset value(d)	9.22%	(13.88)%	12.16%	2.72%	17.61%	(4.62)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13	$11	$14	$12	$12	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)‡	.47	%^	.49%	.68%	.69%	.68%	.67%
Expenses, before waivers/reimbursements(e)(f)‡	.50	%^	.52%	.72%	.95%	.95%	.92%
Net investment income (loss)(b)	2.47	%^	1.19%	(.09)%	.27%	1.05%	.88%
Portfolio turnover rate	2%	2%	18%	31%	29%	67%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0.03	%^	.04%	.03%	.06%	.07%	.08%

See footnote summary on page 42.

40

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31,
2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.20	$12.25	$10.94	$11.19	$9.72	$10.78

Income From Investment Operations
Net investment income(a)(b)	.12	.10	.01	.00	(c)	.08	.07
Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.80	(1.80)	1.30	.23	1.60	(.55)
Contributions from Affiliates	–0	–	.00	(c)	.00	(c)	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	.92	(1.70)	1.31	.23	1.68	(.48)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.07)	–0	–	(.14)	(.21)	–0	–
Distributions from net realized gain on investment transactions	–0	–	(.28)	–0	–	(.34)	–0	–	(.58)

Total dividends and distributions	–0	–	(.35)	–0	–	(.48)	(.21)	(.58)

Net asset value, end of period	$11.12	$10.20	$12.25	$10.94	$11.19	$9.72

Total Return
Total investment return based on net asset value(d)	9.02%	(14.07)%	11.97%	2.45%	17.32%	(4.84)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$810,195	$799,391	$1,065,829	$89,696	$95,350	$89,127
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)‡	.76	%^	.75%	.75%	.94%	.94%	.92%
Expenses, before waivers/reimbursements(e)(f)‡	.79	%^	.79%	.78%	1.20%	1.20%	1.16%
Net investment income(b)	2.18	%^	.92%	.09%	.01%	.78%	.64%
Portfolio turnover rate	2%	2%	18%	31%	29%	67%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	0.03	%^	.04%	.03%	.06%	.07%	.08%

See footnote summary on page 42.

41

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the six months ended June 30, 2023 and the years ended December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and December 31, 2018, such waiver amounted to .03% (annualized), .04%, .03%, ..06%, .07% and .08%, respectively.

(f)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31,
			2022	2021	2020	2019	2018
Class A
Net of waivers/reimbursements	.47	%^	.49%	.68%	.69%	.68%	.67%
Before waivers/reimbursements	.50	%^	.52%	.72%	.95%	.94%	.92%
Class B
Net of waivers/reimbursements	.76	%^	.75%	.75%	.94%	.93%	.92%
Before waivers/reimbursements	.79	%^	.79%	.78%	1.20%	1.19%	1.16%

^	Annualized.

See notes to financial statements.

42

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO	AB Variable Products Series Fund

OPERATION AND EFFECTIVENESS OF THE PORTFOLIO’S LIQUIDITY RISK MANAGEMENT PROGRAM:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolio to designate an Administrator of the Portfolio’s Liquidity Risk Management Program. The Administrator of the Portfolio’s LRMP is AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolio’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolio’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolio will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolio classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolio’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolio participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolio’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolio’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Portfolio or its ability to timely meet redemptions during the Program Reporting Period.

43

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Global Risk Allocation—Moderate Portfolio (the “Fund”) at a meeting held in-person on August 2-3, 2022 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2020 and 2021 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

44

AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in 2020. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2021 was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s recent profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended May 31, 2022 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

45

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than a breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale.

46

VPS-GRA-0152-0623

JUN    06.30.23

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS
SERIES FUND, INC.

+	INTERNATIONAL VALUE PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

INTERNATIONAL VALUE PORTFOLIO

EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,130.50	$4.75	0.90%
Hypothetical**	$1,000	$1,020.33	$4.51	0.90%

Class B
Actual	$1,000	$1,128.70	$6.07	1.15%
Hypothetical**	$1,000	$1,019.09	$5.76	1.15%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

1

INTERNATIONAL VALUE PORTFOLIO
TEN LARGEST HOLDINGS[1]

June 30, 2023 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Nestle SA (REG)	$10,242,823	3.7%
Roche Holding AG (Genusschein)	9,903,334	3.6
Sanofi	7,575,736	2.8
Shell PLC	7,025,635	2.6
British American Tobacco PLC	6,228,105	2.3
Koninklijke Ahold Delhaize NV	5,951,959	2.2
Airbus SE	5,919,178	2.2
Repsol SA	5,592,531	2.0
Safran SA	5,574,164	2.0
Stellantis NV (France)	5,535,156	2.0

	$69,548,621	25.4%

SECTOR BREAKDOWN2

June 30, 2023 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Industrials	$44,651,310	16.4%
Financials	36,818,744	13.6
Consumer Discretionary	36,045,935	13.3
Consumer Staples	32,672,813	12.0
Health Care	29,167,437	10.7
Materials	23,862,770	8.8
Communication Services	19,412,044	7.1
Energy	16,265,277	6.0
Information Technology	14,747,547	5.4
Utilities	9,729,033	3.6
Real Estate	3,667,262	1.4
Short-Term Investments	4,562,648	1.7

Total Investments	$271,602,820	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

INTERNATIONAL VALUE PORTFOLIO
COUNTRY BREAKDOWN[1]

June 30, 2023 (unaudited)	AB Variable Products Series Fund

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Japan	$57,004,147	21.0%
France	46,656,406	17.2
United Kingdom	46,312,781	17.0
United States	31,353,494	11.5
Netherlands	13,229,338	4.9
Ireland	8,755,857	3.2
Italy	8,140,607	3.0
Germany	8,079,749	3.0
South Korea	7,801,778	2.9
Spain	5,592,531	2.1
Portugal	5,013,787	1.8
Australia	4,920,304	1.8
Belgium	4,876,981	1.8
Other	19,302,412	7.1
Short-Term Investments	4,562,648	1.7

Total Investments	$271,602,820	100.0%

1	The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.5% or less in the following: Austria, Canada, Denmark, Israel, Luxembourg and South Africa.

3

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2023 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–97.7%

INDUSTRIALS–16.3%
AEROSPACE & DEFENSE–7.2%
Airbus SE	40,940	$5,919,178
BAE Systems PLC	322,610	3,803,970
Melrose Industries PLC	692,960	4,464,800
Safran SA	35,570	5,574,164

		19,762,112

ELECTRICAL EQUIPMENT–2.7%
Fuji Electric Co., Ltd.	88,200	3,883,007
Prysmian SpA	81,900	3,425,361

		7,308,368

INDUSTRIAL CONGLOMERATES–1.0%
Hitachi Ltd.	45,700	2,841,466

MACHINERY–4.0%
Alstom SA	92,706	2,767,345
Amada Co., Ltd.	535,500	5,283,170
Kawasaki Heavy Industries Ltd.	109,200	2,795,796

		10,846,311

PROFESSIONAL SERVICES–1.4%
dip Corp.	69,600	1,738,521
UT Group Co., Ltd.(a)	101,900	2,154,532

		3,893,053

		44,651,310

FINANCIALS–13.5%
BANKS–9.2%
ABN AMRO Bank NV(b)	220,030	3,419,980
Bank Leumi Le-Israel BM	89,340	669,478
Bank of Ireland Group PLC	342,271	3,267,811
Erste Group Bank AG	116,350	4,081,309
KBC Group NV	69,870	4,876,981
NatWest Group PLC	1,677,740	5,127,993
Resona Holdings, Inc.	752,400	3,602,471

		25,046,023

FINANCIAL SERVICES–1.0%
ORIX Corp.	149,300	2,722,663

INSURANCE–3.3%
SCOR SE	140,480	4,129,754
Suncorp Group Ltd.(c)	547,600	4,920,304

		9,050,058

		36,818,744

CONSUMER DISCRETIONARY–13.2%
AUTOMOBILE COMPONENTS–1.0%
Forvia (Paris)(a)	119,124	2,811,457

AUTOMOBILES–3.5%
Stellantis NV (France)	314,878	5,535,156

Company	Shares	U.S. $ Value

Suzuki Motor Corp.	108,600	$3,938,139

		9,473,295

HOTELS, RESTAURANTS & LEISURE–1.4%
Entain PLC	230,600	3,728,749

HOUSEHOLD DURABLES–2.7%
Persimmon PLC	190,360	2,480,332
Sony Group Corp.	53,200	4,802,373

		7,282,705

SPECIALTY RETAIL–0.8%
Kingfisher PLC	789,560	2,327,020

TEXTILES, APPAREL & LUXURY GOODS–3.8%
Burberry Group PLC	128,950	3,479,517
Kering SA	7,530	4,158,060
Pandora A/S	31,160	2,785,132

		10,422,709

		36,045,935

CONSUMER STAPLES–12.0%
BEVERAGES–1.4%
Heineken NV	37,510	3,857,399

CONSUMER STAPLES DISTRIBUTION & RETAIL–3.7%
Carrefour SA	211,730	4,012,435
Koninklijke Ahold Delhaize NV	174,580	5,951,959

		9,964,394

FOOD PRODUCTS–4.6%
Nestle SA (REG)	85,150	10,242,823
Nomad Foods Ltd.(a)	135,850	2,380,092

		12,622,915

TOBACCO–2.3%
British American Tobacco PLC	187,450	6,228,105

		32,672,813

HEALTH CARE–10.7%
HEALTH CARE EQUIPMENT & SUPPLIES–1.9%
ConvaTec Group PLC(b)	949,039	2,475,158
LivaNova PLC(a)	55,050	2,831,222

		5,306,380

HEALTH CARE PROVIDERS & SERVICES–1.6%
Fresenius SE & Co. KGaA	154,420	4,283,111

PHARMACEUTICALS–7.2%
Nippon Shinyaku Co., Ltd.	51,300	2,098,876
Roche Holding AG (Genusschein)	32,420	9,903,334

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Sanofi	70,370	$7,575,736

		19,577,946

		29,167,437

MATERIALS–8.7%
CHEMICALS–2.7%
Arkema SA	39,140	3,690,761
Tosoh Corp.	319,000	3,773,171

		7,463,932

CONSTRUCTION MATERIALS–2.0%
CRH PLC	99,480	5,488,047

METALS & MINING–4.0%
Anglo American PLC	138,700	3,949,272
ArcelorMittal SA	152,840	4,170,109
Endeavour Mining PLC	116,233	2,791,410

		10,910,791

		23,862,770

COMMUNICATION SERVICES–7.1%
DIVERSIFIED TELECOMMUNICATION SERVICES–2.4%
Deutsche Telekom AG (REG)	174,010	3,796,638
Nippon Telegraph & Telephone Corp.	2,295,000	2,715,688

		6,512,326

ENTERTAINMENT–3.6%
GungHo Online Entertainment, Inc.	124,200	2,445,692
Konami Group Corp.	84,600	4,436,510
Ubisoft Entertainment SA(a)	103,190	2,916,709

		9,798,911

MEDIA–1.1%
Criteo SA (Sponsored ADR)(a)	91,903	3,100,807

		19,412,044

ENERGY–5.9%
ENERGY EQUIPMENT & SERVICES–2.5%
Shell PLC	233,230	7,025,635

OIL, GAS & CONSUMABLE FUELS–3.4%
Cameco Corp.	116,450	3,647,111
Repsol SA(c)	384,525	5,592,531

		9,239,642

		16,265,277

INFORMATION TECHNOLOGY–5.4%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–3.8%
NXP Semiconductors NV	13,880	2,840,959

Company	Shares	U.S. $ Value

SK Hynix, Inc.	38,690	$3,399,473
Tokyo Electron Ltd.	28,500	4,104,810

		10,345,242

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.6%
Samsung Electronics Co., Ltd.	79,950	4,402,305

		14,747,547

UTILITIES–3.6%
ELECTRIC UTILITIES–3.6%
EDP–Energias de Portugal SA	1,025,804	5,013,787
Enel SpA(c)	699,340	4,715,246

		9,729,033

REAL ESTATE–1.3%
REAL ESTATE MANAGEMENT & DEVELOPMENT–1.3%
Daito Trust Construction Co., Ltd.	36,200	3,667,262

Total Common Stocks (cost $242,734,047)		267,040,172

SHORT-TERM INVESTMENTS–1.6%
INVESTMENT COMPANIES–1.6%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.02%(d)(e)(f) (cost $4,562,648)	4,562,648	4,562,648

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–99.3% (cost $247,296,695)		271,602,820

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.3%
INVESTMENT COMPANIES–0.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.02%(d)(e)(f) (cost $746,915)	746,915	746,915

TOTAL INVESTMENTS–99.6% (cost $248,043,610)		272,349,735
Other assets less liabilities–0.4%		980,117

NET ASSETS–100.0%		$273,329,852

5

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	7,129	USD	1,479	07/05/2023	$(9,577)
Bank of America, NA	USD	1,401	BRL	7,129	07/05/2023	87,646
Bank of America, NA	GBP	3,533	USD	4,402	07/21/2023	(85,684)
Bank of America, NA	KRW	8,744,242	USD	6,644	07/27/2023	1,650
Bank of America, NA	EUR	1,343	USD	1,441	07/31/2023	(25,475)
Bank of America, NA	USD	15,408	AUD	22,688	08/25/2023	(272,346)
Bank of America, NA	USD	835	JPY	114,844	08/25/2023	(32,386)
Bank of America, NA	USD	1,768	NOK	18,581	09/13/2023	(33,125)
Barclays Bank PLC	HKD	12,331	USD	1,585	07/12/2023	11,313
Barclays Bank PLC	USD	1,580	HKD	12,331	07/12/2023	(5,839)
Barclays Bank PLC	EUR	13,594	USD	14,970	07/31/2023	117,898
Barclays Bank PLC	EUR	4,020	USD	4,344	07/31/2023	(48,848)
Barclays Bank PLC	JPY	130,194	USD	930	08/25/2023	20,660
Barclays Bank PLC	USD	8,986	SEK	94,953	09/13/2023	(152,959)
BNP Paribas SA	GBP	831	USD	1,057	07/21/2023	1,996
Citibank, NA	EUR	484	USD	531	07/31/2023	1,935
Citibank, NA	EUR	2,523	USD	2,752	07/31/2023	(4,744)
Goldman Sachs Bank USA	USD	672	ILS	2,491	08/08/2023	549
JPMorgan Chase Bank, NA	KRW	943,823	USD	714	07/27/2023	(3,422)
JPMorgan Chase Bank, NA	EUR	1,073	USD	1,169	07/31/2023	(3,197)
Morgan Stanley Capital Services, Inc.	BRL	7,129	USD	1,488	07/05/2023	(870)
Morgan Stanley Capital Services, Inc.	USD	1,479	BRL	7,129	07/05/2023	9,577
Morgan Stanley Capital Services, Inc.	USD	1,295	CNH	8,856	07/07/2023	(76,494)
Morgan Stanley Capital Services, Inc.	USD	1,386	MXN	25,188	07/13/2023	83,052
Morgan Stanley Capital Services, Inc.	CHF	1,354	USD	1,513	07/21/2023	(1,964)
Morgan Stanley Capital Services, Inc.	USD	7,680	CHF	6,854	07/21/2023	(10,564)
Morgan Stanley Capital Services, Inc.	USD	1,352	GBP	1,090	07/21/2023	31,713
Morgan Stanley Capital Services, Inc.	USD	1,651	GBP	1,294	07/21/2023	(7,723)
Morgan Stanley Capital Services, Inc.	KRW	680,591	USD	510	07/27/2023	(7,233)
Morgan Stanley Capital Services, Inc.	USD	319	KRW	421,508	07/27/2023	927
Morgan Stanley Capital Services, Inc.	EUR	1,260	USD	1,356	07/31/2023	(20,505)
Morgan Stanley Capital Services, Inc.	USD	1,480	BRL	7,129	08/02/2023	1,180
Morgan Stanley Capital Services, Inc.	USD	981	JPY	137,918	08/25/2023	(17,675)
Natwest Markets PLC	USD	3,655	SGD	4,849	07/13/2023	(68,664)
Standard Chartered Bank	USD	1,218	GBP	958	07/21/2023	(1,098)
State Street Bank & Trust Co.	GBP	669	USD	834	07/21/2023	(15,417)
State Street Bank & Trust Co.	USD	728	CHF	650	07/21/2023	(1,054)
State Street Bank & Trust Co.	USD	124	GBP	97	07/21/2023	(52)
State Street Bank & Trust Co.	EUR	954	USD	1,046	07/31/2023	3,904
State Street Bank & Trust Co.	EUR	1,871	USD	2,015	07/31/2023	(28,757)
State Street Bank & Trust Co.	USD	957	EUR	884	07/31/2023	8,873
State Street Bank & Trust Co.	USD	3,181	EUR	2,911	07/31/2023	(494)
State Street Bank & Trust Co.	USD	230	ILS	853	08/08/2023	247
State Street Bank & Trust Co.	USD	2,011	JPY	277,655	08/25/2023	(72,058)
UBS AG	USD	1,308	GBP	1,053	07/21/2023	29,971
UBS AG	USD	857	EUR	794	07/31/2023	10,194
UBS AG	CAD	4,337	USD	3,241	08/24/2023	(34,994)
UBS AG	USD	2,058	JPY	288,676	08/25/2023	(41,281)

						$(661,214)

6

AB Variable Products Series Fund

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $5,895,138 or 2.2% of net assets.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

ILS—Israeli Shekel

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

REG—Registered Shares

See notes to financial statements.

7

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2023 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $242,734,047)	$267,040,172	(a)
Affiliated issuers (cost $5,309,563—including investment of cash collateral for securities loaned of $746,915)	5,309,563
Foreign currencies, at value (cost $240,071)	238,623
Receivable for investment securities sold	2,413,216
Unaffiliated dividends receivable	973,352
Unrealized appreciation on forward currency exchange contracts	423,285
Receivable for capital stock sold	66,837
Affiliated dividends receivable	18,725

Total assets	276,483,773

LIABILITIES
Unrealized depreciation on forward currency exchange contracts	1,084,499
Payable for collateral received on securities loaned	746,915
Payable for investment securities purchased and foreign currency transactions	435,794
Payable for capital stock redeemed	419,125
Advisory fee payable	182,811
Distribution fee payable	51,440
Administrative fee payable	21,885
Transfer Agent fee payable	150
Directors’ fees payable	150
Accrued expenses	211,152

Total liabilities	3,153,921

NET ASSETS	$273,329,852

COMPOSITION OF NET ASSETS
Capital stock, at par	$18,756
Additional paid-in capital	261,143,840
Distributable earnings	12,167,256

NET ASSETS	$273,329,852

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$44,811,822	3,060,604	$14.64

B	$228,518,030	15,694,938	$14.56

(a)	Includes securities on loan with a value of $5,825,053 (see Note E).

See notes to financial statements.

8

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2023 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $1,006,879)	$5,219,322
Affiliated issuers	67,969
Interest	50,882
Foreign withholding tax reclaims (see Note A.4)	48,861
Securities lending income	12,779

5,399,813

EXPENSES
Advisory fee (see Note B)	1,040,540
Distribution fee—Class B	293,011
Transfer agency—Class A	456
Transfer agency—Class B	2,482
Custody and accounting	54,737
Administrative	47,496
Audit and tax	35,965
Legal	19,808
Printing	16,511
Directors’ fees	10,350
Miscellaneous	11,540

Total expenses before bank overdraft expense	1,532,896
Bank overdraft expense	8,067

Total expenses	1,540,963
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(1,585)

Net expenses	1,539,378

Net investment income	3,860,435

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investment transactions	2,342,446
Forward currency exchange contracts	289,486
Foreign currency transactions	72,174
Net change in unrealized appreciation (depreciation) of:
Investments	27,270,033
Forward currency exchange contracts	(768,372)
Foreign currency denominated assets and liabilities	39,544

Net gain on investment and foreign currency transactions	29,245,311

NET INCREASE IN NET ASSETS FROM OPERATIONS	$33,105,746

See notes to financial statements.

9

INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,860,435		$8,628,450
Net realized gain (loss) on investment and foreign currency transactions	2,704,106		(7,826,246)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	26,541,205		(49,220,620)

Net increase (decrease) in net assets from operations	33,105,746		(48,418,416)
Distributions to Shareholders
Class A	–0	–	(1,768,399)
Class B	–0	–	(9,099,819)
Return of capital
Class A	–0	–	(100,200)
Class B	–0	–	(515,610)
CAPITAL STOCK TRANSACTIONS
Net decrease	(23,032,763)		(26,752,504)

Total increase (decrease)	10,072,983		(86,654,948)
NET ASSETS
Beginning of period	263,256,869		349,911,817

End of period	$273,329,852		$263,256,869

See notes to financial statements.

10

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB International Value Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers 10 separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

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INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

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AB Variable Products Series Fund

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Industrials	$–0	–	$44,651,310		$–0	–	$44,651,310
Financials	–0	–	36,818,744		–0	–	36,818,744
Consumer Discretionary	–0	–	36,045,935		–0	–	36,045,935
Consumer Staples	2,380,092		30,292,721		–0	–	32,672,813
Health Care	2,831,222		26,336,215		–0	–	29,167,437
Materials	–0	–	23,862,770		–0	–	23,862,770
Communication Services	3,100,807		16,311,237		–0	–	19,412,044
Energy	3,647,111		12,618,166		–0	–	16,265,277
Information Technology	2,840,959		11,906,588		–0	–	14,747,547
Utilities	–0	–	9,729,033		–0	–	9,729,033
Real Estate	–0	–	3,667,262		–0	–	3,667,262
Short-Term Investments	4,562,648		–0	–	–0	–	4,562,648
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	746,915		–0	–	–0	–	746,915

Total Investments in Securities	20,109,754		252,239,981	(a)	–0	–	272,349,735
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	–0	–	423,285		–0	–	423,285
Liabilities:
Forward Currency Exchange Contracts	–0	–	(1,084,499)		–0	–	(1,084,499)

Total	$20,109,754		$251,578,767		$–0	–	$271,688,521

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and

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INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned. The Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Portfolio may record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

In consideration of recent decisions rendered by the European courts, the Portfolio filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar year 2015. These filings are subject to various administrative and judicial proceedings within these countries. For the six months ended June 30, 2023, the Portfolio successfully recovered taxes withheld by France and is reflected in the statement of operations. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.20% and 1.45% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2023, there were no expenses waived by the Adviser.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2023, the reimbursement for such services amounted to $47,496.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $900 for the six months ended June 30, 2023.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a

14

AB Variable Products Series Fund

net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2023, such waiver amounted to $1,448.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2023 is as follows:

Portfolio	Market Value 12/31/22 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,934		$47,755	$48,126	$4,563	$68
Government Money Market Portfolio*	–0	–	17,833	17,086	747	2

Total					$5,310	$70

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2023 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$57,959,863		$76,422,039
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$39,405,204
Gross unrealized depreciation	(15,760,293)

Net unrealized appreciation	$23,644,911

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The principal type of derivative utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2023, the Portfolio held forward currency exchange contracts for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended June 30, 2023, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$423,285	Unrealized depreciation on forward currency exchange contracts	$1,084,499

Total		$423,285		$1,084,499

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$289,486	$(768,372)

Total		$289,486	$(768,372)

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AB Variable Products Series Fund

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2023:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$55,281,385
Average principal amount of sale contracts	$52,181,195

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2023. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivative Assets
Bank of America, NA	$89,296	$(89,296)		$–0	–	$–0	–	$–0	–
Barclays Bank PLC	149,871	(149,871)		–0	–	–0	–	–0	–
BNP Paribas SA	1,996	–0	–	–0	–	–0	–	1,996
Citibank, NA	1,935	(1,935)		–0	–	–0	–	–0	–
Goldman Sachs Bank USA	549	–0	–	–0	–	–0	–	549
Morgan Stanley Capital Services, Inc.	126,449	(126,449)		–0	–	–0	–	–0	–
State Street Bank & Trust Co.	13,024	(13,024)		–0	–	–0	–	–0	–
UBS AG	40,165	(40,165)		–0	–	–0	–	–0	–

Total	$423,285	$(420,740)		$–0	–	$–0	–	$2,545	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Bank of America, NA	$458,593	$(89,296)		$–0	–	$–0	–	$369,297
Barclays Bank PLC	207,646	(149,871)		–0	–	–0	–	57,775
Citibank, NA	4,744	(1,935)		–0	–	–0	–	2,809
JPMorgan Chase Bank, NA	6,619	–0	–	–0	–	–0	–	6,619
Morgan Stanley Capital Services, Inc.	143,028	(126,449)		–0	–	–0	–	16,579
Natwest Markets PLC	68,664	–0	–	–0	–	–0	–	68,664
Standard Chartered Bank	1,098	–0	–	–0	–	–0	–	1,098
State Street Bank & Trust Co.	117,832	(13,024)		–0	–	–0	–	104,808
UBS AG	76,275	(40,165)		–0	–	–0	–	36,110

Total	$1,084,499	$(420,740)		$–0	–	$–0	–	$663,759	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

17

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2023 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$5,825,053	$746,915	$5,337,779	$10,830	$1,949	$137

*	As of June 30, 2023.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
Class A
Shares sold	246,092		459,051	$3,533,371		$6,374,956
Shares issued in reinvestment of dividends	–0	–	143,446	–0	–	1,868,599
Shares redeemed	(289,056)		(372,951)	(4,067,075)		(5,083,971)

Net increase (decrease)	(42,964)		229,546	$(533,704)		$3,159,584

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AB Variable Products Series Fund

	SHARES			AMOUNT
	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
Class B
Shares sold	958,783		1,107,715	$13,568,816		$14,215,373
Shares issued on reinvestment of dividends	–0	–	741,725	–0	–	9,615,429
Shares redeemed	(2,560,681)		(4,064,954)	(36,067,875)		(53,742,890)

Net decrease	(1,601,898)		(2,215,514)	$(22,499,059)		$(29,912,088)

At June 30, 2023, certain shareholders of the Portfolio owned 56% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

LIBOR Transition and Associated Risk—The Portfolio may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. As announced by the FCA and LIBOR’s administrator, ICE Benchmark Administration, most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) have not been published since the end of 2021, but the most widely used U.S. Dollar LIBOR settings are expected to continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financ-

19

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

ing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the law by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolio’s performance and/or NAV. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2023.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2023 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2022 and December 31, 2021 were as follows:

	2022	2021
Distributions paid from:
Ordinary income	$10,868,218	$6,055,715

Total taxable distributions paid	$10,868,218	$6,055,715

Return of Capital	615,810	–0	–

Total distribution paid	$11,484,028	$6,055,715

20

AB Variable Products Series Fund

As of December 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(15,063,122	)(a)
Unrealized appreciation (depreciation)	(5,875,368	)(b)

Total accumulated earnings (deficit)	$(20,938,490)

(a)	As of December 31, 2022, the Portfolio had a net capital loss carryforward of $15,063,122.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2022, the Fund had a net short-term capital loss carryforward of $12,222,950 and a net long-term capital loss carryforward of $2,840,172, which may be carried forward for an indefinite period.

NOTE J: Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

21

INTERNATIONAL VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31,
2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.95	$15.72	$14.45	$14.37	$12.38	$16.30

Income From Investment Operations
Net investment income(a)(b)	.21	.44	.37	.18	.28	.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.48	(2.58)	1.22	.14	1.84	(3.94)

Net increase (decrease) in net asset value from operations	1.69	(2.14)	1.59	.32	2.12	(3.69)

Less: Dividends
Dividends from net investment income	–0	–	(.60)	(.32)	(.24)	(.13)	(.23)
Return of capital	–0	–	(.03)	–0	–	–0	–	–0	–	–0	–

Total dividends	–0	–	(.63)	(.32)	(.24)	(.13)	(.23)

Net asset value, end of period	$14.64	$12.95	$15.72	$14.45	$14.37	$12.38

Total Return
Total investment return based on net asset value(c)*	13.05%	(13.61)%	11.08%	2.46%	17.14%	(22.79)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,812	$40,197	$45,175	$41,994	$54,042	$57,234
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.90	%^	.88%	.90%	.91%	.90%	.86%
Expenses, before waivers/reimbursements(d)	.90	%^	.89%	.90%	.92%	.90%	.87%
Net investment income(b)	2.97	%^	3.24%	2.34%	1.47%	2.10%	1.65%
Portfolio turnover rate	22%	37%	43%	54%	44%	42%

See footnote summary on page 24.

22

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31,
2022	2021	2020	2019	2018
Net asset value, beginning of period	$12.90	$15.62	$14.34	$14.24	$12.29	$16.15

Income From Investment Operations
Net investment income(a)(b)	.19	.40	.32	.14	.24	.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.47	(2.56)	1.23	.15	1.82	(3.92)

Net increase (decrease) in net asset value from operations	1.66	(2.16)	1.55	.29	2.06	(3.69)

Less: Dividends
Dividends from net investment income	–0	–	(.53)	(.27)	(.19)	(.11)	(.17)
Return of capital	–0	–	(.03)	–0	–	–0	–	–0	–	–0	–

Total dividends	–0	–	(.56)	(.27)	(.19)	(.11)	(.17)

Net asset value, end of period	$14.56	$12.90	$15.62	$14.34	$14.24	$12.29

Total Return
Total investment return based on net asset value(c)*	12.87%	(13.80)%	10.86%	2.21%	16.79%	(22.98)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$228,518	$223,060	$304,737	$299,415	$323,582	$309,576
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.15	%^	1.13%	1.15%	1.16%	1.15%	1.11%
Expenses, before waivers/reimbursements(d)	1.15	%^	1.14%	1.15%	1.17%	1.15%	1.11%
Net investment income(b)	2.75	%^	2.98%	2.08%	1.18%	1.84%	1.50%
Portfolio turnover rate	22%	37%	43%	54%	44%	42%

See footnote summary on page 24.

23

INTERNATIONAL VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude bank overdraft expense:

	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31,
			2022	2021	2020	2019	2018
Class A
Net of waivers/reimbursements	.89	%^	.88%	.90%	.91%	.90%	.86%
Before waivers/reimbursements	.89	%^	.89%	.90%	.92%	.90%	.87%
Class B
Net of waivers/reimbursements	1.14	%^	1.13%	1.15%	1.16%	1.15%	1.11%
Before waivers/reimbursements	1.14	%^	1.14%	1.15%	1.17%	1.15%	1.11%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2022, December 31, 2020, and December 31, 2019 by .01%, .04% and .18%, respectively.

^	Annualized.

See notes to financial statements.

24

INTERNATIONAL VALUE PORTFOLIO	AB Variable Products Series Fund

OPERATION AND EFFECTIVENESS OF THE PORTFOLIO’S LIQUIDITY RISK MANAGEMENT PROGRAM:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolio to designate an Administrator of the Portfolio’s Liquidity Risk Management Program. The Administrator of the Portfolio’s LRMP is AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolio’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolio’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolio will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolio classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolio’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolio participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolio’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolio’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Portfolio or its ability to timely meet redemptions during the Program Reporting Period.

25

INTERNATIONAL VALUE PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Value Portfolio (the “Fund”) at a meeting held in-person on May 2-4, 2023 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous

26

AB Variable Products Series Fund

factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median. Taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, the directors noted that the Adviser’s total compensation was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

27

INTERNATIONAL VALUE PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above a median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

28

VPS-IV-0152-0623

JUN    06.30.23

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	LARGE CAP GROWTH PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

LARGE CAP GROWTH PORTFOLIO

EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*

Class A
Actual	$1,000	$1,228.00	$3.65	0.66%
Hypothetical**	$1,000	$1,021.52	$3.31	0.66%

Class B
Actual	$1,000	$1,226.60	$5.02	0.91%
Hypothetical**	$1,000	$1,020.28	$4.56	0.91%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

1

LARGE CAP GROWTH PORTFOLIO
TEN LARGEST HOLDINGS[1]

June 30, 2023 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Microsoft Corp.	$68,279,292	9.5%
Visa, Inc.—Class A	37,032,869	5.2
UnitedHealth Group, Inc.	36,827,117	5.1
Alphabet, Inc.—Class C	33,001,584	4.6
Amazon.com, Inc.	31,293,179	4.4
NVIDIA Corp.	29,662,585	4.1
Intuitive Surgical, Inc.	22,260,978	3.1
Fortinet, Inc.	22,119,146	3.1
Monster Beverage Corp.	22,090,218	3.1
Vertex Pharmaceuticals, Inc.	21,141,345	2.9

	$323,708,313	45.1%

SECTOR BREAKDOWN2

June 30, 2023 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Information Technology	$254,106,149	35.2%
Health Care	179,045,587	24.8
Consumer Discretionary	81,759,155	11.3
Financials	46,175,577	6.4
Consumer Staples	41,629,105	5.8
Industrials	40,788,782	5.7
Communication Services	37,236,895	5.2
Materials	5,937,027	0.8
Short-Term Investments	34,933,267	4.8

Total Investments	$721,611,544	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2023 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–95.8%

INFORMATION TECHNOLOGY–35.5%
COMMUNICATIONS EQUIPMENT–3.3%
Arista Networks, Inc.(a)	94,071	$15,245,146
Motorola Solutions, Inc.	27,487	8,061,388

		23,306,534

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–1.3%
Amphenol Corp.–Class A	50,511	4,290,909
Cognex Corp.	49,179	2,755,008
Zebra Technologies Corp.–Class A(a)	8,152	2,411,606

		9,457,523

IT SERVICES–0.5%
EPAM Systems, Inc.(a)	16,118	3,622,520

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–8.1%
ASML Holding NV (REG)	7,552	5,473,312
Broadcom, Inc.	4,782	4,148,050
Entegris, Inc.	38,941	4,315,442
NVIDIA Corp.	70,121	29,662,585
QUALCOMM, Inc.	118,014	14,048,387

		57,647,776

SOFTWARE–22.3%
Adobe, Inc.(a)	26,479	12,947,966
Autodesk, Inc.(a)	23,651	4,839,231
Cadence Design Systems, Inc.(a)	26,723	6,267,078
Crowdstrike Holdings, Inc.–Class A(a)	26,801	3,936,263
Fortinet, Inc.(a)	292,620	22,119,146
Manhattan Associates, Inc.(a)	21,930	4,383,368
Microsoft Corp.	200,503	68,279,292
PTC, Inc.(a)	30,230	4,301,729
Roper Technologies, Inc.	28,373	13,641,738
ServiceNow, Inc.(a)	12,038	6,764,995
Synopsys, Inc.(a)	14,219	6,191,095
Tyler Technologies, Inc.(a)	15,367	6,399,895

		160,071,796

		254,106,149

HEALTH CARE–25.0%
BIOTECHNOLOGY–3.4%
Genmab A/S (Sponsored ADR)(a)	79,469	3,020,617
Vertex Pharmaceuticals, Inc.(a)	60,076	21,141,345

		24,161,962

Company	Shares	U.S. $ Value

HEALTH CARE EQUIPMENT & SUPPLIES–8.3%
Align Technology, Inc.(a)	9,202	$3,254,195
Edwards Lifesciences Corp.(a)	175,609	16,565,197
IDEXX Laboratories, Inc.(a)	34,486	17,319,904
Intuitive Surgical, Inc.(a)	65,102	22,260,978

		59,400,274

HEALTH CARE PROVIDERS & SERVICES–5.2%
Abiomed, Inc.(a)(b)(c)	11,373	–0	–
UnitedHealth Group, Inc.	76,621	36,827,117

		36,827,117

HEALTH CARE TECHNOLOGY–2.0%
Veeva Systems, Inc.–Class A(a)	73,768	14,586,147

LIFE SCIENCES TOOLS & SERVICES–1.4%
Mettler-Toledo International, Inc.(a)	4,568	5,991,571
Waters Corp.(a)	15,935	4,247,315

		10,238,886

PHARMACEUTICALS–4.7%
Eli Lilly & Co.	28,536	13,382,813
Zoetis, Inc.	118,741	20,448,388

		33,831,201

		179,045,587

CONSUMER DISCRETIONARY–11.4%
AUTOMOBILES–0.7%
Ferrari NV	15,634	5,084,333

BROADLINE RETAIL–4.4%
Amazon.com, Inc.(a)	240,052	31,293,179

HOTELS, RESTAURANTS & LEISURE–1.3%
Chipotle Mexican Grill, Inc.(a)	4,214	9,013,746

SPECIALTY RETAIL–2.4%
Home Depot, Inc. (The)	35,938	11,163,780
Tractor Supply Co.	28,757	6,358,173

		17,521,953

TEXTILES, APPAREL & LUXURY GOODS–2.6%
Lululemon Athletica, Inc.(a)	10,847	4,105,589
NIKE, Inc.–Class B	133,554	14,740,355

		18,845,944

		81,759,155

FINANCIALS–6.4%
CAPITAL MARKETS–1.3%
MSCI, Inc.	19,482	9,142,708

3

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

FINANCIAL SERVICES–5.1%
Visa, Inc.–Class A	155,941	$37,032,869

		46,175,577

CONSUMER STAPLES–5.8%
BEVERAGES–3.1%
Monster Beverage Corp.(a)	384,579	22,090,218

CONSUMER STAPLES DISTRIBUTION & RETAIL–2.7%
Costco Wholesale Corp.	36,292	19,538,887

		41,629,105

INDUSTRIALS–5.7%
BUILDING PRODUCTS–0.9%
Otis Worldwide Corp.	38,754	3,449,494
Trex Co., Inc.(a)	46,895	3,074,436

		6,523,930

COMMERCIAL SERVICES & SUPPLIES–2.4%
Copart, Inc.(a)	185,614	16,929,853

ELECTRICAL EQUIPMENT–0.9%
AMETEK, Inc.	38,690	6,263,137

MACHINERY–0.5%
IDEX Corp.	18,402	3,961,215

PROFESSIONAL SERVICES–1.0%
Paycom Software, Inc.	22,135	7,110,647

		40,788,782

COMMUNICATION SERVICES–5.2%
ENTERTAINMENT–0.6%
Netflix, Inc.(a)	9,615	4,235,311

INTERACTIVE MEDIA & SERVICES–4.6%
Alphabet, Inc.–Class C(a)	272,808	33,001,584

		37,236,895

Company	Shares	U.S. $ Value

MATERIALS–0.8%
CHEMICALS–0.8%
Sherwin-Williams Co. (The)	22,360	$5,937,027

Total Common Stocks (cost $373,980,712)		686,678,277

SHORT-TERM INVESTMENTS–4.9%
INVESTMENT COMPANIES–4.9%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.02%(d)(e)(f) (cost $34,933,267)	34,933,267	34,933,267

TOTAL INVESTMENTS–100.7% (cost $408,913,979)		721,611,544
Other assets less liabilities–(0.7)%		(4,853,219)

NET ASSETS–100.0%		$716,758,325

(a)	Non-income producing security.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Fair valued by the Adviser.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

REG—Registered Shares

See notes to financial statements.

4

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2023 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $373,980,712)	$686,678,277
Affiliated issuers (cost $34,933,267)	34,933,267
Receivable for investment securities sold	1,408,287
Affiliated dividends receivable	145,546
Unaffiliated dividends receivable	92,116
Receivable for capital stock sold	84,316

Total assets	723,341,809

LIABILITIES
Payable for investment securities purchased	5,382,388
Payable for capital stock redeemed	539,234
Advisory fee payable	364,573
Distribution fee payable	86,003
Administrative fee payable	21,320
Transfer Agent fee payable	150
Directors’ fees payable	141
Accrued expenses and other liabilities	189,675

Total liabilities	6,583,484

NET ASSETS	$716,758,325

COMPOSITION OF NET ASSETS
Capital stock, at par	$10,485
Additional paid-in capital	350,568,745
Distributable earnings	366,179,095

NET ASSETS	$716,758,325

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$314,138,078	4,343,175	$72.33

B	$402,620,247	6,141,725	$65.55

See notes to financial statements.

5

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2023 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $8,449)	$1,757,752
Affiliated issuers	680,991
Interest	89
Securities lending income	1,569

2,440,401

EXPENSES
Advisory fee (see Note B)	1,955,566
Distribution fee—Class B	455,848
Transfer agency—Class A	1,851
Transfer agency—Class B	2,350
Administrative	47,089
Custody and accounting	43,430
Legal	30,949
Printing	26,540
Audit and tax	20,992
Directors’ fees	12,676
Miscellaneous	12,162

Total expenses	2,609,453
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(14,696)

Net expenses	2,594,757

Net investment loss	(154,356)

REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	8,439,760
Net change in unrealized appreciation (depreciation) of investments	125,142,911

Net gain on investment transactions	133,582,671

NET INCREASE IN NET ASSETS FROM OPERATIONS	$133,428,315

See notes to financial statements.

6

LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(154,356)		$(1,400,113)
Net realized gain on investment transactions	8,439,760		45,381,893
Net change in unrealized appreciation (depreciation) of investments	125,142,911		(289,990,519)

Net increase (decrease) in net assets from operations	133,428,315		(246,008,739)
Distributions to Shareholders
Class A	–0	–	(34,080,651)
Class B	–0	–	(47,132,006)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(7,753,237)		39,142,914

Total increase (decrease)	125,675,078		(288,078,482)
NET ASSETS
Beginning of period	591,083,247		879,161,729

End of period	$716,758,325		$591,083,247

See notes to financial statements.

7

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Large Cap Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers 10 separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

8

AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

9

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$254,106,149		$–0	–	$–0	–	$254,106,149
Health Care	179,045,587		–0	–	0	(a)	179,045,587
Consumer Discretionary	81,759,155		–0	–	–0	–	81,759,155
Financials	46,175,577		–0	–	–0	–	46,175,577
Consumer Staples	41,629,105		–0	–	–0	–	41,629,105
Industrials	40,788,782		–0	–	–0	–	40,788,782
Communication Services	37,236,895		–0	–	–0	–	37,236,895
Materials	5,937,027		–0	–	–0	–	5,937,027
Short-Term Investments	34,933,267		–0	–	–0	–	34,933,267

Total Investments in Securities	721,611,544		–0	–	0	(a)	721,611,544
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total	$721,611,544		$–0	–	$0	(a)	$721,611,544

(a)	The Portfolio held securities with zero market value at period end.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains

10

AB Variable Products Series Fund

or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .60% of the first $2.5 billion, ..50% of the next $2.5 billion and .45% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2023, the reimbursement for such services amounted to $47,089.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $900 for the six months ended June 30, 2023.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2023, such waiver amounted to $14,691.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2023 is as follows:

Portfolio	Market Value 12/31/22 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/23 (000)		Dividend Income (000)
Government Money Market Portfolio	$27,717		$57,435	$50,219	$34,933		$681
Government Money Market Portfolio*	–0	–	1,876	1,876	–0	–	–0	–

Total					$34,933		$681

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

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LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2023 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$101,517,800		$113,498,909
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$316,894,862
Gross unrealized depreciation	(4,197,297)

Net unrealized appreciation	$312,697,565

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2023.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the

12

AB Variable Products Series Fund

same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2023 is as follows:

							Government Money Market Portfolio
Market Value of Securities on Loan*		Cash Collateral*		Market Value of Non-Cash Collateral*		Income from Borrowers	Income Earned		Advisory Fee Waived
$–0	–	$–0	–	$–0	–	$1,569	$–0	–	$5

*	As of June 30, 2023.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
Class A
Shares sold	176,913		292,422	$11,546,435		$18,985,921
Shares issued in reinvestment of distributions	–0	–	510,954	–0	–	34,080,651
Shares redeemed	(258,374)		(558,038)	(16,950,759)		(39,512,597)

Net increase (decrease)	(81,461)		245,338	$(5,404,324)		$13,553,975

Class B
Shares sold	281,088		614,151	$16,782,281		$38,755,142
Shares issued on reinvestment of distributions	–0	–	777,885	–0	–	47,132,006
Shares redeemed	(322,787)		(929,554)	(19,131,194)		(60,298,209)

Net increase (decrease)	(41,699)		462,482	$(2,348,913)		$25,588,939

At June 30, 2023, certain shareholders of the Portfolio owned 66% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

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LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV, than would be the case if the Portfolio were invested in a larger number of companies.

Sector Risk—The Portfolio may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology or health care sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

LIBOR Transition and Associated Risk—The Portfolio may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. As announced by the FCA and LIBOR’s administrator, ICE Benchmark Administration, most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) have not been published since the end of 2021, but the most widely used U.S. Dollar LIBOR settings are expected to continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the law by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolio’s performance and/or NAV. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not

14

AB Variable Products Series Fund

had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2023.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2023 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2022 and December 31, 2021 were as follows:

	2022		2021
Distributions paid from:
Ordinary income	$–0	–	$830,314
Net long-term capital gains	81,212,657		56,301,889

Total taxable distributions paid	$81,212,657		$57,132,203

As of December 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gains	$48,551,729
Unrealized appreciation (depreciation)	184,199,051	(a)

Total accumulated earnings (deficit)	$232,750,780

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2022, the Portfolio did not have any capital loss carryforwards.

NOTE J: Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

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LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS A
	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$58.90		$93.09	$77.09	$61.26	$51.75	$56.34

Income From Investment Operations
Net investment income (loss)(a)(b)	.03		(.05)	(.19)	(.06)	.05	.02
Net realized and unrealized gain (loss) on investment transactions	13.40		(25.48)	22.16	21.18	17.18	2.09

Net increase (decrease) in net asset value from operations	13.43		(25.53)	21.97	21.12	17.23	2.11

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	(8.66)	(5.97)	(5.29)	(7.72)	(6.70)

Net asset value, end of period	$72.33		$58.90	$93.09	$77.09	$61.26	$51.75

Total Return
Total investment return based on net asset value(c)*	22.80%		(28.51)%	28.98%	35.49%	34.70%	2.58%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$314,138		$260,596	$389,051	$331,436	$264,234	$190,899
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	.66	%^	.65%	.65%	.66%	.67%	.68%
Expenses, before waivers/reimbursements(d)‡	.66	%^	.65%	.65%	.67%	.68%	.68%
Net investment income (loss)(b)	.09	%^	(.07)%	(.22)%	(.08)%	.09%	.04%
Portfolio turnover rate	16%		34%	17%	33%	38%	46%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.01%	.01%	.00%

See footnote summary on page 17.

16

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	CLASS B
	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$53.45		$85.67	$71.51	$57.28	$48.91	$53.70

Income From Investment Operations
Net investment loss(a)(b)	(.05)		(.20)	(.37)	(.21)	(.09)	(.12)
Net realized and unrealized gain (loss) on investment transactions	12.15		(23.36)	20.50	19.73	16.18	2.03

Net increase (decrease) in net asset value from operations	12.10		(23.56)	20.13	19.52	16.09	1.91

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	(8.66)	(5.97)	(5.29)	(7.72)	(6.70)

Net asset value, end of period	$65.55		$53.45	$85.67	$71.51	$57.28	$48.91

Total Return
Total investment return based on net asset value(c)*	22.66%		(28.69)%	28.65%	35.15%	34.37%	2.32%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$402,620		$330,487	$490,111	$413,127	$322,688	$218,027
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	.91	%^	.90%	.90%	.91%	.92%	.93%
Expenses, before waivers/reimbursements(d)‡	.91	%^	.90%	.90%	.92%	.93%	.93%
Net investment loss(b)	(.16	)%^	(.32)%	(.47)%	(.33)%	(.16)%	(.21)%
Portfolio turnover rate	16%		34%	17%	33%	38%	46%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.01%	.01%	.00%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the years ended December 31, 2020 and December 31, 2019, such waiver amounted to .01% and .01%, respectively.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the year ended December 31, 2019 by .04%.

^	Annualized.

See notes to financial statements.

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LARGE CAP GROWTH PORTFOLIO	AB Variable Products Series Fund

OPERATION AND EFFECTIVENESS OF THE PORTFOLIO’S LIQUIDITY RISK MANAGEMENT PROGRAM:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolio to designate an Administrator of the Portfolio’s Liquidity Risk Management Program. The Administrator of the Portfolio’s LRMP is AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolio’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolio’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolio will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolio classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolio’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolio participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolio’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolio’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Portfolio or its ability to timely meet redemptions during the Program Reporting Period.

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LARGE CAP GROWTH PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Large Cap Growth Portfolio (the “Fund”) at a meeting held in-person on May 2-4, 2023 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous

19

LARGE CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

20

AB Variable Products Series Fund

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

21

VPS-LCG-0152-0623

JUN    06.30.23

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	RELATIVE VALUE PORTFOLIO (formerly, Growth and Income Portfolio)

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

RELATIVE VALUE PORTFOLIO

EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A*
Actual	$1,000	$1,036.90	$3.03	0.60%	$3.08	0.61%
Hypothetical**	$1,000	$1,021.82	$3.01	0.60%	$3.06	0.61%

Class B
Actual	$1,000	$1,035.60	$4.29	0.85%	$4.34	0.86%
Hypothetical**	$1,000	$1,020.58	$4.26	0.85%	$4.31	0.86%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	In connection with the Portfolio’s investments in affiliated/unaffiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Portfolio’s total expenses are equal to the classes’ annualized expense ratio plus the Portfolio’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1

RELATIVE VALUE PORTFOLIO
TEN LARGEST HOLDINGS[1]

June 30, 2023 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Berkshire Hathaway, Inc.—Class B	$34,863,158	4.2%
Philip Morris International, Inc.	34,708,303	4.2
Elevance Health, Inc.	33,997,515	4.1
JPMorgan Chase & Co.	30,297,043	3.6
Alphabet, Inc.—Class C	29,430,429	3.5
Mastercard, Inc.—Class A	29,203,311	3.5
Gilead Sciences, Inc.	27,277,771	3.3
Roche Holding AG (Sponsored ADR)	26,472,027	3.2
Regeneron Pharmaceuticals, Inc.	22,860,350	2.7
Weyerhaeuser Co.	22,243,268	2.7

	$291,353,175	35.0%

SECTOR BREAKDOWN2

June 30, 2023 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Financials	$175,780,259	20.9%
Health Care	155,654,892	18.5
Industrials	154,932,538	18.4
Information Technology	72,361,747	8.6
Consumer Staples	55,416,239	6.6
Energy	47,715,880	5.7
Communication Services	45,589,099	5.4
Consumer Discretionary	44,702,291	5.3
Real Estate	22,243,268	2.7
Materials	14,145,227	1.7
Utilities	3,968,055	0.5
Short-Term Investments	47,908,748	5.7

Total Investments	$840,418,243	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

RELATIVE VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2023 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–95.2%

FINANCIALS–21.1%
BANKS–5.9%
Bank OZK(a)	121,782	$4,890,765
JPMorgan Chase & Co.	208,313	30,297,043
Wells Fargo & Co.	327,332	13,970,530

		49,158,338

CAPITAL MARKETS–2.1%
Goldman Sachs Group, Inc. (The)	9,784	3,155,731
Houlihan Lokey, Inc.	111,391	10,950,849
Raymond James Financial, Inc.	34,619	3,592,414

		17,698,994

FINANCIAL SERVICES–9.5%
Berkshire Hathaway, Inc.–Class B(b)	102,238	34,863,158
Fiserv, Inc.(b)	58,920	7,432,758
Mastercard, Inc.–Class A	74,252	29,203,311
PayPal Holdings, Inc.(b)	111,027	7,408,832

		78,908,059

INSURANCE–3.6%
American International Group, Inc.	162,174	9,331,492
Axis Capital Holdings Ltd.	284,112	15,293,749
MetLife, Inc.	95,341	5,389,627

		30,014,868

		175,780,259

HEALTH CARE–18.7%
BIOTECHNOLOGY–7.8%
Amgen, Inc.	67,871	15,068,719
Gilead Sciences, Inc.	353,935	27,277,771
Regeneron Pharmaceuticals, Inc.(b)	31,815	22,860,350

		65,206,840

HEALTH CARE PROVIDERS & SERVICES–7.7%
AmerisourceBergen Corp.	29,944	5,762,124
Cigna Group (The)	39,452	11,070,231
Elevance Health, Inc.	76,521	33,997,515
Quest Diagnostics, Inc.	93,527	13,146,155

		63,976,025

PHARMACEUTICALS–3.2%
Roche Holding AG (Sponsored ADR)(a)	692,985	26,472,027

		155,654,892

INDUSTRIALS–18.6%
AEROSPACE & DEFENSE–4.1%
Curtiss-Wright Corp.	26,910	4,942,291

Company	Shares	U.S. $ Value

Raytheon Technologies Corp.	222,627	$21,808,541
Textron, Inc.	109,866	7,430,237

		34,181,069

AIR FREIGHT & LOGISTICS–0.7%
Expeditors International of Washington, Inc.	47,595	5,765,182

BUILDING PRODUCTS–1.0%
Builders FirstSource, Inc.(b)	60,122	8,176,592

CONSTRUCTION & ENGINEERING–1.0%
EMCOR Group, Inc.	45,148	8,342,448

ELECTRICAL EQUIPMENT–4.7%
Acuity Brands, Inc.	19,490	3,178,429
Emerson Electric Co.	97,581	8,820,347
nVent Electric PLC	336,493	17,386,593
Sensata Technologies Holding PLC	218,277	9,820,282

		39,205,651

GROUND TRANSPORTATION–0.4%
Knight-Swift Transportation Holdings, Inc.	55,962	3,109,249

MACHINERY–3.4%
Dover Corp.	21,829	3,223,052
Middleby Corp. (The)(b)	21,689	3,206,285
PACCAR, Inc.	192,137	16,072,260
Westinghouse Air Brake Technologies Corp.	54,566	5,984,253

		28,485,850

PROFESSIONAL SERVICES–2.2%
Maximus, Inc.	140,870	11,904,924
Robert Half International, Inc.	89,205	6,710,000

		18,614,924

TRADING COMPANIES & DISTRIBUTORS–1.1%
Ferguson PLC	37,938	5,968,027
MSC Industrial Direct Co., Inc.–Class A	32,363	3,083,546

		9,051,573

		154,932,538

INFORMATION TECHNOLOGY–8.7%
COMMUNICATIONS EQUIPMENT–1.9%
Cisco Systems, Inc.	310,259	16,052,801

3

RELATIVE VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–1.5%
IPG Photonics Corp.(b)	42,451	$5,765,695
Keysight Technologies, Inc.(b)	39,033	6,536,076

		12,301,771

IT SERVICES–1.6%
Accenture PLC–Class A	43,206	13,332,507

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–3.7%
NXP Semiconductors NV	34,554	7,072,513
QUALCOMM, Inc.	132,900	15,820,416
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	77,108	7,781,739

		30,674,668

		72,361,747

CONSUMER STAPLES–6.6%
CONSUMER STAPLES DISTRIBUTION & RETAIL–1.6%
BJ’s Wholesale Club Holdings, Inc.(b)	114,811	7,234,241
Kroger Co. (The)	137,097	6,443,559

		13,677,800

FOOD PRODUCTS–0.8%
Kraft Heinz Co. (The)	198,032	7,030,136

TOBACCO–4.2%
Philip Morris International, Inc.	355,545	34,708,303

		55,416,239

ENERGY–5.7%
ENERGY EQUIPMENT & SERVICES–0.7%
Helmerich & Payne, Inc.	165,741	5,875,518

OIL, GAS & CONSUMABLE FUELS–5.0%
Chevron Corp.	90,214	14,195,173
ConocoPhillips	62,816	6,508,366
EOG Resources, Inc.	87,951	10,065,113
Phillips 66	116,080	11,071,710

		41,840,362

		47,715,880

COMMUNICATION SERVICES–5.5%
DIVERSIFIED TELECOMMUNICATION SERVICES–2.0%
Comcast Corp.–Class A	388,897	16,158,670

Company	Shares	U.S. $ Value

INTERACTIVE MEDIA & SERVICES–3.5%
Alphabet, Inc.–Class C(b)	243,287	$29,430,429

		45,589,099

CONSUMER DISCRETIONARY–5.4%
AUTOMOBILE COMPONENTS–1.2%
BorgWarner, Inc.	194,920	9,533,537

DISTRIBUTORS–0.9%
LKQ Corp.	133,472	7,777,413

HOTELS, RESTAURANTS & LEISURE–1.0%
Booking Holdings, Inc.(b)	1,175	3,172,888
Choice Hotels International, Inc.(a)	42,342	4,976,032

		8,148,920

HOUSEHOLD DURABLES–0.4%
DR Horton, Inc.	29,128	3,544,586

SPECIALTY RETAIL–1.9%
Lowe’s Cos., Inc.	54,921	12,395,670
Ulta Beauty, Inc.(b)	7,017	3,302,165

		15,697,835

		44,702,291

REAL ESTATE–2.7%
SPECIALIZED REITs–2.7%
Weyerhaeuser Co.	663,780	22,243,268

MATERIALS–1.7%
CHEMICALS–1.2%
LyondellBasell Industries NV–Class A	108,153	9,931,690

METALS & MINING–0.5%
BHP Group Ltd. (Sponsored ADR)(a)	70,614	4,213,537

		14,145,227

UTILITIES–0.5%
ELECTRIC UTILITIES–0.5%
IDACORP, Inc.	38,675	3,968,055

Total Common Stocks (cost $663,765,137)		792,509,495

SHORT-TERM INVESTMENTS–5.8%
INVESTMENT COMPANIES–5.8%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.02%(c)(d)(e) (cost $47,908,748)	47,908,748	47,908,748

Total Investments Before Security Lending Collateral for Securities Loaned–101.0% (cost $711,673,885)		840,418,243

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.4%
INVESTMENT COMPANIES–0.4%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.02%(c)(d)(e) (cost $3,103,018)	3,103,018	$3,103,018

TOTAL INVESTMENTS–101.4% (cost $714,776,903)		843,521,261
Other assets less liabilities–(1.4)%		(11,544,635)

NET ASSETS–100.0%		$831,976,626

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See notes to financial statements.

5

RELATIVE VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2023 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $663,765,137)	$792,509,495	(a)
Affiliated issuers (cost $51,011,766—including investment of cash collateral for securities loaned of $3,103,018)	51,011,766
Cash	14
Receivable for investment securities sold	4,948,574
Unaffiliated dividends receivable	1,406,697
Affiliated dividends receivable	193,802
Receivable for capital stock sold	181,485

Total assets	850,251,833

LIABILITIES
Payable for investment securities purchased	13,775,322
Payable for collateral received on securities loaned	3,103,018
Payable for capital stock redeemed	552,963
Advisory fee payable	389,513
Distribution fee payable	143,997
Administrative fee payable	21,320
Directors’ fees payable	423
Transfer Agent fee payable	154
Accrued expenses and other liabilities	288,497

Total liabilities	18,275,207

NET ASSETS	$831,976,626

COMPOSITION OF NET ASSETS
Capital stock, at par	$28,202
Additional paid-in capital	615,088,646
Distributable earnings	216,859,778

NET ASSETS	$831,976,626

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$162,491,229	5,403,989	$30.07

B	$669,485,397	22,798,346	$29.37

(a)	Includes securities on loan with a value of $12,136,437 (see Note E).

See notes to financial statements.

6

RELATIVE VALUE PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2023 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $158,155)	$8,650,325
Affiliated issuers	996,272
Interest	173
Securities lending income	8,095

9,654,865

EXPENSES
Advisory fee (see Note B)	2,286,210
Distribution fee—Class B	840,076
Transfer agency—Class A	919
Transfer agency—Class B	3,869
Printing	48,224
Administrative	47,089
Custody and accounting	42,248
Legal	33,822
Audit and tax	21,597
Directors’ fees	14,221
Miscellaneous	13,640

Total expenses	3,351,915
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(22,111)

Net expenses	3,329,804

Net investment income	6,325,061

REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	10,681,262
Net change in unrealized appreciation (depreciation) of investments	12,195,490

Net gain on investment transactions	22,876,752

NET INCREASE IN NET ASSETS FROM OPERATIONS	$29,201,813

See notes to financial statements.

7

RELATIVE VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,325,061		$10,958,513
Net realized gain on investment transactions	10,681,262		64,196,924
Net change in unrealized appreciation (depreciation) of investments	12,195,490		(115,477,318)

Net increase (decrease) in net assets from operations	29,201,813		(40,321,881)
Distributions to Shareholders
Class A	–0	–	(27,285,764)
Class B	–0	–	(119,514,169)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(32,060,275)		99,205,085

Total decrease	(2,858,462)		(87,916,729)
NET ASSETS
Beginning of period	834,835,088		922,751,817

End of period	$831,976,626		$834,835,088

See notes to financial statements.

8

RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Relative Value Portfolio (the “Portfolio”) (formerly known as AB Growth and Income Portfolio) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers 10 separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

9

RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$792,509,495		$–0	–	$–0	–	$792,509,495
Short-Term Investments	47,908,748		–0	–	–0	–	47,908,748
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,103,018		–0	–	–0	–	3,103,018

Total Investments in Securities	843,521,261		–0	–	–0	–	843,521,261
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total	$843,521,261		$–0	–	$–0	–	$843,521,261

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

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AB Variable Products Series Fund

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2023, the reimbursement for such services amounted to $47,089.

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RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $900 for the six months ended June 30, 2023.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2023, such waiver amounted to $21,582.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2023 is as follows:

Portfolio	Market Value 12/31/22 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$45,583		$173,635	$171,309	$47,909	$996
Government Money Market Portfolio*	–0	–	45,695	42,592	3,103	5

Total					$51,012	$1,001

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2023 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$286,456,646		$312,561,876
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$132,125,062
Gross unrealized depreciation	(3,380,704)

Net unrealized appreciation	$128,744,358

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AB Variable Products Series Fund

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2023.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

13

RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2023 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$12,136,437	$3,103,018	$9,389,067	$2,662	$5,433	$529

*	As of June 30, 2023.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
Class A
Shares sold	587,676		726,184	$17,220,402		$22,884,961
Shares issued in reinvestment of dividends and distributions	–0	–	968,955	–0	–	27,285,764
Shares redeemed	(620,054)		(879,980)	(18,203,067)		(28,582,107)

Net increase (decrease)	(32,378)		815,159	$(982,665)		$21,588,618

Class B
Shares sold	961,167		2,020,177	$27,592,699		$62,982,072
Shares issued on reinvestment of dividends and distributions	–0	–	4,336,508	–0	–	119,514,169
Shares redeemed	(2,044,473)		(3,311,067)	(58,670,309)		(104,879,774)

Net increase (decrease)	(1,083,306)		3,045,618	$(31,077,610)		$77,616,467

At June 30, 2023, certain shareholders of the Portfolio owned 48% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

LIBOR Transition and Associated Risk—The Portfolio may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. As announced by the FCA and LIBOR’s

14

AB Variable Products Series Fund

administrator, ICE Benchmark Administration, most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) have not been published since the end of 2021, but the most widely used U.S. Dollar LIBOR settings are expected to continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the law by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolio’s performance and/or NAV. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2023.

15

RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2023 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2022 and December 31, 2021 were as follows:

	2022	2021
Distributions paid from:
Ordinary income	$21,194,171	$7,413,351
Net long-term capital gains	125,605,762	–0	–

Total taxable distributions paid	$146,799,933	$7,413,351

As of December 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$10,956,957
Undistributed capital gains	66,639,610
Unrealized appreciation (depreciation)	110,061,398	(a)

Total accumulated earnings (deficit)	$187,657,965

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2022, the Portfolio did not have any capital loss carryforwards.

NOTE J: Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

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RELATIVE VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31,
2022	2021	2020	2019	2018
Net asset value, beginning of period	$29.00	$36.83	$28.97	$30.30	$27.78	$33.35

Income From Investment Operations
Net investment income(a)(b)	.25	.48	.38	.40	.43	.41
Net realized and unrealized gain (loss) on investment transactions	.82	(2.21)	7.76	.13	5.84	(1.84)

Net increase (decrease) in net asset value from operations	1.07	(1.73)	8.14	.53	6.27	(1.43)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.49)	(.28)	(.42)	(.39)	(.34)
Distributions from net realized gain on investment transactions	–0	–	(5.61)	–0	–	(1.44)	(3.36)	(3.80)

Total dividends and distributions	–0	–	(6.10)	(.28)	(1.86)	(3.75)	(4.14)

Net asset value, end of period	$30.07	$29.00	$36.83	$28.97	$30.30	$27.78

Total Return
Total investment return based on net asset value(c)*	3.69%	(4.19)%	28.15%	2.72%	23.91%	(5.61)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$162,492	$157,648	$170,190	$143,269	$155,765	$133,188
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	.60	%^	.59%	.59%	.61%	.61%	.59%
Expenses, before waivers/reimbursements(d)‡	.60	%^	.59%	.59%	.62%	.62%	.60%
Net investment income(b)	1.72	%^	1.50%	1.13%	1.53%	1.43%	1.28%
Portfolio turnover rate	36%	66%	51%	54%	66%	96%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%	.00%	.01%	.01%	.01%

See footnote summary on page 19.

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RELATIVE VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31,
2022	2021	2020	2019	2018
Net asset value, beginning of period	$28.36	$36.12	$28.43	$29.76	$27.34	$32.88

Income From Investment Operations
Net investment income(a)(b)	.21	.39	.29	.33	.35	.33
Net realized and unrealized gain (loss) on investment transactions	.80	(2.16)	7.61	.13	5.74	(1.81)

Net increase (decrease) in net asset value from operations	1.01	(1.77)	7.90	.46	6.09	(1.48)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.38)	(.21)	(.35)	(.31)	(.26)
Distributions from net realized gain on investment transactions	–0	–	(5.61)	–0	–	(1.44)	(3.36)	(3.80)

Total dividends and distributions	–0	–	(5.99)	(.21)	(1.79)	(3.67)	(4.06)

Net asset value, end of period	$29.37	$28.36	$36.12	$28.43	$29.76	$27.34

Total Return
Total investment return based on net asset value(c)*	3.56%	(4.42)%	27.84%	2.47%	23.61%	(5.84)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$669,485	$677,187	$752,562	$868,715	$922,603	$772,904
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	.85	%^	.84%	.84%	.86%	.86%	.84%
Expenses, before waivers/reimbursements(d)‡	.85	%^	.84%	.85%	.87%	.87%	.85%
Net investment income(b)	1.47	%^	1.25%	.87%	1.28%	1.18%	1.03%
Portfolio turnover rate	36%	66%	51%	54%	66%	96%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.00%	.00%	.01%	.01%	.01%

See footnote summary on page 19.

18

AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the six months ended June 30, 2023 and for the years ended December 31, 2020, December 31, 2019 and December 31, 2018, such waiver amounted to .01% (annualized), .01%, .01% and .01%, respectively.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2019 and December 31, 2018 by .15% and .02%, respectively.

^	Annualized.

See notes to financial statements.

19

RELATIVE VALUE PORTFOLIO	AB Variable Products Series Fund

OPERATION AND EFFECTIVENESS OF THE PORTFOLIO’S LIQUIDITY RISK MANAGEMENT PROGRAM:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolio to designate an Administrator of the Portfolio’s Liquidity Risk Management Program. The Administrator of the Portfolio’s LRMP is AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolio’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolio’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolio will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolio classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolio’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolio participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolio’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolio’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Portfolio or its ability to timely meet redemptions during the Program Reporting Period.

20

RELATIVE VALUE PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Relative Value Portfolio (formerly AB Growth and Income Portfolio) (the “Fund”) at a meeting held in-person on May 2-4, 2023 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous

21

RELATIVE VALUE PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s profitability to the Adviser would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

22

AB Variable Products Series Fund

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

23

VPS-RV-0152-0623

JUN    06.30.23

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	SMALL CAP GROWTH PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SMALL CAP GROWTH PORTFOLIO

EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,163.70	$4.83	0.90%
Hypothetical (5% annual return before expenses)**	$1,000	$1,020.33	$4.51	0.90%

Class B
Actual	$1,000	$1,162.50	$6.17	1.15%
Hypothetical (5% annual return before expenses)**	$1,000	$1,019.09	$5.76	1.15%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

1

SMALL CAP GROWTH PORTFOLIO
TEN LARGEST HOLDINGS[1]

June 30, 2023 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
SPS Commerce, Inc.	$1,116,061	2.0%
Lantheus Holdings, Inc.	993,697	1.8
Novanta, Inc.	992,299	1.8
Altair Engineering, Inc.—Class A	917,057	1.6
RLI Corp.	907,935	1.6
Comfort Systems USA, Inc.	907,041	1.6
Hilton Grand Vacations, Inc.	895,032	1.6
Onto Innovation, Inc.	890,995	1.6
Five9, Inc.	869,765	1.5
ChampionX Corp.	846,989	1.5

	$9,336,871	16.6%

SECTOR BREAKDOWN2

June 30, 2023 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Information Technology	$14,527,110	25.6%
Health Care	11,919,425	21.0
Industrials	9,053,523	16.0
Consumer Discretionary	8,756,163	15.5
Financials	4,996,125	8.8
Energy	2,846,154	5.0
Consumer Staples	2,323,315	4.1
Materials	556,800	1.0
Short-Term Investments	1,724,282	3.0

Total Investments	$56,702,897	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2023 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–98.0%

INFORMATION TECHNOLOGY–25.9%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–5.1%
Allegro MicroSystems, Inc.(a)	8,946	$403,822
Littelfuse, Inc.	2,616	762,067
Novanta, Inc.(a)	5,390	992,299
Shoals Technologies Group, Inc.–Class A(a)	27,498	702,849

		2,861,037

IT SERVICES–1.1%
DigitalOcean Holdings, Inc.(a)(b)	15,855	636,420

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–6.6%
Lattice Semiconductor Corp.(a)	7,888	757,800
MACOM Technology Solutions Holdings, Inc.(a)	9,045	592,719
Onto Innovation, Inc.(a)	7,650	890,995
Silicon Laboratories, Inc.(a)	3,839	605,564
Universal Display Corp.	5,774	832,207

		3,679,285

SOFTWARE–11.8%
Altair Engineering, Inc.–Class A(a)	12,092	917,057
Blackline, Inc.(a)	10,152	546,381
Braze, Inc.–Class A(a)	17,839	781,170
Five9, Inc.(a)	10,549	869,765
Freshworks, Inc.–Class A(a)	6,863	120,651
Instructure Holdings, Inc.(a)	15,660	394,005
Manhattan Associates, Inc.(a)	3,746	748,750
Monday.com Ltd.(a)	3,494	598,243
Smartsheet, Inc.–Class A(a)	14,176	542,374
SPS Commerce, Inc.(a)	5,811	1,116,061

		6,634,457

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.3%
ACV Auctions, Inc.–Class A(a)	41,454	715,911

		14,527,110

HEALTH CARE–21.3%
BIOTECHNOLOGY–10.6%
Ascendis Pharma A/S (ADR)(a)	2,765	246,776
Blueprint Medicines Corp.(a)	7,712	487,398
Insmed, Inc.(a)	17,439	367,963
Intellia Therapeutics, Inc.(a)	7,747	315,923
IVERIC bio, Inc.(a)	4,842	190,484
Karuna Therapeutics, Inc.(a)	1,329	288,194
Legend Biotech Corp. (ADR)(a)	6,227	429,850
Madrigal Pharmaceuticals, Inc.(a)	1,718	396,858
Company	Shares	U.S. $ Value

MoonLake Immunotherapeutics(a)(b)	6,554	$334,254
Morphic Holding, Inc.(a)	5,496	315,086
Natera, Inc.(a)	12,152	591,316
Relay Therapeutics, Inc.(a)	13,658	171,544
Ultragenyx Pharmaceutical, Inc.(a)	5,795	267,323
Vaxcyte, Inc.(a)	8,966	447,762
Viking Therapeutics, Inc.(a)	14,042	227,621
Vir Biotechnology, Inc.(a)	11,969	293,600
Viridian Therapeutics, Inc.(a)	11,677	277,796
Zentalis Pharmaceuticals, Inc.(a)(b)	10,172	286,952

		5,936,700

HEALTH CARE EQUIPMENT & SUPPLIES–6.0%
AtriCure, Inc.(a)	14,897	735,316
iRhythm Technologies, Inc.(a)	4,975	518,992
Lantheus Holdings, Inc.(a)	11,841	993,697
Silk Road Medical, Inc.(a)	11,624	377,664
Treace Medical Concepts, Inc.(a)	27,878	713,119

		3,338,788

HEALTH CARE PROVIDERS & SERVICES–2.4%
Guardant Health, Inc.(a)	20,307	726,991
Inari Medical, Inc.(a)	10,524	611,865

		1,338,856

LIFE SCIENCES TOOLS & SERVICES–0.7%
Repligen Corp.(a)	2,696	381,376

PHARMACEUTICALS–1.6%
Intra-Cellular Therapies, Inc.(a)	9,645	610,721
Revance Therapeutics, Inc.(a)	12,366	312,984

		923,705

		11,919,425

INDUSTRIALS–16.1%
AEROSPACE & DEFENSE–3.5%
Axon Enterprise, Inc.(a)	2,353	459,117
Curtiss-Wright Corp.	3,708	681,011
Hexcel Corp.	10,580	804,292

		1,944,420

BUILDING PRODUCTS–0.2%
AZEK Co., Inc. (The)(a)	2,829	85,690

COMMERCIAL SERVICES & SUPPLIES–1.2%
Tetra Tech, Inc.	4,146	678,866

CONSTRUCTION & ENGINEERING–1.6%
Comfort Systems USA, Inc.	5,524	907,041

3

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

ELECTRICAL EQUIPMENT–0.8%
Generac Holdings, Inc.(a)(b)	1,010	$150,621
NEXTracker, Inc.–Class A(a)	7,718	307,254

		457,875

GROUND TRANSPORTATION–2.1%
Saia, Inc.(a)	2,158	738,921
XPO, Inc.(a)	7,458	440,022

		1,178,943

MACHINERY–3.6%
Esab Corp.	10,672	710,115
ITT, Inc.	7,137	665,240
Middleby Corp. (The)(a)	4,394	649,565

		2,024,920

PROFESSIONAL SERVICES–2.0%
FTI Consulting, Inc.(a)	2,933	557,857
Insperity, Inc.	4,989	593,491

		1,151,348

TRADING COMPANIES & DISTRIBUTORS–1.1%
SiteOne Landscape Supply, Inc.(a)	3,731	624,420

		9,053,523

CONSUMER DISCRETIONARY–15.6%
AUTOMOBILE COMPONENTS–1.3%
Fox Factory Holding Corp.(a)	6,724	729,621

BROADLINE RETAIL–2.0%
Driven Brands Holdings, Inc.(a)	24,039	650,495
Global-e Online Ltd.(a)	3,660	149,840
Savers Value Village, Inc.(a)	13,772	326,397

		1,126,732

DIVERSIFIED CONSUMER SERVICES–0.7%
European Wax Center, Inc.–Class A(a)	20,636	384,449

HOTELS, RESTAURANTS & LEISURE–6.5%
Hilton Grand Vacations, Inc.(a)	19,697	895,032
Life Time Group Holdings, Inc.(a)	33,738	663,626
Planet Fitness, Inc.–Class A(a)	7,892	532,236
Texas Roadhouse, Inc.	6,809	764,515
Wingstop, Inc.	3,817	764,011

		3,619,420

HOUSEHOLD DURABLES–2.5%
Meritage Homes Corp.	5,515	784,619
Skyline Champion Corp.(a)	9,692	634,341

		1,418,960

Company	Shares	U.S. $ Value

SPECIALTY RETAIL–2.6%
Five Below, Inc.(a)	3,621	$711,671
Floor & Decor Holdings, Inc.–Class A(a)	300	31,188
Lithia Motors, Inc.	2,414	734,122

		1,476,981

		8,756,163

FINANCIALS–8.9%
CAPITAL MARKETS–3.6%
Houlihan Lokey, Inc.	7,931	779,697
P10, Inc.–Class A	21,321	240,927
StepStone Group, Inc.–Class A	20,071	497,962
Stifel Financial Corp.	8,526	508,746

		2,027,332

FINANCIAL SERVICES–2.5%
Flywire Corp.(a)	24,153	749,709
Shift4 Payments, Inc.–Class A(a)	9,304	631,835

		1,381,544

INSURANCE–2.8%
Kinsale Capital Group, Inc.	80	29,936
RLI Corp.	6,653	907,935
Ryan Specialty Holdings, Inc.(a)	14,466	649,378

		1,587,249

		4,996,125

ENERGY–5.1%
ENERGY EQUIPMENT & SERVICES–2.8%
ChampionX Corp.	27,287	846,989
TechnipFMC PLC(a)	41,639	692,040

		1,539,029

OIL, GAS & CONSUMABLE FUELS–2.3%
Matador Resources Co.	5,954	311,513
Permian Resources Corp.	47,875	524,710
Southwestern Energy Co.(a)	78,353	470,902

		1,307,125

		2,846,154

CONSUMER STAPLES–4.1%
CONSUMER STAPLES DISTRIBUTION & RETAIL–2.5%
Chefs’ Warehouse, Inc. (The)(a)	19,670	703,399
Grocery Outlet Holding Corp.(a)	23,515	719,794

		1,423,193

FOOD PRODUCTS–1.6%
Freshpet, Inc.(a)	9,972	656,257
Vital Farms, Inc.(a)	20,339	243,865
		900,122

		2,323,315

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

MATERIALS–1.0%
CHEMICALS–1.0%
Element Solutions, Inc.	29,000	$556,800

Total Common Stocks (cost $44,983,523)		54,978,615

SHORT-TERM INVESTMENTS–3.1%
INVESTMENT COMPANIES–3.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.02%(c)(d)(e) (cost $1,724,282)	1,724,282	1,724,282

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–101.1% (cost $46,707,805)		56,702,897

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–1.0%
INVESTMENT COMPANIES–1.0%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.02%(c)(d)(e) (cost $563,758)	563,758	563,758

TOTAL INVESTMENTS–102.1% (cost $47,271,563)		57,266,655
Other assets less liabilities–(2.1)%		(1,151,709)

NET ASSETS–100.0%		$56,114,946

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

See notes to financial statements.

5

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2023 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $44,983,523)	$54,978,615	(a)
Affiliated issuers (cost $2,288,040—including investment of cash collateral for securities loaned of $563,758)	2,288,040
Receivable for investment securities sold	702,729
Receivable for capital stock sold	46,512
Affiliated dividends receivable	6,071
Unaffiliated dividends receivable	4,664

Total assets	58,026,631

LIABILITIES
Payable for investment securities purchased	1,160,877
Payable for collateral received on securities loaned	563,758
Administrative fee payable	22,250
Payable for capital stock redeemed	20,062
Advisory fee payable	17,021
Distribution fee payable	7,860
Directors’ fees payable	238
Transfer Agent fee payable	161
Accrued expenses	119,458

Total liabilities	1,911,685

NET ASSETS	$56,114,946

COMPOSITION OF NET ASSETS
Capital stock, at par	$6,506
Additional paid-in capital	57,426,610
Accumulated loss	(1,318,170)

NET ASSETS	$56,114,946

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$19,203,042	1,814,137	$10.59

B	$36,911,904	4,691,968	$7.87

(a)	Includes securities on loan with a value of $1,250,199 (see Note E).

See notes to financial statements.

6

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2023 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$105,709
Affiliated issuers	32,088
Securities lending income	2,037

139,834

EXPENSES
Advisory fee (see Note B)	201,179
Distribution fee—Class B	43,994
Transfer agency—Class A	734
Transfer agency—Class B	1,399
Administrative	47,346
Custody and accounting	34,449
Audit and tax	21,159
Legal	15,083
Printing	11,808
Directors’ fees	8,993
Miscellaneous	4,313

Total expenses	390,457
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(105,768)

Net expenses	284,689

Net investment loss	(144,855)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized loss on investment transactions	(547,108)
Net change in unrealized appreciation (depreciation) of investments	8,659,868

Net gain on investment transactions	8,112,760

NET INCREASE IN NET ASSETS FROM OPERATIONS	$7,967,905

See notes to financial statements.

7

SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(144,855)		$(332,729)
Net realized loss on investment transactions	(547,108)		(9,386,634)
Net change in unrealized appreciation (depreciation) of investments	8,659,868		(23,397,350)

Net increase (decrease) in net assets from operations	7,967,905		(33,116,713)
Distributions to Shareholders
Class A	–0	–	(8,363,912)
Class B	–0	–	(17,518,976)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(1,556,680)		22,329,390

Total increase (decrease)	6,411,225		(36,670,211)
NET ASSETS
Beginning of period	49,703,721		86,373,932

End of period	$56,114,946		$49,703,721

See notes to financial statements.

8

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Small Cap Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers 10 separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The Portfolio may (i) make additional exceptions that, in the Adviser’s judgment, do not adversely affect the Adviser’s ability to manage the Portfolio; (ii) reject any investment or refuse any exception, including those detailed above, that the Adviser believes will adversely affect its ability to manage the Portfolio; and (iii) close and/or reopen the Portfolio to new or existing Contractholders at any time.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party

9

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$54,978,615		$–0	–	$–0	–	$54,978,615
Short-Term Investments	1,724,282		–0	–	–0	–	1,724,282
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	563,758		–0	–	–0	–	563,758

Total Investments in Securities	57,266,655		–0	–	–0	–	57,266,655
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total	$57,266,655		$–0	–	$–0	–	$57,266,655

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

10

AB Variable Products Series Fund

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to .90% and 1.15% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2023, such

11

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

reimbursements/waivers amounted to $105,048. This fee waiver and/or expense reimbursement agreement extends through May 1, 2024 and then may be extended by the Adviser for additional one-year terms.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2023, the reimbursement for such services amounted to $47,346.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $900 for the six months ended June 30, 2023.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2023, such waiver amounted to $696.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2023 is as follows:

Portfolio	Market Value 12/31/22 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$707		$6,326	$5,309	$1,724	$32
Government Money Market Portfolio*	–0	–	2,228	1,664	564	1

Total					$2,288	$33

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2023 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$15,256,016		$17,551,480
U.S. government securities	–0	–	–0	–

12

AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$11,951,978
Gross unrealized depreciation	(1,956,886)

Net unrealized appreciation	$9,995,092

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2023.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

13

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2023 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$1,250,199	$563,758	$705,852	$964	$1,073	$24

*	As of June 30, 2023.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
Class A
Shares sold	41,920		108,682	$415,221		$1,527,332
Shares issued in reinvestment of distributions	–0	–	801,909	–0	–	8,363,912
Shares redeemed	(120,233)		(303,311)	(1,193,808)		(4,515,651)

Net increase (decrease)	(78,313)		607,280	$(778,587)		$5,375,593

Class B
Shares sold	290,116		977,425	$2,163,364		$10,088,393
Shares issued on reinvestment of distributions	–0	–	2,254,695	–0	–	17,518,976
Shares redeemed	(398,733)		(964,903)	(2,941,457)		(10,653,572)

Net increase (decrease)	(108,617)		2,267,217	$(778,093)		$16,953,797

At June 30, 2023, certain shareholders of the Portfolio owned 66% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the information technology or health care sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

LIBOR Transition and Associated Risk—The Portfolio may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. As announced by the FCA and LIBOR’s administrator, ICE Benchmark Administration, most LIBOR settings (which reflect LIBOR rates quoted in different currencies

14

AB Variable Products Series Fund

over various time periods) have not been published since the end of 2021, but the most widely used U.S. Dollar LIBOR settings are expected to continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the law by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolio’s performance and/or NAV. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2023.

15

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2023 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2022 and December 31, 2021 were as follows:

	2022	2021
Distributions paid from:
Ordinary income	$3,792,639	$2,673,240
Net long-term capital gains	22,090,249	17,157,655

Total taxable distributions paid	$25,882,888	$19,830,895

As of December 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(8,487,162	)(a)
Unrealized appreciation (depreciation)	(798,913	)(b)

Total accumulated earnings (deficit)	$(9,286,075)

(a)	As of December 31, 2022, the Portfolio had a net capital loss carryforward of $8,487,162.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2022, the Portfolio had a net short-term capital loss carryforward of $6,456,756, and a net long-term capital loss carryforward of $2,030,406 which may be carried forward for an indefinite period.

NOTE J: Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

16

SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31,
2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.10	$25.13	$28.76	$19.92	$16.58	$17.53

Income From Investment Operations
Net investment loss(a)(b)	(.02)	(.06)	(.20)	(.13)	(.08)	(.13)
Net realized and unrealized gain (loss) on investment transactions	1.51	(8.86)	2.87	10.49	6.02	.14	(c)
Contributions from Affiliates	–0	–	–0	–	–0	–	–0	–	.00	(d)	–0	–

Net increase (decrease) in net asset value from operations	1.49	(8.92)	2.67	10.36	5.94	.01

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	(7.11)	(6.30)	(1.52)	(2.60)	(.96)

Net asset value, end of period	$10.59	$9.10	$25.13	$28.76	$19.92	$16.58

Total Return
Total investment return based on net asset value(e)*	16.37%	(39.09)%	9.46%	53.98%	36.40%	(.89)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,203	$17,213	$32,295	$34,314	$27,167	$22,724
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.90	%^	.90%	.91%	.90%	.90%	1.06%
Expenses, before waivers/reimbursements(f)(g)	1.29	%^	1.22%	1.08%	1.09%	1.16%	1.15%
Net investment loss(b)	(.38	)%^	(.42)%	(.71)%	(.60)%	(.39)%	(.65)%
Portfolio turnover rate	29%	67%	67%	103%	69%	73%

See footnote summary on page 19.

17

SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31,
2022	2021	2020	2019	2018
Net asset value, beginning of period	$6.77	$21.35	$25.36	$17.75	$15.03	$16.00

Income From Investment Operations
Net investment loss(a)(b)	(.02)	(.07)	(.24)	(.16)	(.11)	(.16)
Net realized and unrealized gain (loss) on investment transactions	1.12	(7.40)	2.53	9.29	5.43	.15	(c)
Contributions from Affiliates	–0	–	–0	–	–0	–	–0	–	.00	(d)	–0	–

Net increase (decrease) in net asset value from operations	1.10	(7.47)	2.29	9.13	5.32	(.01)

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	(7.11)	(6.30)	(1.52)	(2.60)	(.96)

Net asset value, end of period	$7.87	$6.77	$21.35	$25.36	$17.75	$15.03

Total Return
Total investment return based on net asset value(e)*	16.25%	(39.26)%	9.20%	53.64%	36.01%	(1.11)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,912	$32,491	$54,079	$84,816	$50,978	$40,096
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	1.15	%^	1.15%	1.15%	1.15%	1.15%	1.30%
Expenses, before waivers/reimbursements(f)(g)	1.54	%^	1.47%	1.31%	1.33%	1.42%	1.40%
Net investment loss(b)	(.63	)%^	(.67)%	(.96)%	(.84)%	(.64)%	(.88)%
Portfolio turnover rate	29%	67%	67%	103%	69%	73%

See footnote summary on page 19.

18

AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accordance with the Portfolio’s change in net realized and unrealized gain (loss) on investment transactions for the period.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the year ended December 31, 2018, such waiver amounted to .01%.

(g)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31,
			2022	2021	2020	2019	2018
Class A
Net of waivers/reimbursements	.90	%^	.90%	.90%	.90%	.90%	1.06%
Before waivers/reimbursements	1.29	%^	1.22%	1.07%	1.09%	1.16%	1.15%
Class B
Net of waivers/reimbursements	1.15	%^	1.15%	1.15%	1.15%	1.15%	1.30%
Before waivers/reimbursements	1.54	%^	1.47%	1.31%	1.33%	1.42%	1.40%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2021 and December 31, 2018 by .03% and .05%, respectively.

^	Annualized.

See notes to financial statements.

19

SMALL CAP GROWTH PORTFOLIO	AB Variable Products Series Fund

OPERATION AND EFFECTIVENESS OF THE PORTFOLIO’S LIQUIDITY RISK MANAGEMENT PROGRAM:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolio to designate an Administrator of the Portfolio’s Liquidity Risk Management Program. The Administrator of the Portfolio’s LRMP is AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolio’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolio’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolio will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolio classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolio’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolio participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolio’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolio’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Portfolio or its ability to timely meet redemptions during the Program Reporting Period.

20

SMALL CAP GROWTH PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Growth Portfolio (the “Fund”) at a meeting held in-person on May 2-4, 2023 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous

21

SMALL CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median. Taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, the directors noted that the Adviser’s total rate of compensation was above the median and discussed with the Adviser the reasons it was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with those for two other funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the

22

AB Variable Products Series Fund

Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was close to a median. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

23

VPS-SCG-0152-0623

JUN    06.30.23

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of each class’ table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of each class’ table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each classes’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,119.00	$4.78	0.91%
Hypothetical**	$1,000	$1,020.28	$4.56	0.91%

Class B
Actual	$1,000	$1,117.50	$6.09	1.16%
Hypothetical**	$1,000	$1,019.04	$5.81	1.16%

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

1

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
TEN LARGEST HOLDINGS[1]

June 30, 2023 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
Flex Ltd.	$5,531,759	3.4%
Microsoft Corp.	4,822,387	3.0
Waste Management, Inc.	4,564,241	2.8
Deere & Co.	4,411,709	2.7
Visa, Inc.—Class A	4,410,003	2.7
London Stock Exchange Group PLC	4,405,489	2.7
Adobe, Inc.	3,955,440	2.4
Accenture PLC—Class A	3,768,070	2.3
Deutsche Boerse AG	3,763,734	2.3
Infineon Technologies AG	3,711,672	2.3

	$43,344,504	26.6%

SECTOR BREAKDOWN2

June 30, 2023 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Information Technology	$52,556,649	32.3%
Health Care	30,382,599	18.7
Industrials	26,108,784	16.0
Financials	24,770,641	15.2
Consumer Staples	11,394,639	7.0
Consumer Discretionary	6,279,103	3.9
Utilities	4,052,927	2.4
Materials	2,162,443	1.3
Short-Term Investments	5,173,146	3.2

Total Investments	$162,880,931	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
COUNTRY BREAKDOWN[1]

June 30, 2023 (unaudited)	AB Variable Products Series Fund

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
United States	$105,439,467	64.7%
United Kingdom	9,514,891	5.8
Germany	7,475,406	4.6
Switzerland	5,611,505	3.5
Japan	5,440,533	3.3
India	5,433,229	3.3
Taiwan	4,822,948	3.0
Denmark	4,423,572	2.7
Netherlands	3,171,137	1.9
Hong Kong	2,405,058	1.5
Norway	2,062,193	1.3
China	1,907,846	1.2
Short-Term Investments	5,173,146	3.2

Total Investments	$162,880,931	100.0%

1	The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

3

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2022 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–96.7%

INFORMATION TECHNOLOGY–32.2%
COMMUNICATIONS EQUIPMENT–2.3%
Calix, Inc.(a)	44,077	$2,199,883
Lumentum Holdings, Inc.(a)(b)	27,721	1,572,612

		3,772,495

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–6.5%
Flex Ltd.(a)	200,136	5,531,759
Keyence Corp.	4,900	2,328,267
Keysight Technologies, Inc.(a)	16,620	2,783,019

		10,643,045

IT SERVICES–2.3%
Accenture PLC–Class A	12,211	3,768,070

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–11.6%
Advanced Micro Devices, Inc.(a)	14,637	1,667,301
ASML Holding NV	4,372	3,171,137
Infineon Technologies AG	90,128	3,711,672
MediaTek, Inc.	71,000	1,571,645
NXP Semiconductors NV	12,473	2,552,974
ON Semiconductor Corp.(a)	31,751	3,003,009
Taiwan Semiconductor Manufacturing Co., Ltd.	176,000	3,251,304

		18,929,042

SOFTWARE–9.5%
Adobe, Inc.(a)	8,089	3,955,440
Bentley Systems, Inc.–Class B	24,260	1,315,620
Intuit, Inc.	6,289	2,881,557
Microsoft Corp.	14,161	4,822,387
Palo Alto Networks, Inc.(a)	9,663	2,468,993

		15,443,997

		52,556,649

HEALTH CARE–18.6%
BIOTECHNOLOGY–1.3%
Abcam PLC (Sponsored ADR)(a)	83,448	2,041,973

HEALTH CARE EQUIPMENT & SUPPLIES–5.7%
Alcon, Inc.	29,988	2,487,875
Becton Dickinson and Co.	12,845	3,391,209
STERIS PLC	15,334	3,449,843

		9,328,927

Company	Shares	U.S. $ Value

HEALTH CARE PROVIDERS & SERVICES–1.6%
Apollo Hospitals Enterprise Ltd.	42,786	$2,664,092

LIFE SCIENCES TOOLS & SERVICES–8.5%
Bio-Rad Laboratories, Inc.–Class A(a)	5,069	1,921,759
Bruker Corp.	26,876	1,986,674
Danaher Corp.	14,484	3,476,160
ICON PLC(a)	13,350	3,340,170
West Pharmaceutical Services, Inc.	8,396	3,211,218

		13,935,981

PHARMACEUTICALS–1.5%
Johnson & Johnson	14,570	2,411,626

		30,382,599

INDUSTRIALS–16.0%
AEROSPACE & DEFENSE–1.7%
Hexcel Corp.	37,453	2,847,177

COMMERCIAL SERVICES & SUPPLIES–4.9%
Tetra Tech, Inc.	20,758	3,398,915
Waste Management, Inc.	26,319	4,564,241

		7,963,156

MACHINERY–7.5%
Deere & Co.	10,888	4,411,709
SMC Corp.	5,600	3,112,266
TOMRA Systems ASA	128,186	2,062,193
Xylem, Inc./NY	23,654	2,663,913

		12,250,081

PROFESSIONAL SERVICES–1.9%
Experian PLC	79,424	3,048,370

		26,108,784

FINANCIALS–15.2%
CAPITAL MARKETS–9.1%
Deutsche Boerse AG	20,387	3,763,734
London Stock Exchange Group PLC	41,392	4,405,489
MSCI, Inc.	7,560	3,547,832
Partners Group Holding AG	3,313	3,123,630

		14,840,685

FINANCIAL SERVICES–2.7%
Visa, Inc.–Class A	18,570	4,410,003

INSURANCE–3.4%
Aflac, Inc.	44,626	3,114,895
AIA Group Ltd.	236,800	2,405,058

		5,519,953

		24,770,641

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

CONSUMER STAPLES–7.0%
HOUSEHOLD PRODUCTS–1.7%
Procter & Gamble Co. (The)	18,339	$2,782,760

PERSONAL CARE PRODUCTS–5.3%
Dabur India Ltd.	395,142	2,769,137
Haleon PLC	676,169	2,775,312
Unilever PLC (London)	58,905	3,067,430

		8,611,879

		11,394,639

CONSUMER DISCRETIONARY–3.9%
AUTOMOBILE COMPONENTS–1.4%
Aptiv PLC(a)	22,717	2,319,179

AUTOMOBILES–1.2%
BYD Co., Ltd.–Class H	59,500	1,907,846

HOUSEHOLD DURABLES–1.3%
TopBuild Corp.(a)	7,714	2,052,078

		6,279,103

UTILITIES–2.5%
ELECTRIC UTILITIES–1.4%
Orsted AS(c)	23,851	2,261,129

Company	Shares	U.S. $ Value

WATER UTILITIES–1.1%
American Water Works Co., Inc.	12,552	$1,791,798

		4,052,927

MATERIALS–1.3%
CHEMICALS–1.3%
Chr Hansen Holding A/S	31,106	2,162,443

Total Common Stocks (cost $120,377,005)		157,707,785

SHORT-TERM INVESTMENTS–3.2%
INVESTMENT COMPANIES–3.2%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.02%(d)(e)(f) (cost $5,173,146)	5,173,146	5,173,146

TOTAL INVESTMENTS–99.9% (cost $125,550,151)		162,880,931
Other assets less liabilities–0.1%		106,619

NET ASSETS–100.0%		$162,987,550

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	3,851	USD	799	07/05/2023	$(5,174)
Bank of America, NA	USD	757	BRL	3,851	07/05/2023	47,345
Bank of America, NA	GBP	7,305	USD	9,101	07/21/2023	(177,165)
Bank of America, NA	USD	2,829	AUD	4,165	08/25/2023	(49,996)
Bank of America, NA	TWD	75,190	USD	2,460	09/14/2023	42,052
Barclays Bank PLC	HKD	9,960	USD	1,280	07/12/2023	9,138
Barclays Bank PLC	EUR	2,181	USD	2,402	07/31/2023	18,916
Barclays Bank PLC	USD	1,123	SEK	11,865	09/13/2023	(19,113)
Barclays Bank PLC	INR	28,252	USD	344	09/25/2023	296
BNP Paribas SA	CNH	1,959	USD	276	07/07/2023	6,142
Citibank, NA	INR	209,613	USD	2,542	09/25/2023	(5,466)
JPMorgan Chase Bank, NA	NOK	16,833	USD	1,602	09/13/2023	29,440
Morgan Stanley Capital Services, Inc.	BRL	3,851	USD	804	07/05/2023	(470)
Morgan Stanley Capital Services, Inc.	USD	799	BRL	3,851	07/05/2023	5,174
Morgan Stanley Capital Services, Inc.	CNH	2,242	USD	324	07/07/2023	15,652
Morgan Stanley Capital Services, Inc.	USD	3,607	CNH	24,669	07/07/2023	(213,080)
Morgan Stanley Capital Services, Inc.	CHF	1,161	USD	1,301	07/21/2023	1,789
Morgan Stanley Capital Services, Inc.	GBP	474	USD	607	07/21/2023	5,413
Morgan Stanley Capital Services, Inc.	USD	578	GBP	454	07/21/2023	(1,303)
Morgan Stanley Capital Services, Inc.	USD	1,832	KRW	2,418,517	07/27/2023	4,765

5

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	800	BRL	3,851	08/02/2023	$637
Standard Chartered Bank	USD	490	ZAR	9,091	08/23/2023	(9,505)
State Street Bank & Trust Co.	USD	268	CNH	1,911	07/07/2023	(5,201)
State Street Bank & Trust Co.	USD	1,887	EUR	1,759	07/31/2023	34,448
State Street Bank & Trust Co.	USD	320	EUR	293	07/31/2023	(70)
State Street Bank & Trust Co.	USD	394	JPY	55,190	08/25/2023	(8,794)
UBS AG	USD	4,456	CAD	5,962	08/24/2023	48,105
UBS AG	USD	3,134	JPY	431,579	08/25/2023	(119,269)
UBS AG	USD	260	TWD	8,011	09/14/2023	(2,297)

						$(347,591)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the market value of this security amounted to $2,261,129 or 1.4% of net assets.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

NOK—Norwegian Krone

SEK—Swedish Krona

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

See notes to financial statements.

6

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2023 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $120,377,005)	$157,707,785
Affiliated issuers (cost $5,173,146)	5,173,146
Foreign currencies, at value (cost $454,901)	450,853
Unaffiliated dividends receivable	402,651
Unrealized appreciation on forward currency exchange contracts	269,312
Receivable for capital stock sold	142,921
Affiliated dividends receivable	20,899

Total assets	164,167,567

LIABILITIES
Unrealized depreciation on forward currency exchange contracts	616,903
Foreign capital gains tax payable	177,068
Advisory fee payable	97,652
Payable for capital stock redeemed	94,483
Custody and accounting fees payable	93,650
Distribution fee payable	22,730
Administrative fee payable	22,105
Transfer Agent fee payable	150
Directors’ fees payable	132
Accrued expenses	55,144

Total liabilities	1,180,017

NET ASSETS	$162,987,550

COMPOSITION OF NET ASSETS
Capital stock, at par	$4,991
Additional paid-in capital	117,419,648
Distributable earnings	45,562,911

NET ASSETS	$162,987,550

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$57,269,575	1,682,252	$34.04

B	$105,717,975	3,308,604	$31.95

See notes to financial statements.

7

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2023 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $114,251)	$1,035,587
Affiliated issuers	124,583
Interest	1,359
Securities lending income	138
Other income	67

1,161,734

EXPENSES
Advisory fee (see Note B)	588,764
Distribution fee—Class B	128,065
Transfer agency—Class A	974
Transfer agency—Class B	1,829
Administrative	47,013
Custody and accounting	40,415
Audit and tax	27,801
Legal	17,127
Printing	11,748
Directors’ fees	9,543
Miscellaneous	8,270

Total expenses	881,549
Less: expenses waived and reimbursed by the Adviser (see Note B)	(41,975)

Net expenses	839,574

Net investment income	322,160

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions(a)	(397,130)
Forward currency exchange contracts	94,087
Foreign currency transactions	10,414
Net change in unrealized appreciation (depreciation) of:
Investments(b)	18,650,955
Forward currency exchange contracts	(1,050,370)
Foreign currency denominated assets and liabilities	(3,201)

Net gain on investment and foreign currency transactions	17,304,755

NET INCREASE IN NET ASSETS FROM OPERATIONS	$17,626,915

(a)	Net of foreign realized capital gains taxes of $60,163.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $35,018.

See notes to financial statements.

8

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$322,160		$52,469
Net realized gain (loss) on investment and foreign currency transactions	(292,629)		9,249,524
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	17,597,384		(68,416,642)

Net increase (decrease) in net assets from operations	17,626,915		(59,114,649)
Distributions to Shareholders
Class A	–0	–	(5,619,793)
Class B	–0	–	(11,762,309)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(7,697,075)		9,023,323

Total increase (decrease)	9,929,840		(67,473,428)
NET ASSETS
Beginning of period	153,057,710		220,531,138

End of period	$162,987,550		$153,057,710

See notes to financial statements.

9

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Sustainable Global Thematic Portfolio (the “Portfolio”) (formerly known as AB Global Thematic Growth Portfolio) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers 10 separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

10

AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

11

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$38,522,624		$14,034,025		$–0	–	$52,556,649
Health Care	25,230,632		5,151,967		–0	–	30,382,599
Industrials	17,885,955		8,222,829		–0	–	26,108,784
Financials	11,072,730		13,697,911		–0	–	24,770,641
Consumer Staples	2,782,760		8,611,879		–0	–	11,394,639
Consumer Discretionary	4,371,257		1,907,846		–0	–	6,279,103
Utilities	1,791,798		2,261,129		–0	–	4,052,927
Materials	–0	–	2,162,443		–0	–	2,162,443
Short-Term Investments	5,173,146		–0	–	–0	–	5,173,146

Total Investments in Securities	106,830,902		56,050,029	(a)	–0	–	162,880,931
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	–0	–	269,312		–0	–	269,312
Liabilities:
Forward Currency Exchange Contracts	–0	–	(616,903)		–0	–	(616,903)

Total	$106,830,902		$55,702,438		$–0	–	$162,533,340

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

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AB Variable Products Series Fund

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, ..65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has contractually agreed to waive its management fee and/or bear expenses of the Portfolio in order to reduce the Portfolio’s total operating expenses by an amount equal to .05% on an annual basis of the average net assets for Class A and Class B. For the six months ended June 30, 2023, such reimbursements/waivers amounted to $39,254. This fee waiver and/or expense reimbursement agreement extends through May 1, 2024 and then may be extended by the Adviser for additional one-year terms.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2023, the reimbursement for such services amounted to $47,013.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $900 for the six months ended June 30, 2023.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2023, such waiver amounted to $2,721.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2023 is as follows:

Portfolio	Market Value 12/31/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,497	$18,407	$18,731	$5,173	$125

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to ..50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits

13

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2023 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$21,798,231		$28,762,816
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$41,011,677
Gross unrealized depreciation	(4,028,488)

Net unrealized appreciation	$36,983,189

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2023, the Portfolio held forward currency exchange contracts for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single

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AB Variable Products Series Fund

net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended June 30, 2023, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$269,312	Unrealized depreciation on forward currency exchange contracts	$616,903

Total		$269,312		$616,903

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$94,087	$(1,050,370)

Total		$94,087	$(1,050,370)

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2023:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$26,581,644
Average principal amount of sale contracts	$27,803,176

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2023. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivative Assets
Bank of America, NA	$89,397	$(89,397)		$–0	–	$–0	–	$–0	–
Barclays Bank PLC	28,350	(19,113)		–0	–	–0	–	9,237
BNP Paribas SA	6,142	–0	–	–0	–	–0	–	6,142
JPMorgan Chase Bank, NA	29,440	–0	–	–0	–	–0	–	29,440
Morgan Stanley Capital Services, Inc.	33,430	(33,430)		–0	–	–0	–	–0	–
State Street Bank & Trust Co.	34,448	(14,065)		–0	–	–0	–	20,383
UBS AG	48,105	(48,105)		–0	–	–0	–	–0	–

Total	$269,312	$(204,110)		$–0	–	$–0	–	$65,202	^

15

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Bank of America, NA	$232,335	$(89,397)		$–0	–	$–0	–	$142,938
Barclays Bank PLC	19,113	(19,113)		–0	–	–0	–	–0	–
Citibank, NA	5,466	–0	–	–0	–	–0	–	5,466
Morgan Stanley Capital Services, Inc.	214,853	(33,430)		–0	–	–0	–	181,423
Standard Chartered Bank	9,505	–0	–	–0	–	–0	–	9,505
State Street Bank & Trust Co.	14,065	(14,065)		–0	–	–0	–	–0	–
UBS AG	121,566	(48,105)		–0	–	–0	–	73,461

Total	$616,903	$(204,110)		$–0	–	$–0	–	$412,793	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect

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AB Variable Products Series Fund

changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2023 is as follows:

						Government Money Market Portfolio
Market Value of Securities on Loan*		Cash Collateral*		Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned		Advisory Fee Waived
$–0	–	$–0	–	$1,608,591	$138	$–0	–	$–0	–

*	As of June 30, 2023.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
Class A
Shares sold	42,715		203,270	$1,367,509		$7,169,402
Shares issued in reinvestment of distributions	–0	–	170,090	–0	–	5,619,793
Shares redeemed	(87,807)		(176,800)	(2,817,770)		(6,064,541)

Net increase (decrease)	(45,092)		196,560	$(1,450,261)		$6,724,654

Class B
Shares sold	76,417		342,113	$2,275,204		$11,115,948
Shares issued on reinvestment of distributions	–0	–	378,453	–0	–	11,762,309
Shares redeemed	(284,024)		(624,992)	(8,522,018)		(20,579,588)

Net increase (decrease)	(207,607)		95,574	$(6,246,814)		$2,298,669

At June 30, 2023, certain shareholders of the Portfolio owned 59% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Portfolio may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Portfolio’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Portfolio’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

17

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV, than would be the case if the Portfolio were invested in a larger number of companies.

LIBOR Transition and Associated Risk—The Portfolio may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. As announced by the FCA and LIBOR’s administrator, ICE Benchmark Administration, most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) have not been published since the end of 2021, but the most widely used U.S. Dollar LIBOR settings are expected to continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the law by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolio’s performance and/or NAV. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of

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AB Variable Products Series Fund

LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2023.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2023 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2022 and December 31, 2021 were as follows:

	2022	2021
Distributions paid from:
Ordinary income	$176,259	$1,797,950
Net long-term capital gains	17,205,843	22,914,055

Total taxable distributions paid	$17,382,102	$24,712,005

As of December 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$186,160
Undistributed capital gains	9,594,126
Unrealized appreciation (depreciation)	18,155,710	(a)

Total accumulated earnings (deficit)	$27,935,996

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2022, the Portfolio did not have any capital loss carryforwards.

NOTE J: Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

19

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

20

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31,
2022	2021	2020	2019	2018
Net asset value, beginning of period	$30.42	$46.20	$42.40	$33.52	$27.35	$30.32

Income From Investment Operations
Net investment income (loss)(a)(b)	.09	.07	(.10)	(.10)	.08	.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.53	(12.25)	9.46	12.64	8.00	(3.08)

Net increase (decrease) in net asset value from operations	3.62	(12.18)	9.36	12.54	8.08	(2.97)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	–0	–	(.24)	(.13)	–0	–
Distributions from net realized gain on investment transactions	–0	–	(3.60)	(5.56)	(3.42)	(1.78)	–0	–

Total dividends and distributions	–0	–	(3.60)	(5.56)	(3.66)	(1.91)	–0	–

Net asset value, end of period	$34.04	$30.42	$46.20	$42.40	$33.52	$27.35

Total Return
Total investment return based on net asset value(c)	11.90%	(26.98)%	22.87%	39.41%	30.16%	(9.79)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,270	$52,543	$70,723	$58,316	$43,237	$35,799
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	.91	%^	.90%	.88%	.94%	.99%	.99%
Expenses, before waivers/reimbursements(d)‡	.96	%^	.96%	.93%	1.00%	1.04%	1.01%
Net investment income (loss)(b)	.58	%^	.20%	(.22)%	(.29)%	.27%	.37%
Portfolio turnover rate	14%	43%	24%	44%	43%	32%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.01%	.00%	.00%

See footnote summary on page 22.

21

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31,
2022	2021	2020	2019	2018
Net asset value, beginning of period	$28.59	$43.80	$40.54	$32.19	$26.33	$29.25

Income From Investment Operations
Net investment income (loss)(a)(b)	.05	(.02)	(.20)	(.18)	.01	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.31	(11.59)	9.02	12.11	7.68	(2.96)

Net increase (decrease) in net asset value from operations	3.36	(11.61)	8.82	11.93	7.69	(2.92)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	–0	–	(.16)	(.05)	–0	–
Distributions from net realized gain on investment transactions	–0	–	(3.60)	(5.56)	(3.42)	(1.78)	–0	–

Total dividends and distributions	–0	–	(3.60)	(5.56)	(3.58)	(1.83)	–0	–

Net asset value, end of period	$31.95	$28.59	$43.80	$40.54	$32.19	$26.33

Total Return
Total investment return based on net asset value(c)	11.75%	(27.17)%	22.57%	39.08%	29.78%	(9.98)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$105,718	$100,515	$149,808	$127,062	$93,645	$80,949
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	1.16	%^	1.15%	1.13%	1.19%	1.24%	1.24%
Expenses, before waivers/reimbursements(d)‡	1.21	%^	1.21%	1.18%	1.25%	1.29%	1.25%
Net investment income (loss)(b)	.32	%^	(.05)%	(.47)%	(.54)%	.02%	.13%
Portfolio turnover rate	14%	43%	24%	44%	43%	32%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.01%	.00%	.00%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the year ended December 31, 2020, such waiver amounted to .01%.

^	Annualized.

See notes to financial statements.

22

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	AB Variable Products Series Fund

OPERATION AND EFFECTIVENESS OF THE PORTFOLIO’S LIQUIDITY RISK MANAGEMENT PROGRAM:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolio to designate an Administrator of the Portfolio’s Liquidity Risk Management Program. The Administrator of the Portfolio’s LRMP is AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolio’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolio’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolio will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolio classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolio’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolio participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolio’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolio’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Portfolio or its ability to timely meet redemptions during the Program Reporting Period.

23

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Sustainable Global Thematic Portfolio (formerly AB Global Thematic Growth Portfolio) (the “Fund”) at a meeting held in-person on May 2-4, 2023 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

24

AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2023. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and the directors took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different

25

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians, after giving effect to a voluntary waiver by the Adviser. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

26

VPS-SGT-0152-0623

JUN    06.30.23

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO

EXPENSE EXAMPLE (unaudited)	AB Variable Products Series Fund

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The estimate of expenses does not include fees or other expenses of any variable insurance product. If such expenses were included, the estimate of expenses you paid during the period would be higher and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each class’ table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$1,094.80	$7.58	1.46%	$7.64	1.47%
Hypothetical**	$1,000	$1,017.55	$7.30	1.46%	$7.35	1.47%

Class B
Actual	$1,000	$1,093.00	$8.87	1.71%	$8.93	1.72%
Hypothetical**	$1,000	$1,016.31	$8.55	1.71%	$8.60	1.72%

+	In connection with the Portfolio’s investments in affiliated/unaffiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Portfolio’s total expenses are equal to the classes’ annualized expense ratio plus the Portfolio’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

*	Expenses are equal to each classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

1

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
TEN LARGEST HOLDINGS[1]

June 30, 2023 (unaudited)	AB Variable Products Series Fund

COMPANY	U.S. $ VALUE	PERCENT OF NET ASSETS
London Stock Exchange Group PLC	$1,242,290	3.1%
ASML Holding NV	1,148,921	2.9
Roche Holding AG (Genusschein)	1,135,126	2.8
Accenture PLC—Class A	1,089,904	2.7
STERIS PLC	1,089,128	2.7
Infineon Technologies AG	1,085,358	2.7
Edenred	1,064,582	2.7
Deutsche Boerse AG	1,062,271	2.7
Partners Group Holding AG	1,039,010	2.6
SMC Corp.	1,000,371	2.5

	$10,956,961	27.4%

SECTOR BREAKDOWN2

June 30, 2023 (unaudited)

SECTOR	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
Information Technology	$9,172,682	22.7%
Financials	8,047,435	19.9
Health Care	7,309,269	18.1
Consumer Staples	4,788,700	11.9
Industrials	3,576,257	8.9
Materials	1,819,826	4.5
Consumer Discretionary	1,594,435	3.9
Utilities	788,281	2.0
Energy	587,251	1.4
Short-Term Investments	2,711,434	6.7

Total Investments	$40,395,570	100.0%

1	Long-term investments.

2	The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

2

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
COUNTRY BREAKDOWN[1]

June 30, 2023 (unaudited)	AB Variable Products Series Fund

COUNTRY	U.S. $ VALUE	PERCENT OF TOTAL INVESTMENTS
United States	$10,000,188	24.8%
United Kingdom	4,192,055	10.4
Switzerland	2,576,365	6.4
France	2,560,818	6.3
India	2,332,048	5.8
Germany	2,147,629	5.3
Japan	1,713,106	4.3
Taiwan	1,466,074	3.6
Denmark	1,421,595	3.5
Ireland	1,329,280	3.3
Canada	1,304,061	3.2
Sweden	1,299,203	3.2
Netherlands	1,148,921	2.8
Other	4,192,793	10.4
Short-Term Investments	2,711,434	6.7

Total Investments	$40,395,570	100.0%

1	The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 2.8% or less in the following: China, Finland, Hong Kong, Indonesia and Norway. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

3

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2023 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–94.1%

INFORMATION TECHNOLOGY–22.9%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–5.3%
Flex Ltd.(a)	19,750	$545,890
Halma PLC	29,425	851,716
Keyence Corp.	1,500	712,735

		2,110,341

IT SERVICES–2.7%
Accenture PLC–Class A	3,532	1,089,904

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–13.3%
ASML Holding NV	1,584	1,148,921
Infineon Technologies AG	26,355	1,085,358
MediaTek, Inc.	22,000	486,988
NXP Semiconductors NV	4,185	856,586
STMicroelectronics NV	15,302	763,162
Taiwan Semiconductor Manufacturing Co., Ltd.	53,000	979,086

		5,320,101

SOFTWARE–1.6%
Descartes Systems Group, Inc. (The)(a)	8,143	652,336

		9,172,682

FINANCIALS–20.1%
BANKS–3.0%
Bank Mandiri Persero Tbk PT	1,725,000	600,312
HDFC Bank Ltd.	29,250	606,788

		1,207,100

CAPITAL MARKETS–8.3%
Deutsche Boerse AG	5,754	1,062,271
London Stock Exchange Group PLC	11,672	1,242,290
Partners Group Holding AG	1,102	1,039,010

		3,343,571

FINANCIAL SERVICES–2.7%
Edenred	15,893	1,064,582

INSURANCE–6.1%
Aflac, Inc.	13,289	927,572
AIA Group Ltd.	69,600	706,892
Beazley PLC	52,116	390,724
Prudential PLC	28,817	406,994

		2,432,182

		8,047,435

HEALTH CARE–18.2%
BIOTECHNOLOGY–1.2%
Abcam PLC (Sponsored ADR)(a)	20,738	507,459

HEALTH CARE EQUIPMENT & SUPPLIES–6.0%
Alcon, Inc.	10,726	889,854

Company	Shares	U.S. $ Value

ConvaTec Group PLC(b)	158,145	$412,453
STERIS PLC	4,841	1,089,128

		2,391,435

HEALTH CARE PROVIDERS & SERVICES–2.3%
Apollo Hospitals Enterprise Ltd.	14,666	913,186

LIFE SCIENCES TOOLS & SERVICES–5.9%
Danaher Corp.	3,121	749,040
ICON PLC(a)	3,859	965,522
Tecan Group AG (REG)(a)	1,685	647,501

		2,362,063

PHARMACEUTICALS–2.8%
Roche Holding AG (Genusschein)	3,716	1,135,126

		7,309,269

CONSUMER STAPLES–12.0%
FOOD PRODUCTS–6.0%
Danone SA	11,962	733,073
Kerry Group PLC–Class A	7,152	698,057
Nestle SA (REG)	7,847	943,928

		2,375,058

PERSONAL CARE PRODUCTS–6.0%
Dabur India Ltd.	115,879	812,075
Haleon PLC	198,358	814,153
Unilever PLC (London)(c)	15,121	787,414

		2,413,642

		4,788,700

INDUSTRIALS–8.9%
CONSTRUCTION & ENGINEERING–1.6%
WSP Global, Inc.(c)	4,933	651,726

MACHINERY–5.1%
Husqvarna AB–Class B(c)	48,741	442,254
SMC Corp.	1,800	1,000,371
TOMRA Systems ASA	37,207	598,568

		2,041,193

PROFESSIONAL SERVICES–2.2%
Experian PLC	23,015	883,338

		3,576,257

MATERIALS–4.5%
CHEMICALS–1.6%
Chr Hansen Holding A/S	9,110	633,314

CONTAINERS & PACKAGING–2.9%
Huhtamaki Oyj(c)	16,920	555,289
Smurfit Kappa Group PLC	18,913	631,223

		1,186,512

		1,819,826

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

CONSUMER DISCRETIONARY–4.0%
AUTOMOBILE COMPONENTS–2.1%
Autoliv, Inc.	10,077	$856,948

AUTOMOBILES–1.9%
BYD Co., Ltd.–Class H	23,000	737,487

		1,594,435

UTILITIES–2.0%
ELECTRIC UTILITIES–2.0%
Orsted AS(b)	8,315	788,281

ENERGY–1.5%
OIL, GAS & CONSUMABLE FUELS–1.5%
Neste Oyj	15,252	587,251

Total Common Stocks (cost $31,727,349)		37,684,136

SHORT-TERM INVESTMENTS–6.8%
INVESTMENT COMPANIES–6.8%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.02%(d)(e)(f) (cost $2,711,434)	2,711,434	2,711,434

Total Investments Before Security Lending Collateral for Securities Loaned–100.9% (cost $34,438,783)		40,395,570

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–2.8%
INVESTMENT COMPANIES–2.8%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.02%(d)(e)(f) (cost $1,109,083)	1,109,083	$1,109,083

TOTAL INVESTMENTS–103.7% (cost $35,547,866)		41,504,653
Other assets less liabilities–(3.7)%		(1,468,525)

NET ASSETS–100.0%		$40,036,128

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	2,841	USD	590	07/05/2023	$(3,817)
Bank of America, NA	USD	558	BRL	2,841	07/05/2023	34,928
Bank of America, NA	CNH	439	USD	64	07/07/2023	3,321
Bank of America, NA	GBP	1,880	USD	2,342	07/21/2023	(45,595)
Bank of America, NA	KRW	78,459	USD	60	07/27/2023	220
Bank of America, NA	USD	1,900	AUD	2,798	08/25/2023	(33,587)
Bank of America, NA	USD	154	TWD	4,695	09/14/2023	(2,626)
Barclays Bank PLC	EUR	1,744	USD	1,921	07/31/2023	15,126
BNP Paribas SA	CNH	2,421	USD	341	07/07/2023	7,591
Citibank, NA	INR	51,772	USD	628	09/25/2023	(1,350)
JPMorgan Chase Bank, NA	INR	7,275	USD	88	09/25/2023	–0	–
Morgan Stanley Capital Services, Inc.	BRL	2,841	USD	593	07/05/2023	(347)
Morgan Stanley Capital Services, Inc.	USD	590	BRL	2,841	07/05/2023	3,817
Morgan Stanley Capital Services, Inc.	CNH	1,389	USD	196	07/07/2023	5,214

5

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	3,323	CNH	22,790	07/07/2023	$(187,402)
Morgan Stanley Capital Services, Inc.	CHF	1,932	USD	2,165	07/21/2023	2,978
Morgan Stanley Capital Services, Inc.	USD	1,304	KRW	1,720,763	07/27/2023	3,390
Morgan Stanley Capital Services, Inc.	USD	590	BRL	2,841	08/02/2023	470
State Street Bank & Trust Co.	CNH	496	USD	72	07/07/2023	4,099
State Street Bank & Trust Co.	USD	191	CNH	1,362	07/07/2023	(3,274)
State Street Bank & Trust Co.	USD	228	MXN	4,137	07/13/2023	13,480
State Street Bank & Trust Co.	USD	289	SGD	384	07/13/2023	(5,177)
State Street Bank & Trust Co.	CHF	73	USD	82	07/21/2023	293
State Street Bank & Trust Co.	GBP	145	USD	186	07/21/2023	1,612
State Street Bank & Trust Co.	GBP	311	USD	387	07/21/2023	(7,671)
State Street Bank & Trust Co.	USD	260	CHF	234	07/21/2023	1,556
State Street Bank & Trust Co.	USD	60	CHF	54	07/21/2023	(36)
State Street Bank & Trust Co.	USD	120	GBP	97	07/21/2023	2,738
State Street Bank & Trust Co.	USD	366	GBP	288	07/21/2023	(670)
State Street Bank & Trust Co.	EUR	373	USD	404	07/31/2023	(3,417)
State Street Bank & Trust Co.	USD	1,625	EUR	1,509	07/31/2023	23,950
State Street Bank & Trust Co.	USD	429	EUR	391	07/31/2023	(1,633)
State Street Bank & Trust Co.	USD	167	ILS	602	08/08/2023	(4,473)
State Street Bank & Trust Co.	USD	324	ZAR	5,981	08/23/2023	(7,292)
State Street Bank & Trust Co.	CAD	98	USD	74	08/24/2023	398
State Street Bank & Trust Co.	USD	88	CAD	116	08/24/2023	20
State Street Bank & Trust Co.	AUD	119	USD	81	08/25/2023	1,388
State Street Bank & Trust Co.	AUD	94	USD	62	08/25/2023	(458)
State Street Bank & Trust Co.	JPY	19,364	USD	138	08/25/2023	2,333
State Street Bank & Trust Co.	USD	80	AUD	118	08/25/2023	(1,174)
State Street Bank & Trust Co.	USD	190	JPY	26,340	08/25/2023	(5,611)
State Street Bank & Trust Co.	NOK	4,107	USD	390	09/13/2023	6,570
State Street Bank & Trust Co.	USD	360	SEK	3,810	09/13/2023	(5,332)
UBS AG	CNH	594	USD	82	07/07/2023	412
UBS AG	USD	83	KRW	108,756	07/27/2023	64
UBS AG	USD	1,598	CAD	2,138	08/24/2023	17,251
UBS AG	USD	4,100	JPY	564,655	08/25/2023	(156,046)

						$(323,769)

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $1,200,734 or 3.0% of net assets.

(c)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

6

AB Variable Products Series Fund

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

SEK—Swedish Krona

SGD—Singapore Dollar

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

Glossary:

ADR—American Depositary Receipt

REG—Registered Shares

See notes to financial statements.

7

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2023 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $31,727,349)	$37,684,136	(a)
Affiliated issuers (cost $3,820,517—including investment of cash collateral for securities loaned of $1,109,083)	3,820,517
Cash	780
Foreign currencies, at value (cost $48,304)	48,219
Unaffiliated dividends receivable	170,729
Unrealized appreciation on forward currency exchange contracts	153,219
Receivable for capital stock sold	26,555
Affiliated dividends receivable	10,743

Total assets	41,914,898

LIABILITIES
Payable for collateral received on securities loaned	1,109,083
Unrealized depreciation on forward currency exchange contracts	476,988
Foreign capital gains tax payable	61,750
Payable for capital stock redeemed	60,326
Advisory fee payable	24,352
Administrative fee payable	22,263
Distribution fee payable	4,663
Directors’ fees payable	228
Transfer Agent fee payable	154
Accrued expenses	118,963

Total liabilities	1,878,770

NET ASSETS	$40,036,128

COMPOSITION OF NET ASSETS
Capital stock, at par	$2,256
Additional paid-in capital	32,503,347
Distributable earnings	7,530,525

NET ASSETS	$40,036,128

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$18,852,824	1,046,359	$18.02

B	$21,183,304	1,209,491	$17.51

(a)	Includes securities on loan with a value of $1,824,515 (see Note E).

See notes to financial statements.

8

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2023 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $67,457)	$438,071
Affiliated issuers	43,936
Interest	4,625
Securities lending income	752

487,384

EXPENSES
Advisory fee (see Note B)	151,712
Distribution fee—Class B	26,940
Transfer agency—Class A	941
Transfer agency—Class B	1,073
Administrative	46,995
Custody and accounting	34,004
Audit and tax	28,359
Printing	13,780
Legal	13,396
Directors’ fees	8,903
Miscellaneous	8,099

Total expenses	334,202
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(11,088)

Net expenses	323,114

Net investment income	164,270

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investment transactions(a)	973,596
Forward currency exchange contracts	25,437
Foreign currency transactions	11,049
Net change in unrealized appreciation (depreciation) of:
Investments(b)	3,310,195
Forward currency exchange contracts	(883,333)
Foreign currency denominated assets and liabilities	2,592

Net gain on investment and foreign currency transactions	3,439,536

NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,603,806

(a)	Net of foreign realized capital gains taxes of $18,656.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $6,990.

See notes to financial statements.

9

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$164,270		$(8,120)
Net realized gain on investment and foreign currency transactions	1,010,082		347,829
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	2,429,454		(16,078,192)

Net increase (decrease) in net assets from operations	3,603,806		(15,738,483)
Distributions to Shareholders
Class A	–0	–	(3,231,780)
Class B	–0	–	(3,834,063)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(2,454,696)		4,146,604

Total increase (decrease)	1,149,110		(18,657,722)
NET ASSETS
Beginning of period	38,887,018		57,544,740

End of period	$40,036,128		$38,887,018

See notes to financial statements.

10

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2023 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Sustainable International Thematic Portfolio (the “Portfolio”) (formerly known as AB International Growth Portfolio) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940. The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers 10 separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

11

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

	Level 1		Level 2	Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$3,144,716		$6,027,966	$–0	–	$9,172,682
Financials	927,572		7,119,863	–0	–	8,047,435
Health Care	3,311,149		3,998,120	–0	–	7,309,269
Consumer Staples	–0	–	4,788,700	–0	–	4,788,700
Industrials	651,726		2,924,531	–0	–	3,576,257

12

AB Variable Products Series Fund

	Level 1		Level 2		Level 3		Total
Materials	$–0	–	$1,819,826		$–0	–	$1,819,826
Consumer Discretionary	856,948		737,487		–0	–	1,594,435
Utilities	–0	–	788,281		–0	–	788,281
Energy	–0	–	587,251		–0	–	587,251
Short-Term Investments	2,711,434		–0	–	–0	–	2,711,434
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,109,083		–0	–	–0	–	1,109,083

Total Investments in Securities	12,712,628		28,792,025	(a)	–0	–	41,504,653
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	–0	–	153,219		–0	–	153,219
Liabilities:
Forward Currency Exchange Contracts	–0	–	(476,988)		–0	–	(476,988)

Total	$12,712,628		$28,468,256		$–0	–	$41,180,884

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

13

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has contractually agreed to waive its management fee and/or bear expenses of the Portfolio in order to reduce the Portfolio’s total operating expenses by an amount equal to 0.05% on an annual basis of the average net assets for Class A and Class B. For the six months ended June 30, 2023, such reimbursements/waivers amounted to $10,115. This fee waiver and/or expense reimbursement agreement extends through May 1, 2024 and then may be extended by the Adviser for additional one-year terms.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2023, the reimbursement for such services amounted to $46,995.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $900 for the six months ended June 30, 2023.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2023, such waiver amounted to $942.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2023 is as follows:

Portfolio	Market Value 12/31/22 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,145		$6,233	$4,666	$2,712	$44
Government Money Market Portfolio*	–0	–	2,847	1,737	1,109	0	**

Total					$3,821	$44

*	Investments of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to ..50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

14

AB Variable Products Series Fund

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2023 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$4,756,310		$8,552,797
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$8,188,093
Gross unrealized depreciation	(2,555,075)

Net unrealized appreciation	$5,633,018

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2023, the Portfolio held forward currency exchange contracts for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the

15

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended June 30, 2023, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$153,219	Unrealized depreciation on forward currency exchange contracts	$476,988

Total		$153,219		$476,988

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$25,437	$(883,333)

Total		$25,437	$(883,333)

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2023:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$19,028,652
Average principal amount of sale contracts	$11,831,753

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2023. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivative Assets
Bank of America, NA	$38,469	$(38,469)		$–0	–	$–0	–	$–0	–
Barclays Bank PLC	15,126	–0	–	–0	–	–0	–	15,126
BNP Paribas SA	7,591	–0	–	–0	–	–0	–	7,591
Morgan Stanley Capital Services, Inc.	15,869	(15,869)		–0	–	–0	–	–0	–
State Street Bank & Trust Co.	58,437	(46,218)		–0	–	–0	–	12,219
UBS AG	17,727	(17,727)		–0	–	–0	–	–0	–

Total	$153,219	$(118,283)		$–0	–	$–0	–	$34,936	^

16

AB Variable Products Series Fund

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Bank of America, NA	$85,625	$(38,469)		$–0	–	$–0	–	$47,156
Citibank, NA	1,350	–0	–	–0	–	–0	–	1,350
Morgan Stanley Capital Services, Inc.	187,749	(15,869)		–0	–	–0	–	171,880
State Street Bank & Trust Co.	46,218	(46,218)		–0	–	–0	–	–0	–
UBS AG	156,046	(17,727)		–0	–	–0	–	138,319

Total	$476,988	$(118,283)		$–0	–	$–0	–	$358,705	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

17

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2023 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$1,824,515	$1,109,083	$800,169	$371	$381	$31

*	As of June 30, 2023.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
Class A
Shares sold	10,084		46,298	$177,269		$910,370
Shares issued in reinvestment of distributions	–0	–	182,587	–0	–	3,231,780
Shares redeemed	(66,571)		(108,658)	(1,171,159)		(2,111,779)

Net increase (decrease)	(56,487)		120,227	$(993,890)		$2,030,371

Class B
Shares sold	56,979		80,711	$977,787		$1,510,744
Shares issued on reinvestment of distributions	–0	–	222,393	–0	–	3,834,063
Shares redeemed	(142,187)		(171,634)	(2,438,593)		(3,228,574)

Net increase (decrease)	(85,208)		131,470	$(1,460,806)		$2,116,233

At June 30, 2023, certain shareholders of the Portfolio owned 79% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV, than would be the case if the Portfolio were invested in a larger number of companies.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the information technology or financial services sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Portfolio may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Portfolio’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Portfolio’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

18

AB Variable Products Series Fund

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

LIBOR Transition and Associated Risk—The Portfolio may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. As announced by the FCA and LIBOR’s administrator, ICE Benchmark Administration, most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) have not been published since the end of 2021, but the most widely used U.S. Dollar LIBOR settings are expected to continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the law by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolio’s performance and/or NAV. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Portfolio’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

19

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2023.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2023 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2022 and December 31, 2021 were as follows:

	2022	2021
Distributions paid from:
Net long-term capital gains	$7,065,843	$5,551,745

Total taxable distributions paid	$7,065,843	$5,551,745

As of December 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gains	$1,447,149
Unrealized appreciation (depreciation)	2,479,570	(a)

Total accumulated earnings (deficit)	$3,926,719

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2022, the Portfolio did not have any capital loss carryforwards.

NOTE J: Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

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SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31,
2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.46	$27.11	$27.56	$23.49	$18.99	$23.15

Income From Investment Operations
Net investment income (loss)(a)(b)	.08	.02	(.02)	(.10)	.08	.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.88	(7.27)	2.29	6.65	5.08	(4.16)

Net increase (decrease) in net asset value from operations	4.96	(7.25)	2.27	6.55	5.16	(4.01)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	–0	–	(.34)	(.13)	(.15)
Distributions from net realized gain on investment transactions	(3.40)	(3.40)	(2.72)	(2.14)	(.53)	–0	–

Total dividends and distributions	(3.40)	(3.40)	(2.72)	(2.48)	(.66)	(.15)

Net asset value, end of period	$18.02	$16.46	$27.11	$27.56	$23.49	$18.99

Total Return
Total investment return based on net asset value(c)	9.48%	(27.61)%	8.25%	29.94%	27.53%	(17.41)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,853	$18,149	$26,641	$27,410	$24,123	$21,522
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	1.46	%^	1.53%	1.23%	1.31%	1.36%	1.27%
Expenses, before waivers/reimbursements(d)‡	1.52	%^	1.59%	1.28%	1.37%	1.41%	1.29%
Net investment income (loss)(b)	.95	%^	.12%	(.09)%	(.42)%	.40%	.69%
Portfolio turnover rate	12%	38%	25%	34%	49%	33%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.00%	.00%	.00%	.00%

See footnote summary on page 22.

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SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2023 (unaudited)	Year Ended December 31,
2022	2021	2020	2019	2018
Net asset value, beginning of period	$16.02	$26.57	$27.12	$23.15	$18.71	$22.80

Income From Investment Operations
Net investment income (loss)(a)(b)	.06	(.03)	(.09)	(.15)	.03	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.83	(7.12)	2.26	6.54	5.00	(4.09)

Net increase (decrease) in net asset value from operations	4.89	(7.15)	2.17	6.39	5.03	(4.00)

Less: Dividends and Distributions
Dividends from net investment income	–0	–	–0	–	–0	–	(.28)	(.06)	(.09)
Distributions from net realized gain on investment transactions	(3.40)	(3.40)	(2.72)	(2.14)	(.53)	–0	–

Total dividends and distributions	(3.40)	(3.40)	(2.72)	(2.42)	(.59)	(.09)

Net asset value, end of period	$17.51	$16.02	$26.57	$27.12	$23.15	$18.71

Total Return
Total investment return based on net asset value(c)	9.30%	(27.81)%	8.01%	29.60%	27.23%	(17.60)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,183	$20,738	$30,904	$32,068	$29,756	$28,169
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	1.71	%^	1.78%	1.48%	1.56%	1.61%	1.52%
Expenses, before waivers/reimbursements(d)‡	1.77	%^	1.84%	1.53%	1.62%	1.66%	1.54%
Net investment income (loss)(b)	.69	%^	(.14)%	(.34)%	(.67)%	.15%	.43%
Portfolio turnover rate	12%	38%	25%	34%	49%	33%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.00%	.00%	.00%	.00%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the year ended December 31, 2022, such waiver amounted to .01%.

^	Annualized.

See notes to financial statements.

22

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO	AB Variable Products Series Fund

OPERATION AND EFFECTIVENESS OF THE PORTFOLIO’S LIQUIDITY RISK MANAGEMENT PROGRAM:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolio to designate an Administrator of the Portfolio’s Liquidity Risk Management Program. The Administrator of the Portfolio’s LRMP is AllianceBernstein L.P., the Portfolio’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolio’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolio’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolio will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolio classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolio’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolio participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolio’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Portfolio’s LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Portfolio or its ability to timely meet redemptions during the Program Reporting Period.

23

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Sustainable International Thematic Portfolio (formerly AB International Growth Portfolio) (the “Fund”) at a meeting held in-person on May 2-4, 2023 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

24

AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median. Taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, the directors noted that the Adviser’s total rate of compensation was above the median and discussed with the Adviser the reasons it was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

25

SUSTAINABLE INTERNATIONAL THEMATIC PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians, after giving effect to a voluntary waiver by the Adviser. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

26

VPS-SIT-0152-0623

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Variable Products Series Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: August 14, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: August 14, 2023

By:	/s/Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: August 14, 2023